Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	PROVECTUS PHARMACEUTICALS INC
Entity Central Index Key	0000315545
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Filer Category	Accelerated Filer

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 1,221,701	$ 7,705,773
Equipment and furnishings, less accumulated depreciation of $422,965 and $416,798, respectively	29,829	20,111
Patents, net of amortization of $6,789,497 and $6,118,377, respectively	4,925,948	5,597,068
Other assets	27,000	27,000
Total Assets	6,204,478	13,349,952
Current Liabilities
Accounts payable - trade	243,435	101,102
Accrued consulting expense	61,283	71,000
Other accrued expenses	206,706	90,622
Total Current Liabilities	511,424	262,724
Long-Term Liability
Warrant liability	1,299,570	3,067,488
Total Liabilities	1,810,994	3,330,212
Stockholders' Equity
Preferred stock; par value $.001 per share; 25,000,000 shares authorized; 2,478,185 and 3,531,665 shares issued and outstanding, respectively; liquidation preference $0.75 per share (in aggregate $1,896,117 and $2,702,134, respectively)	2,478	3,531
Common stock; par value $.001 per share; 200,000,000 shares authorized; 118,427,925 and 110,596,798 shares issued and outstanding, respectively	118,428	110,597
Paid-in capital	122,625,654	115,690,334
Deficit accumulated during the development stage	(118,353,076)	(105,784,722)
Total Stockholders' Equity	4,393,484	10,019,740
Total Liabilities and Stockholders' Equity	$ 6,204,478	$ 13,349,952

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Accumulated depreciation on equipment and furnishings	$ 422,965	$ 416,798
Amortization on patents	6,789,497	6,118,377
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	2,478,185	3,531,665
Preferred stock, shares outstanding	2,478,185	3,531,665
Aggregate liquidation preference	$ 1,896,117	$ 2,702,134
Preferred stock, liquidation preference per share	$ 0.75	$ 0.75
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock shares	118,427,925	110,596,798
Common stock, shares outstanding	118,427,925	110,596,798

Consolidated Statements of Operations (USD $)	12 Months Ended			131 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Revenues
OTC product revenue				$ 25,648
Medical device revenue				14,109
Total revenues				39,757
Cost of sales				15,216
Gross profit				24,541
Operating expenses
Research and development	5,005,459	8,807,896	8,417,303	43,098,853
General and administrative	8,661,040	11,961,848	11,604,526	66,185,889
Amortization	671,120	671,120	671,120	6,789,497
Total operating loss	(14,337,619)	(21,440,864)	(20,692,949)	(116,049,698)
Gain on sale of fixed assets				55,075
Loss on extinguishment of debt				(825,867)
Investment income	1,347	1,527	1,202	653,217
Gain on change in fair value of warrant liability	1,767,918	2,004,638	2,139,645	5,912,201
Net interest expense				(8,098,004)
Net loss	(12,568,354)	(19,434,699)	(18,552,102)	(118,353,076)
Dividends on preferred stock	(183,187)	(247,008)	(10,407,867)	(10,838,062)
Net loss applicable to common shareholders	$ (12,751,541)	$ (19,681,707)	$ (28,959,969)	$ (129,191,138)
Basic and diluted loss per common share	$ (0.11)	$ (0.19)	$ (0.37)
Weighted average number of common shares outstanding - basic and diluted	112,986,636	105,724,605	78,817,965

Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Paid in capital	Accumulated Deficit
Beginning Balance at Jan. 17, 2002	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at Jan. 17, 2002		0	0
Issuance to founding shareholders			6,000	(6,000)
Issuance to founding shareholders, shares			6,000,000
Sale of stock	25,000		50	24,950
Sale of stock, shares			50,000
Issuance of stock to employees	932,000		510	931,490
Issuance of stock to employees, shares			510,000
Issuance of stock for services	360,000		120	359,880
Issuance of stock for services, shares			120,000
Net loss	(1,316,198)				(1,316,198)
Ending Balance at Apr. 23, 2002	802	0	6,680	1,310,320	(1,316,198)
Ending Balance, shares at Apr. 23, 2002		0	6,680,000
Shares issued in reverse merger	(3,645)		266	(3,911)
Shares issued in reverse merger, shares			265,763
Issuance of stock for services	5,144,000		1,900	5,142,100
Issuance of stock for services, shares			1,900,000
Purchase and retirement of stock	(48,000)		(400)	(47,600)
Purchase and retirement of stock, shares			(400,000)
Stock issued for acquisition of Valley Pharmaceuticals	12,226,320		500	12,225,820
Stock issued for acquisition of Valley Pharmaceuticals, shares			500,007
Exercise of warrants	453		453
Exercise of warrants, shares			452,919
Warrants issued in connection with convertible debt	126,587			126,587
Stock and warrants issued for acquisition of Pure-ific	27,000		25	26,975
Stock and warrants issued for acquisition of Pure-ific, shares			25,000
Net loss	(5,749,937)				(5,749,937)
Ending Balance at Dec. 31, 2002	11,723,580	0	9,424	18,780,291	(7,066,135)
Ending Balance, shares at Dec. 31, 2002		0	9,423,689
Issuance of stock for services	239,800		764	239,036
Issuance of stock for services, shares			764,000
Issuance of warrants for services	145,479			145,479
Stock to be issued for services	281,500			281,500
Employee compensation from stock options	34,659			34,659
Issuance of stock pursuant to Regulation S	380,347		680	379,667
Issuance of stock pursuant to Regulation S, shares			679,820
Beneficial conversion related to convertible debt	601,000			601,000
Net loss	(3,155,313)				(3,155,313)
Ending Balance at Dec. 31, 2003	10,251,052	0	10,868	20,461,632	(10,221,448)
Ending Balance, shares at Dec. 31, 2003		0	10,867,509
Issuance of stock for services	449,923		734	449,190
Issuance of stock for services, shares			733,872
Issuance of warrants for services	495,480			495,480
Exercise of warrants	5,000		133	4,867
Exercise of warrants, shares			132,608
Employee compensation from stock options	15,612			15,612
Issuance of stock pursuant to Regulation S	793,137		2,469	790,668
Issuance of stock pursuant to Regulation S, shares			2,469,723
Issuance of stock and warrants pursuant to Regulation D	1,288,861		1,930	1,286,930
Issuance of stock and warrants pursuant to Regulation D, shares			1,930,164
Beneficial conversion related to convertible debt	360,256			360,256
Issuance of convertible debt with warrants	105,250			105,250
Repurchase of beneficial conversion feature	(258,345)			(258,345)
Net loss	(4,344,525)				(4,344,525)
Ending Balance at Dec. 31, 2004	9,161,701	0	16,134	23,711,540	(14,565,973)
Ending Balance, shares at Dec. 31, 2004		0	16,133,876
Issuance of stock for services	152,285		227	152,058
Issuance of stock for services, shares			226,733
Issuance of stock for interest payable	196,031		264	195,767
Issuance of stock for interest payable, shares			263,721
Issuance of warrants for services	1,534,405			1,534,405
Exercise of warrants and stock options	1,439,795		1,572	1,438,223
Exercise of warrants and stock options, shares			1,571,849
Issuance of warrants for contractual obligations	985,010			985,010
Employee compensation from stock options	15,752			15,752
Issuance of stock and warrants pursuant to Regulation D	6,513,176		6,221	6,506,955
Issuance of stock and warrants pursuant to Regulation D, shares			6,221,257
Preferred stock conversions into common stock	3,049,362		3,405	3,045,957
Preferred stock conversions into common stock, shares			(3,405,541)
Beneficial conversion related to convertible debt	1,633,176			1,633,176
Beneficial conversion related to interest expense	39,529			39,529
Issuance of convertible debt with warrants	1,574,900			1,574,900
Repurchase of beneficial conversion feature	(144,128)			(144,128)
Net loss	(11,763,853)				(11,763,853)
Ending Balance at Dec. 31, 2005	14,387,141	0	27,823	40,689,144	(26,329,826)
Ending Balance, shares at Dec. 31, 2005		0	27,822,977
Issuance of stock for services	676,743		719	676,024
Issuance of stock for services, shares			719,246
Issuance of stock for interest payable	183,596		195	183,401
Issuance of stock for interest payable, shares			194,327
Issuance of warrants for services	370,023			370,023
Exercise of warrants and stock options	1,189,816		1,246	1,188,570
Exercise of warrants and stock options, shares			1,245,809
Employee compensation from stock options	1,862,456			1,862,456
Issuance of stock and warrants pursuant to Regulation D	4,130,421		10,092	4,120,329
Issuance of stock and warrants pursuant to Regulation D, shares			10,092,495
Preferred stock conversions into common stock	1,576,336		2,377	1,573,959
Preferred stock conversions into common stock, shares			(2,377,512)
Beneficial conversion related to interest expense	16,447			16,447
Net loss	(8,870,579)				(8,870,579)
Ending Balance at Dec. 31, 2006	15,522,400	0	42,452	50,680,353	(35,200,405)
Ending Balance, shares at Dec. 31, 2006		0	42,452,366
Issuance of stock for services	298,950		150	298,800
Issuance of stock for services, shares			150,000
Issuance of stock for interest payable	1,258		1	1,257
Issuance of stock for interest payable, shares			1,141
Issuance of warrants for services	472,635			472,635
Exercise of warrants and stock options	3,985,641		3,929	3,981,712
Exercise of warrants and stock options, shares			3,928,957
Employee compensation from stock options	2,340,619			2,340,619
Issuance of stock and warrants pursuant to Regulation D	1,848,138		2,377	1,845,761
Issuance of stock and warrants pursuant to Regulation D, shares			2,376,817
Preferred stock conversions into common stock	367,500		490	367,010
Preferred stock conversions into common stock, shares			(490,000)
Net loss	(10,005,631)				(10,005,631)
Ending Balance at Dec. 31, 2007	14,831,510	0	49,399	59,988,147	(45,206,036)
Ending Balance, shares at Dec. 31, 2007		0	49,399,281
Issuance of stock for services	390,000		350	389,650
Issuance of stock for services, shares			350,000
Issuance of warrants for services	517,820			517,820
Exercise of warrants and stock options	2,639,711		3,268	2,636,443
Exercise of warrants and stock options, shares			3,267,795
Employee compensation from stock options	1,946,066			1,946,066
Net loss	(10,269,571)				(10,269,571)
Ending Balance at Dec. 31, 2008	10,055,536	0	53,017	65,478,126	(55,475,607)
Ending Balance, shares at Dec. 31, 2008		0	53,017,076
Issuance of stock for services	695,000		796	694,204
Issuance of stock for services, shares			796,012
Issuance of warrants for services	1,064,210			1,064,210
Exercise of warrants and stock options	2,524,453		3,480	2,520,973
Exercise of warrants and stock options, shares			3,480,485
Employee compensation from stock options	870,937			870,937
Issuance of stock and warrants pursuant to Regulation D	6,518,688		10,117	6,508,571
Issuance of stock and warrants pursuant to Regulation D, shares			10,116,653
Net loss	(12,322,314)				(12,322,314)
Ending Balance at Dec. 31, 2009	9,406,510	0	67,410	77,137,021	(67,797,921)
Ending Balance, shares at Dec. 31, 2009		0	67,410,226
Issuance of stock for services	856,613		776	855,837
Issuance of stock for services, shares			776,250
Issuance of warrants for services	1,141,593			1,141,593
Exercise of warrants and stock options	3,103,680		3,491	3,100,189
Exercise of warrants and stock options, shares			3,491,014
Employee compensation from stock options	3,759,650			3,759,650
Issuance of stock pursuant to Regulation S	419,250		559	418,691
Issuance of stock pursuant to Regulation S, shares			559,000
Issuance of common stock and warrants pursuant to Regulation D	6,346,989		11,169	6,335,820
Issuance of common stock and warrants pursuant to Regulation D, shares			11,168,067
Preferred stock conversions into common stock		(7,893)	7,893
Preferred stock conversions into common stock, shares		(7,893,326)	(7,893,326)
Issuance of preferred stock and warrants pursuant to Regulation D	4,217,390	13,283		4,204,107
Issuance of preferred stock and warrants pursuant to Regulation D, shares		13,283,324
Net loss	(18,552,102)				(18,552,102)
Ending Balance at Dec. 31, 2010	10,699,573	5,390	91,298	96,952,908	(86,350,023)
Ending Balance, shares at Dec. 31, 2010		5,389,998	91,297,883
Issuance of stock for services	332,750		350	332,400
Issuance of stock for services, shares			350,000
Issuance of warrants for services	945,116			945,116
Exercise of warrants and stock options	6,623,311		7,185	6,616,126
Exercise of warrants and stock options, shares			7,185,522
Employee compensation from stock options	3,368,950			3,368,950
Issuance of common stock and warrants pursuant to Regulation D	7,041,239		9,905	7,031,334
Issuance of common stock and warrants pursuant to Regulation D, shares			9,905,062
Sale of non-controlling interest in Pure-ific Corporation and warrants	443,500			443,500
Preferred stock conversions into common stock		(1,859)	1,859
Preferred stock conversions into common stock, shares		(1,858,333)	(1,858,331)
Net loss	(19,434,699)				(19,434,699)
Ending Balance at Dec. 31, 2011	10,019,740	3,531	110,597	115,690,334	(105,784,722)
Ending Balance, shares at Dec. 31, 2011		3,531,665	110,596,798
Issuance of stock for services	456,500		550	455,950
Issuance of stock for services, shares			550,000
Issuance of warrants for services	1,512,026			1,512,026
Employee compensation from stock options	183,028			183,028
Issuance of common stock and warrants pursuant to Regulation D	4,790,544		6,228	4,784,316
Issuance of common stock and warrants pursuant to Regulation D, shares			6,227,647
Preferred stock conversions into common stock		(1,053)	1,053
Preferred stock conversions into common stock, shares		(1,053,480)	(1,053,480)
Net loss	(12,568,354)				(12,568,354)
Ending Balance at Dec. 31, 2012	$ 4,393,484	$ 2,478	$ 118,428	$ 122,625,654	$ (118,353,076)
Ending Balance, shares at Dec. 31, 2012		2,478,185	118,427,925

Consolidated Statements of Cash Flows (USD $)	12 Months Ended			131 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash Flows From Operating Activities
Net loss	$ (12,568,354)	$ (19,434,699)	$ (18,552,102)	$ (118,353,076)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	6,167	7,356	8,855	445,966
Amortization of patents	671,120	671,120	671,120	6,789,497
Amortization of original issue discount				3,845,721
Amortization of commitment fee				310,866
Amortization of prepaid consultant expense				1,295,226
Amortization of deferred loan costs				2,261,584
Accretion of United States Treasury Bills				(373,295)
Loss on extinguishment of debt				825,867
Loss on exercise of warrants				236,146
Beneficial conversion of convertible interest				55,976
Convertible interest				389,950
Compensation through issuance of stock options	183,028	3,368,950	3,759,650	14,397,729
Compensation through issuance of stock				932,000
Issuance of stock for services	456,500	332,750	856,613	9,053,511
Issuance of warrants for services	1,512,026	945,116	1,141,593	6,196,569
Issuance of warrants for contractual obligations				985,010
Gain on sale of equipment				(55,075)
Gain on change in fair value of warrant liability	(1,767,918)	(2,004,638)	(2,139,645)	(5,912,201)
Increase (decrease) in liabilities
Accounts payable	142,333	(317,375)	198,226	239,790
Accrued expenses	106,367	(769,640)	324,362	417,619
Net cash used in operating activities	(11,258,731)	(17,201,060)	(13,731,328)	(76,014,620)
Cash Flows From Investing Activities
Proceeds from sale of fixed assets				180,075
Capital expenditures	(15,885)	(6,147)		(89,920)
Proceeds from investments				37,010,481
Purchases of investments				(36,637,186)
Net cash provided by (used in) investing activities	(15,885)	(6,147)		463,450
Cash Flows From Financing Activities
Net proceeds from loans from stockholder				174,000
Proceeds from convertible debt				6,706,795
Net proceeds from sales of preferred stock and warrants			8,908,131	8,908,131
Net proceeds from sales of common stock and warrants	4,790,544	9,759,969	6,766,239	42,814,521
Proceeds from exercises of warrants and stock options		6,623,311	2,905,980	21,078,014
Cash paid to retire convertible debt				(2,385,959)
Cash paid for deferred loan costs				(747,612)
Premium paid on extinguishments of debt				(170,519)
Purchase and retirement of common stock				(48,000)
Net proceeds from sale of non-controlling interest in Pure-ific Corporation		443,500		443,500
Net cash provided by financing activities	4,790,544	16,826,780	18,580,350	76,772,871
Net change in cash and cash equivalents	(6,484,072)	(380,427)	4,849,022	1,221,701
Cash and cash equivalents, at beginning of period	7,705,773	8,086,200	3,237,178
Cash and cash equivalents, at end of period	1,221,701	7,705,773	8,086,200	1,221,701
Supplemental Disclosure of Noncash Investing and Financing Activities
Reclassification of warrant liability to equity due to exercise of warrants		$ 485,467	$ 197,700

Organization and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization and Significant Accounting Policies [Abstract]
Organization and Significant Accounting Policies

1. Organization and Significant Accounting Policies

Nature of Operations

Provectus Pharmaceuticals, Inc. (together with its subsidiaries, the “Company”) is a development-stage biopharmaceutical company that is focusing on developing minimally invasive products for the treatment of psoriasis and other topical diseases, and certain forms of cancer including melanoma, breast cancer, and cancers of the liver. The Company intends to license and sell a majority stake of its non-core assets via a spin-out transaction. The Company also intends to license and sell a majority stake of the underlying assets of its over-the-counter pharmaceuticals via a spin-out transaction. To date the Company has no material revenues.

Principles of Consolidation

Intercompany balances and transactions have been eliminated in consolidation.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Cash Concentrations

Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. We have never experienced any losses related to these balances. All of our non-interest bearing cash balances were fully insured at December 31, 2012 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits.

Deferred Loan Costs and Debt Discounts

Costs related to the issuance of the convertible debt are recorded as deferred loan costs and amortized over the term of the loan using the effective interest method. Additionally, the Company recorded debt discounts related to warrants and beneficial conversion features issued in connection with the debt. Debt discounts are amortized over the term of the loan using the effective interest method. All deferred loan costs and debt discounts were fully amortized as of December 31, 2007.

Equipment and Furnishings

Equipment and furnishings acquired through the merger with Valley Pharmaceuticals, Inc. (Note 2) have been stated at carry-over basis because the majority shareholders of Provectus also owned all of the shares of Valley. Other equipment and furnishings are stated at cost. Depreciation of equipment is provided for using the straight-line method over the estimated useful lives of the assets. Computers and laboratory equipment are being depreciated over five years; furniture and fixtures are being depreciated over seven years.

Long-Lived Assets

The Company reviews the carrying values of its long-lived assets for possible impairment whenever an event or change in circumstances indicates that the carrying amount of the assets may not be recoverable. Any long-lived assets held for disposal are reported at the lower of their carrying amounts or fair value less cost to sell. Management has determined there to be no impairment.

Patent Costs

Internal patent costs are expensed in the period incurred. Patents purchased are capitalized and amortized over the remaining life of the patent.

Patents at December 31, 2012 were acquired as a result of the merger with Valley Pharmaceuticals, Inc. (“Valley”) (Note 2). The majority shareholders of Provectus also owned all of the shares of Valley and therefore the assets acquired from Valley were recorded at their carry-over basis. The patents are being amortized over the remaining lives of the patents, which range from 4-9 years. Annual amortization of the patents is expected to approximate $671,000 for each of the next four years and $659,000 in 2017.

Revenue Recognition

Prior to 2007, the Company recognized revenue when product was shipped. The Company has not had any such revenue since then.

Research and Development

Research and development costs are charged to expense when incurred. An allocation of payroll expenses to research and development is made based on a percentage estimate of time spent. The research and development costs include the following: payroll, consulting and contract labor, lab supplies and pharmaceutical preparations, legal, insurance, rent and utilities, and depreciation.

Income Taxes

The Company accounts for income taxes under the liability method in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes”. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established if it is more likely than not that all, or some portion, of deferred income tax assets will not be realized. The Company has recorded a full valuation allowance to reduce its net deferred income tax assets to zero. In the event the Company were to determine that it would be able to realize some or all its deferred income tax assets in the future, an adjustment to the deferred income tax asset would increase income in the period such determination was made.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained upon an examination. Any recognized income tax positions would be measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement would be reflected in the period in which the change in judgment occurs. The Company would recognize any corresponding interest and penalties associated with its income tax positions in income tax expense. There were no income taxes, interest or penalties incurred in 2012, 2011 or 2010. Tax years going back to 2009 remain open for examination by the IRS.

Basic and Diluted Loss Per Common Share

Basic and diluted loss per common share is computed based on the weighted average number of common shares outstanding. Loss per share excludes the impact of outstanding options and warrants and convertible preferred stock as they are antidilutive. Potential common shares excluded from the calculation for the years ended December 31, 2012, 2011 and 2010, respectively, are 30,038,017, 25,119,247 and 15,422,719 from warrants, 15,140,956, 14,890,956 and 11,907,622 from options, and 2,478,185, 3,531,665 and 5,389,998 from convertible preferred shares. Included in the weighted average number of common shares outstanding are 2,048,671 common shares committed to be issued but not outstanding at December 31, 2010.

Derivative Instruments

The warrants issued in conjunction with convertible preferred stock in March and April 2010 private placements include a reset provision if the Company issues additional warrants, in certain circumstances as defined in the agreement, below the exercise price of $1.00. Effective January 1, 2009, the reset provision of these warrants preclude equity accounting treatment under ASC 815. Accordingly the Company is required to record the warrants as liabilities at their fair value upon issuance and remeasure the fair value at each period end with the change in fair value recorded in the statement of operations. When the warrants are exercised or cancelled, they are reclassified to equity. The Company uses the Monte-Carlo Simulation model to estimate the fair value of the warrants. Significant assumptions used at December 31, 2012 include a weighted average term of 2.2 years, a 5% probability that the warrant exercise price would be reset, a volatility range between 58.9% and 63.4% and a risk free interest rate range between 0.25% and 0.36%. Significant assumptions used at December 31, 2011 include a weighted average term of 3.2 years, a 5% probability that the warrant exercise price would be reset, volatility of 66.69% and a risk free interest rate of 0.595%.

Additionally, the Series A and Series C Warrants issued in conjunction with the January 2011 registered direct public offering include a reset provision if the Company issues additional warrants, in certain circumstances as defined in the agreement, below the exercise price of $1.12. At December 31, 2012, the warrant exercise price was reset to $0.675. Significant assumptions used at December 31, 2012 include a weighted average term of 3.0 years, a 5% probability that the warrant exercise price would be further reset, a volatility range between 58.9% and 63.4% and a risk free interest rate range between 0.25% and 0.36%. Significant assumptions used at December 31, 2011 include a weighted average term of 4.0 years, a 5% probability that the warrant exercise price would be reset, volatility of 66.69% and a risk free interest rate of 0.83%.

Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, and accounts payable approximate their fair value because of the short-term nature of these items. Cash equivalents are measured on a recurring basis within the fair value hierarchy using Level 1 inputs.

The fair value of derivative instruments is determined by management with the assistance of an independent third party valuation specialist. Certain derivatives with limited market activity are valued using externally developed models that consider unobservable market parameters.

Stock-Based Compensation

The compensation cost relating to share-based payment transactions is measured based on the fair value of the equity or liability instruments at date of issuance and is expensed on a straight-line basis. The Company utilizes the Black-Scholes option-pricing model for purposes of estimating the fair value of each stock option on the date of grant. The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected volatility factor of the market price of the Company’s common stock (as determined by reviewing its historical public market closing prices). Because the Company’s employee stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options.

Warrants to non-employees are generally vested and nonforfeitable upon the date of the grant. Accordingly fair value is determined on the grant date.

Subsequent Events

Management assesses subsequent events through the issue date of the financial statements.

Recent Accounting Pronouncements

None.

Recapitalization and Merger	12 Months Ended
Dec. 31, 2012
Recapitalization and Merger [Abstract]
Recapitalization and Merger

2. Recapitalization and Merger

On April 23, 2002, Provectus Pharmaceutical, Inc., a Nevada corporation and a Merger “blank check” public company, acquired Provectus Pharmaceuticals, Inc., a privately-held Tennessee corporation (“PPI”), by issuing 6,680,000 shares of common stock of Provectus Pharmaceutical to the stockholders of PPI in exchange for all of the issued and outstanding shares of PPI, as a result of which Provectus Pharmaceutical changed its name to Provectus Pharmaceuticals, Inc. (the “Company”) and PPI became a wholly-owned subsidiary of the Company. Prior to the transaction, PPI had no significant operations and had not generated any revenues.

For financial reporting purposes, the transaction has been reflected in the accompanying financial statements as a recapitalization of PPI and the financial statements reflect the historical financial information of PPI which was incorporated on January 17, 2002. Therefore, for accounting purposes, the shares recorded as issued in the reverse merger are the 265,763 shares owned by Provectus Pharmaceuticals, Inc. shareholders prior to the reverse merger.

The issuance of 6,680,000 shares of common stock of Provectus Pharmaceutical, Inc. to the stockholders of PPI in exchange for all of the issued and outstanding shares of PPI was done in anticipation of PPI acquiring Valley Pharmaceuticals, Inc, which owned the intellectual property to be used in the Company’s operations.

On November 19, 2002, the Company acquired Valley Pharmaceuticals, Inc, (“Valley”) a privately-held Tennessee corporation by merging PPI with and into Valley and naming the surviving company Xantech Pharmaceuticals, Inc. Valley had no significant operations and had not generated any revenues. Valley was formed to hold certain intangible assets which were transferred from an entity which was majority owned by the shareholders of Valley. Those shareholders gave up their shares of the other company in exchange for the intangible assets in a non-pro-rata split-off. The intangible assets were valued based on the market price of the stock given up in the split-off. The shareholders of Valley also owned the majority of the shares of the Company at the time of the transaction. The Company issued 500,007 shares of stock in exchange for the net assets of Valley which were valued at $12,226,320 and included patents of $11,715,445 and equipment and furnishings of $510,875.

Commitments	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Commitments

3. Commitments

Leases

The Company leases office and laboratory space in Knoxville, Tennessee on a month-to-month basis. Rent expense was $55,378, $55,382 and $55,378 for Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively.

Employee Agreements

On July 1, 2012, the Company entered into executive employment agreements with each of H. Craig Dees. Ph.D., Timothy C. Scott, Ph.D., Eric A. Wachter, Ph.D., and Peter R. Culpepper, CPA, to serve as our Chief Executive Officer, President, Chief Technology Officer, and Chief Financial Officer and Chief Operating Officer, respectively. Each agreement provides that such executive will be employed for a one-year term with automatic one-year renewals unless previously terminated pursuant to the terms of the agreement or either party gives notice that the term will not be extended. The Company is committed to pay a total of $1,000,000 over six months, which is the remainder of the current employment agreements at December 31, 2012. Executives are also entitled to participate in any incentive compensation plan or bonus plan adopted by the Company without diminution of any compensation or payment under the agreement. Executives are further entitled to reimbursement for all reasonable out-of-pocket expenses incurred during their performance of services under the agreement.

Each agreement generally provides that if the executive’s employment is terminated prior to a change in control (as defined in the agreement) (1) due to expiration or non-extension of the term by the Company; or (2) by the Company for any reason other than for cause (as defined in the agreement), then such executive shall be entitled to receive payments under the agreement as if the agreement was still in effect through the end of the period in effect as of the date of such termination. If the executive’s employment (1) is terminated by the Company at any time for cause, (2) is terminated by executive prior to, and not coincident with, a change in control or (3) is terminated by executive’s death, disability or retirement prior to a change in control, the executive (or his estate, as the case may be) shall be entitled to receive payments under the agreement through the last date of the month of such termination, a pro-rata portion of any incentive or bonus payment earned prior to such termination, any benefits to which he is entitled under the terms and conditions of the pertinent plans in effect at termination and any reasonable expenses incurred during the performance of services under the agreement.

In the event that coincident with or following a change in control, the executive’s employment is terminated or the agreement is not extended (1) by action of the executive including his death, disability or retirement or (2) by action of the Company not for cause, the executive (or his estate, as the case may be) shall be entitled to receive payments under the agreement through the last day of the month of such termination, a pro-rata portion of any incentive or bonus payment earned prior to such termination, any benefits to which he is entitled under the terms and conditions of the pertinent plans in effect at termination and any reasonable expenses incurred during the performance of services under the agreement. In addition, the Company shall pay to the executive (or his estate, as the case may be), within 30 days following the date of termination or on the effective date of the change in control (whichever occurs later), a lump sum payment in cash in an amount equal to 2.90 times the base salary paid in the preceding calendar year, or scheduled to be paid to such executive during the year of such termination, whichever is greater, plus an additional amount sufficient to pay United States income taxes on the lump-sum amount paid.

Equity Transactions	12 Months Ended
Dec. 31, 2012
Equity Transactions [Abstract]
Equity Transactions

4. Equity Transactions

(a) During 2002, the Company issued 2,020,000 shares of common stock in exchange for consulting services. These services were valued based on the fair market value of the stock exchanged which resulted in consulting costs charged to operations of $5,504,000.

During 2002, the Company issued 510,000 shares of common stock to employees in exchange for services rendered. These services were valued based on the fair market value of the stock exchanged which resulted in compensation costs charged to operations of $932,000.

In 2003, the Company issued 764,000 shares to consultants in exchange for services rendered, consisting of 29,000 shares issued in January valued at $11,600, 35,000 shares issued in March valued at $11,200, and 700,000 shares issued in October valued at $217,000. The value for these shares was based on the market value of the shares issued. As all of these amounts represented payments for services to be provided in the future and the shares were fully vested and non-forfeitable, a prepaid consulting expense was recorded in 2003 which was fully amortized as of December 31, 2004.

In November and December 2003, the Company committed to issue 341,606 shares of common stock to consultants in exchange for services rendered. The total value for these shares was $281,500 which was based on the market value of the shares issued. The shares were issued in January 2004. As these amounts represented payments for services to be provided in the future and the shares were fully vested and non-forfeitable, a prepaid consulting expense was recorded in 2003 which was fully amortized as of December 31, 2004.

In January 2004, the Company issued 10,000 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $11,500. In March 2004, the Company committed to issue 36,764 shares to consultants in exchange for services. These shares were recorded as a prepaid consulting expense and were fully amortized at December 31, 2004. Consulting costs charged to operations were $62,500. These 36,764 shares, along with 75,000 shares committed in 2003 were issued in August 2004. The 75,000 shares committed to be in 2003 were the result of a cashless exercise of 200,000 warrants in 2003, which were not issued as of December 31, 2003. In August 2004, the Company also issued 15,000 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $25,200. In September 2004, the Company issued 16,666 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $11,666. In October 2004, the Company issued 16,666 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $13,666. In November 2004, the Company issued 16,666 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $11,000. In December 2004, the Company issued 7,500 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $3,525.

In January 2005, the Company issued 7,500 shares to consultants in exchange for services rendered. Consulting costs charged to operations were $4,950. In February 2005, the Company issued 7,500 shares to consultants in exchange for services. Consulting costs charged to operations were $7,574. In April 2005, the Company issued 190,733 shares to consultants in exchange for services. Consulting costs charged to operations were $127,791. In May 2005, the Company issued 21,000 shares to consultants in exchange for services. Consulting costs charged to operations were $11,970.

In December 2005, the Company committed to issue 689,246 shares to consultants in exchange for services rendered. 655,663 of these shares of were issued in February 2006 and 33,583 shares were issued in May 2006. The total value for these shares was $650,643 which was based on the market value of the shares issued and was recorded as an accrued liability at December 31, 2005. In February 2006, the Company issued 30,000 shares to consultants in exchange for services. Consulting costs charged to operations were $26,100.

In May 2007, the Company issued 50,000 shares to consultants in exchange for services. Consulting costs charged to operations were $84,000. In August 2007, the Company issued 50,000 shares to consultants in exchange for services. Consulting costs charged to operations were $104,950. In November 2007, the Company issued 50,000 shares to consultants in exchange for services. Consulting costs charged to operations were $110,000. As of December 31, 2007, the Company is also committed to issue 16,667 shares to consultants in exchange for services. At December 31, 2007, these shares have a value of $28,667 and have been included in accrued consulting expense.

During the three months ended March 31, 2008, the Company issued 100,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $122,500. During the three months ended June 30, 2008, the Company issued 12,500 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $13,000. During the three months ended September 30, 2008, the Company issued 62,500 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $70,250. During the three months ended December 31, 2008, the Company issued 175,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $184,250.

During the three months ended March 31, 2009, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $70,250. During the three months ended June 30, 2009, the Company issued 275,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $317,500. During the three months ended September 30, 2009, the Company issued 145,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $145,750. During the three months ended December 31, 2009, the Company issued 175,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $161,500.

During the three months ended March 31, 2010, the Company issued 193,750 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $190,688. During the three months ended June 30, 2010, the Company issued 232,500 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $317,425. During the three months ended September 30, 2010, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $76,750. During the three months ended December 31, 2010, the Company issued 275,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $271,750.

During the three months ended March 31, 2011, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $67,000. During the three months ended June 30, 2011, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $80,250. During the three months ended September 30, 2011, the Company issued 125,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $121,250. During the three months ended December 31, 2011, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $64,250.

During the three months ended March 31, 2012, the Company issued 175,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $160,000. During the three months ended June 30, 2012, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $64,500. During the three months ended September 30, 2012, the Company issued 225,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $184,750. During the three months ended December 31, 2012, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $47,250. As the fair market value of these services was not readily determinable, these services were valued based on the fair market value of stock at grant date, determined using the Black-Scholes option-pricing model.

(b) In February 2002, the Company sold 50,000 shares of common stock to a related party in exchange for proceeds of $25,000.

(c) In October 2002, the Company purchased 400,000 outstanding shares of stock from one shareholder for $48,000. These shares were then retired.

(d) On December 5, 2002, the Company purchased the assets of Pure-ific L.L.C, a Utah limited liability company, and created a wholly-owned subsidiary called Pure-ific Corporation, to operate the Pure-ific business which consists of product formulations for Pure-ific personal sanitizing sprays, along with the Pure-ific trademarks. The assets of Pure-ific were acquired through the issuance of 25,000 shares of the Company’s stock with a fair market value of $0.50 and the issuance of various warrants. These warrants included warrants to purchase 10,000 shares of the Company’s stock at an exercise price of $0.50 issuable on the first, second and third anniversary dates of the acquisition. Accordingly, the fair market value of these warrants of $14,500, determined using the Black-Scholes option pricing model, was recorded as additional purchase price for the acquisition of the Pure-ific assets. In 2004, 20,000 warrants were issued for the first and second anniversary dates. 10,000 of these warrants were exercised in 2004. In 2005, 10,000 warrants were issued for the third anniversary date. In January 2006, 10,000 warrants were exercised in a cashless exercise resulting in 4,505 shares issued. In 2007, the remaining 10,000 warrants were forfeited. In addition, warrants to purchase 80,000 shares of stock at an exercise price of $0.50 will be issued upon the achievement of certain sales targets of the Pure-ific product. At December 31, 2012 and 2011, none of these targets have been met and accordingly, no costs have been recorded.

(e) In January 2003, the Company issued 25,000 warrants to a consultant for services rendered. In February 2003, the Company issued 360,000 warrants to a consultant, 180,000 of which were fully-vested and non-forfeitable at the issuance and 180,000 of which were cancelled in August 2003 due to the termination of the consulting contract. In September 2003, the Company issued 200,000 warrants to two consultants in exchange for services rendered. In November 2003, the Company issued 100,000 warrants to one consultant in exchange for services rendered. As the fair market value of these services was not readily determinable, these services were valued based on the fair market value, determined using the Black-Scholes option-pricing model. Fair market value for the warrants issued in 2003 ranged from $0.20 to $0.24 and totaled $145,479. As these amounts represented payments for services to be provided in the future and the warrants were fully vested and non-forfeitable, a prepaid consulting expense was recorded in 2003 which was fully amortized as of December 31, 2004.

In May 2004, the Company issued 20,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $18,800. In August 2004, the Company issued 350,000 warrants to consultants in exchange for services valued at $329,000. In December 2004, the Company issued 10,000 warrants to consultants in exchange for services valued at $3,680. Fair market value for the warrants issued in 2004 ranged from $0.37 to $1.22.

In January 2005, the Company issued 16,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $6,944. In February 2005, the Company issued 13,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $13,130. In March 2005, the Company issued 100,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $68,910. In April 2005, the Company issued 410,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $195,900. In May 2005, the Company issued 25,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $9,250. In December 2005, the Company issued 33,583 warrants to consultants in exchange for services. Consulting costs charged to operations were $24,571. The fair market value for the warrants issued in 2005 ranged from $0.37 to $1.01.

In May 2006, 350,000 warrants were exercised for $334,000 resulting in 350,000 shares issued. During April, May and June, the Company issued 60,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $58,400. In August and September 2006, 732,534 warrants were exercised for $693,357 resulting in 732,534 shares issued. During the three months ended September 30, 2006, the Company issued 335,000 warrants to consultants in exchange for services. At December 31, 2006, $155,814 of these costs have been charged to operations with the remaining $84,019 recorded as prepaid consulting expense as it represents payments for future services and the warrants are fully vested and non-forfeitable. As of December 31, 2007, the prepaid expense has been fully recognized. In November 2006, 100,000 warrants were forfeited. During the three months ended December 31, 2006, the Company issued 85,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $71,790. The fair market value for the warrants issued in 2006 ranged from $0.67 to $1.11.

During the three months ended March 31, 2007, the Company issued 85,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $75,933. During the three months ended June 30, 2007, the Company issued 85,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $98,185. In April and May 2007, 260,000 warrants were exercised for $196,900 resulting in 260,000 shares being issued. In May 2007, 10,000 warrants were forfeited. During the three months ended September 30, 2007, the Company issued 135,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $250,342. During the three months ended September 30, 2007, 2,305,756 warrants were exercised for $2,219,657 resulting in 2,305,756 shares being issued. 350,000 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.90. Additional consulting costs of $35,000 were charged to operations as a result of the reduction of the exercise price of the 350,000 warrants. During the three months ended December 31, 2007, 1,502,537 warrants were exercised for $1,327,072 resulting in 1,051,656 shares being issued and 330,881 shares committed to be issued as of December 31, 2007 and then issued January 2, 2008. 65,874 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.80. Additional consulting costs of $13,175 were charged to operations as a result of the reduction of the exercise price of the 65,874 warrants. In December 2007, 10,000 warrants were forfeited. The fair market value for the warrants issued in 2007 ranged from $0.80 to $2.19.

During the three months ended March 31, 2008, the Company issued 60,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $40,657. During the three months ended March 31, 2008, 197,013 warrants were exercised for $184,402 resulting in 197,013 shares being issued. 24,050 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.80. Additional consulting costs of $4,810 were charged to operations as a result of the reduction of the exercise price of the 24,050 warrants. During the three months ended March 31, 2008, 143,999 warrants were forfeited. Additionally, 330,881 shares committed to be issued as of December 31, 2007 were issued January 2, 2008. During the three months ended June 30, 2008, the Company issued 12,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $5,254. During the three months ended June 30, 2008, 1,075,104 warrants were exercised for $980,064 resulting in 1,075,104 shares being issued. 576,012 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.90. Additional consulting costs of $57,602 were charged to operations as a result of the reduction of the exercise price of the 576,012 warrants. 15,050 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.80. Additional consulting costs of $3,010 were charged to operations as a result of the reduction of the exercise price of the 15,050 warrants. During the three months ended September 30, 2008, the Company issued 21,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $22,023. During the three months ended September 30, 2008, 1,156,555 warrants were exercised for $1,081,704 resulting in 1,156,555 shares being issued. During the three months ended December 31, 2008, the Company issued 708,055 warrants to consultants in exchange for services. Consulting costs charged to operations were $384,464. During the three months ended December 31, 2008, 203,500 warrants were exercised for $172,000 resulting in 203,500 shares being issued. The fair market value for the warrants issued in 2008 ranged from $0.58 to $1.03.

During the three months ended March 31, 2009, the Company issued 243,612 warrants to consultants in exchange for services. Consulting costs charged to operations were $131,476. During the three months ended March 31, 2009, 292,112 warrants were exercised for $219,084 resulting in 292,112 shares being issued. 292,112 of the warrants exercised had an exercise price of $0.935 that was reduced to $0.75. Additional consulting costs of $17,961 were charged to operations as a result of the reduction of the exercise price of the 292,112 warrants. During the three months ended June 30, 2009, the Company issued 101,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $49,684. During the three months ended June 30, 2009, 1,830,164 warrants were exercised for $1,380,124 resulting in 1,830,164 shares being issued. 1,800,164 of the warrants exercised had an exercise price of $0.935 that was reduced to $0.75. Additional consulting costs of $118,833 were charged to operations as a result of the reduction of the exercise price of the 1,800,164 warrants. Also, the Company paid $94,508 and issued 126,012 shares of common stock as a cost of capital at a fair market value of $151,214 to Chicago Investment Group of Illinois, L.L.C. as a placement agent for the transaction of exercising 1,800,164 warrants. The cash costs have been off-set against the proceeds received and the shares of common stock are classified as stock for services and the fair market value of the common stock as a cost of capital. During the three months ended June 30, 2009, 1,283,508 warrants were forfeited. During the three months ended September 30, 2009, the Company issued 167,833 warrants to consultants in exchange for services. Consulting costs charged to operations were $110,941. During the three months ended September 30, 2009, 545,625 warrants were exercised for $409,219 resulting in 545,625 shares being issued. 400,000 of the warrants exercised had an exercise price of $0.98 that was reduced to $0.75. 145,625 of the warrants exercised had an exercise price of $0.935 that was reduced to $0.75. Additional consulting costs of $45,888 were charged to operations as a result of the reduction of the exercise price of the 545,625 warrants. During the three months ended September 30, 2009, 150,000 warrants were forfeited. During the three months ended December 31, 2009, the Company issued 987,667 warrants to consultants in exchange for services. Consulting costs charged to operations were $562,780. During the three months ended December 31, 2009, 338,000 warrants were exercised for $253,500 resulting in 338,000 shares being issued. 101,333 of the warrants exercised had an exercise price of $0.935 that was reduced to $0.75. 236,667 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.75. Additional consulting costs of $26,647 were charged to operations as a result of the reduction of the exercise price of the 338,000 warrants. During the three months ended December 31, 2009, 610,000 warrants were forfeited. The fair market value for the warrants issued in 2009 ranged from $0.48 to $0.63.

During the three months ended March 31, 2010, the Company issued 859,833 warrants to consultants in exchange for services. Consulting costs charged to operations were $506,556. During the three months ended March 31, 2010, 1,603,360 warrants were exercised for $1,493,418 resulting in 1,584,760 common shares being issued. 18,600 of the 1,603,360 common shares issued were committed to be issued but not outstanding at March 31, 2010 and were issued in April 2010. 200,000 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.75. 46,667 of the warrants exercised had an exercise price of $0.935 that was reduced to $0.8925. Additional consulting costs of $22,397 were charged to operations as a result of the reduction of the exercise price of the 246,667 warrants. 350,000 warrants were exercised on a cashless basis resulting in 86,241 shares being issued. During the three months ended March 31, 2010, 563,333 warrants were forfeited. During the three months ended June 30, 2010, the Company issued 697,333 warrants to consultants in exchange for services. Consulting costs charged to operations were $471,038. During the three months ended June 30, 2010, 123,334 warrants were exercised for $117,917 resulting in 123,334 common shares being issued. 350,000 warrants were exercised on a cashless basis resulting in 73,914 shares being issued. During the three months ended June 30, 2010, 25,000 warrants were forfeited. During the three months ended September 30, 2010, the Company issued 91,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $50,397. During the three months ended September 30, 2010, 200,000 warrants were exercised on a cashless basis resulting in 10,080 shares being issued. During the three months ended September 30, 2010, 345,000 warrants were forfeited. During the three months ended December 31, 2010, the Company issued 151,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $91,205. During the three months ended December 31, 2010, 1,076,665 warrants were exercised on a cashless basis resulting in 188,421 shares being issued. During the three months ended December 31, 2010, 9,381,066 warrants were forfeited. During the three months ended December 31, 2010, 2,488,114 warrants were exercised for $2,320,839 resulting in 2,488,114 common shares issued, of which 439,443 common shares were issued in 2010. $1,915,509 of the $2,320,839 was received in January 2011. 2,048,671 of the 2,488,114 common shares issued were committed to be issued but not outstanding at December 31, 2010 and were issued in January 2011. The fair market value for the warrants issued in 2010 ranged from $0.43 to $1.01.

During the three months ended March 31, 2011, the Company issued 641,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $389,172. During the three months ended March 31, 2011, 193,333 warrants were forfeited. During the three months ended June 30, 2011, 2,000 warrants were exercised for $1,800 resulting in 2,000 shares of common stock being issued. During the three months ended September 30, 2011, the Company issued 293,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $151,144. During the three months ended September 30, 2011, 66,500 warrants were forfeited. During the three months ended December 31, 2011, the Company issued 752,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $404,800. During the three months ended December 31, 2011, 708,055 warrants were forfeited. The fair market value for the warrants issued in 2011 ranged from $0.26 to $0.78.

During the three months ended March 31, 2012, the Company issued 1,003,000 fully vested warrants to consultants in exchange for services. Consulting costs charged to operations were $475,668. During the three months ended March 31, 2012, 1,500 warrants expired. During the three months ended June 30, 2012, the Company issued 454,500 fully vested warrants to consultants in exchange for services. Consulting costs charged to operations were $183,908. During the three months ended June 30, 2012, 4,368,644 warrants expired. During the three months ended September 30, 2012, the Company issued 1,732,135 fully vested warrants to consultants in exchange for services. Consulting costs charged to operations were $721,753. During the three months ended September 30, 2012, 122,833 warrants expired. During the three months ended December 31, 2012, the Company issued 452,500 fully vested warrants to consultants in exchange for services. Consulting costs charged to operations were $130,697. During the three months ended December 31, 2012, 987,667 warrants expired. As the fair market value of these services was not readily determinable, these services were valued based on the fair market value, determined using the Black-Scholes option-pricing model. The fair market value for the warrants issued in 2012 ranged from $0.24 to $0.47.

There are no provisions or obligations that would require the Company to cash settle any of its outstanding warrants. The equity classification of certain of the Company’s warrants is appropriate considering that these warrants provide the counterparties the right to purchase a fixed number of shares at a fixed price and the terms are not subject to any potential adjustments. Certain warrants have been classified as liabilities since they contain certain anti-dilution provisions pursuant to which future issuances or deemed issuances of warrants, in certain circumstances as defined in the agreement, without consideration or for consideration per share less than the applicable exercise price in effect immediately prior to such issue, will result in the exercise price of the warrants being reduced to the consideration per share received by the Company for such deemed issue. Warrants classified as liabilities in 2011 and 2010 are further discussed in footnotes 4(f), 4(i) and 10.

(f) In December 2003, the Company commenced an offering for sale of restricted common stock. As of December 31, 2003, the Company had sold 874,871 shares at an average gross price of $1.18 per share. As of December 31, 2003, the Company had received net proceeds of $292,472 and recorded a stock subscription receivable of $87,875 for stock subscriptions prior to December 31, 2003 for which payment was received subsequent to December 31, 2003. The transaction is a Regulation S offering to foreign investors as defined by Regulation S of the Securities Act. The restricted shares cannot be traded for 12 months. After the first 12 months, sales of the shares are subject to restrictions under rule 144 for an additional year. The Company used a placement agent to assist with the offering. Costs related to the placement agent of $651,771 have been off-set against the gross proceeds of $1,032,118 and therefore are reflected as a direct reduction of equity at December 31, 2003. At December 31, 2003, 195,051 shares had not yet been issued. These shares were issued in the first quarter of 2004.

In 2004, the Company sold 2,274,672 shares of restricted common stock under this offering of which 1,672,439 shares were issued in the first quarter 2004 and 602,233 were issued in the second quarter 2004. Shares were sold during 2004 at an average gross price of $1.05 per share with net proceeds of $793,137. Costs related to the placement agent for proceeds received in 2004 of $1,588,627 have been off-set against gross proceeds of $2,381,764. On June 25, 2004, the Company entered into an agreement to sell 1,333,333 shares of common stock at a purchase price of $.75 per share for an aggregate purchase price of $1,000,000. Payments were received in four installments, the last of which was on August 9, 2004. Stock issuance costs included 66,665 shares of stock valued at $86,666 and cash costs of $69,000. The cash costs have been off-set against the proceeds received. In conjunction with the sale of the common stock, the Company issued 1,333,333 warrants with an exercise price of $1.00 and a termination date of three years from the installment payment dates. In addition, the Company has given the investors an option to purchase 1,333,333 shares of additional stock including the attachment of warrants under the same terms as the original agreement. This option expired February 8, 2005. On November 16, 2004, the Company completed a private placement transaction with fourteen (14) accredited investors, pursuant to which the Company sold 530,166 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $397,625. In connection with the sale of the common stock, the Company also issued warrants to the investors to purchase up to 795,249 shares of our common stock at an exercise price of $1.00 per share. The Company paid $39,764 and issued 198,812 warrants to Venture Catalyst, LLC as placement agent for this transaction. The cash costs have been off-set against the proceeds received.

During the three months ended March 31, 2005, the Company completed a private placement transaction with eight (8) accredited investors, which were registered effective June 20, 2005, pursuant to which the Company sold 214,666 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $161,000. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 322,000 shares of common stock at an exercise price of $1.00 per share. The Company paid $16,100 and issued 80,500 warrants to Venture Catalyst, LLC as placement agent for this transaction. The cash costs have been off-set against the proceeds received. During the three months ended June 30, 2005, the Company completed a private placement transaction with four (4) accredited investors, which were registered effective June 20, 2005, pursuant to which the Company sold 230,333 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $172,750. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 325,500 shares of common stock at an exercise price of $1.00 per share. The Company paid $16,275 and issued 81,375 warrants to Venture Catalyst, LLC as placement agent for this transaction. The cash costs have been off-set against the proceeds received. During the three months ended September 30, 2005, the Company completed a private placement transaction with twelve (12) accredited investors pursuant to which the Company sold 899,338 shares of common stock at a purchase price of $0.75 per share of which 109,333 are committed to be issued at December 31, 2005, for an aggregate purchase price of $674,500. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 1,124,167 shares of common stock at an exercise price of $0.935 per share. The Company paid $87,685 and committed to issue 79,000 shares of common stock at a fair market value of $70,083 to Network 1 Financial Securities, Inc. as placement agent for this transaction which is accrued at December 31, 2005. The cash and common stock costs have been off-set against the proceeds received. During the three months ended December 31, 2005, the Company completed a private placement transaction with sixty-two (62) accredited investors pursuant to which the Company sold 10,065,605 shares of common stock at a purchase price of $0.75 per share of which 5,126,019 are committed to be issued at December 31, 2005, for an aggregate purchase price of $7,549,202. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 12,582,009 shares of common stock at an exercise price of $0.935 per share. The Company paid $959,540, issued 46,667 shares of common stock at a fair market value of $46,467, issued 30,550 warrants, and committed to issue 950,461 shares of common stock at a fair market value of $894,593 to a syndicate led by Network 1 Financial Securities, Inc. as placement agent for this transaction which is accrued at December 31, 2005. The cash and common stock costs have been off-set against the proceeds received.

In January 2006, the Company issued 5,235,352 shares committed to be issued at December 31, 2005 for shares sold in 2005. In February 2006, the Company issued 1,029,460 shares committed to be issued at December 31, 2005 for stock issuance costs related to shares sold in 2005. The total value for these shares was $964,676 which was based on the market value of the shares issued and was recorded as an accrued liability at December 31, 2005. During the three months ended March 31, 2006, the Company completed a private placement transaction with five (5) accredited investors pursuant to which the Company sold 466,833 shares of common stock at a purchase price of $0.75 per share for an aggregate purchase price of $350,125. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 466,833 shares of common stock at an exercise price of $0.935 per share. The Company paid $35,013 and issued 46,683 shares of common stock at a fair market value of $41,815 to Chicago Investment Group, L.L.C. as placement agent for this transaction. The cash costs have been off-set against the proceeds received. In May 2006, the Company completed a private placement transaction with two (2) accredited investors pursuant to which the Company sold a total of 153,647 shares of common stock at an average purchase price of $1.37 per share, for an aggregate purchase price of $210,000. In connection with the sale of common stock, the Company also issued warrants to the 2 investors to purchase up to 76,824 shares of common stock at an average exercise price of $2.13 per share. In September 2006, the Company completed a private placement transaction with seven (7) accredited investors pursuant to which the Company sold a total of 708,200 shares of common stock at a purchase price of $1.00 per share, for an aggregate purchase price of $708,200. The Company paid $92,067 and issued 70,820 shares of common stock at a fair market value of $84,984 to Network 1 Financial Securities, Inc. as placement agent for this transaction. The cash costs have been off-set against the proceeds received. In October 2006 the Company completed a private placement transaction with 15 accredited investors pursuant to which the Company sold a total of 915,000 shares of common stock at a purchase price of $1.00 per share, for an aggregate purchase price of $915,000. The Company paid $118,950 and issued 91,500 shares of common stock at a fair market value of $118,500 to Network 1 Financial Securities, Inc. as placement agent for this transaction. The cash costs have been off-set against the proceeds received. During the three months ended December 31, 2006, the Company completed a private placement transaction with 10 accredited investors pursuant to which the Company sold 1,400,000 shares of common stock at a purchase price of $1.00 per share of which 150,000 are committed to be issued at December 31, 2006, for an aggregate purchase price of $1,400,000. The Company paid $137,500, issued 125,000 shares of common stock at a fair market value of $148,750, and committed to pay $16,500 and to issue 15,000 shares of common stock at a fair market value of $17,550 to Chicago Investment Group of Illinois, L.L.C. as a placement agent for this transaction which is accrued at December 31, 2006. The cash and accrued stock costs have been off-set against the proceeds received.

In January 2007, the Company issued 150,000 shares committed to be issued at December 31, 2006 for shares sold in 2006. In January 2007, the Company also issued 15,000 shares committed to be issued at December 31, 2006 for common stock costs related to shares sold in 2006. The total value for these shares was $17,550 which was based on the market value of the shares issued and was recorded as an accrued liability at December 31, 2006. In January and February 2007, the Company completed a private placement transaction with six accredited investors pursuant to which the Company sold a total of 265,000 shares of common stock at a purchase price of $1.00 per share, for an aggregate purchase price of $265,000. The Company paid $29,150 and issued 26,500 shares of common stock at a fair market value of $32,130 to Chicago Investment Group of Illinois, L.L.C. as a placement agent for this transaction. The cash costs have been off-set against the proceeds received. Also in January and February 2007, the Company completed a private placement transaction with 13 accredited investors pursuant to which the Company sold a total of 1,745,743 shares of common stock at a purchase price of $1.05 per share, for an aggregate purchase price of $1,833,031. The Company paid $238,293 and issued 174,574 shares of common stock at a fair market value of $200,760 to Network 1 Financial Securities, Inc. as placement agent for this transaction. The cash costs have been off-set against the proceeds received.

In May and June 2009 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,750,000 shares of common stock at a purchase price of $0.90 per share, for an aggregate purchase price of $1,575,000. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 875,000 shares of common stock at an exercise price of $1.00 per share. The Company paid $227,250 and issued 175,000 shares of common stock at a fair market value of $197,750 to Maxim Group, LLC as a placement agent for this transaction. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended June 30, 2009, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 2,868,994 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $2,151,749. 186,667 of the 2,868,994 common shares sold were committed to be issued but not outstanding at June 30, 2009 and which were issued in July 2009. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 1,434,510 shares of common stock at an exercise price of $1.50 per share. The Company paid $255,323, has accrued $24,404 to be paid as of June 30, 2009, which was paid in July 2009, and was committed to issue 286,900 shares of common stock at June 30, 2009 at a fair market value of $295,507 to Network 1 Financial Securities, Inc. as placement agent for this transaction, which were issued in August 2009. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. In July 2009 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,040,570 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $780,427. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 520,120 shares of common stock at an exercise price of $1.50 per share. The Company paid $101,485 and issued 100,016 shares of common stock in August 2009 at a fair market value of $95,015 to Network 1 Financial Securities, Inc. as placement agent for this transaction. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. In July and September 2009 the Company completed a private placement transaction with a total of two accredited investors pursuant to which the Company sold a total of 309,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $231,750. The proceeds received are for general corporate purposes. In September 2009 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,696,733 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $1,272,550. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 848,366 shares of common stock at an exercise price of $1.00 per share. The Company paid $180,432 and was committed to issue 169,673 shares of common stock at a fair market value of $169,673 to Maxim Group, LLC as a placement agent for this transaction which were issued in November 2009. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended December 31, 2009, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,486,367 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $1,114,775. 266,600 of the 1,486,367 common shares sold are committed to be issued but not outstanding at December 31, 2009 and which were issued in January 2010. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 743,185 shares of common stock at an exercise price of $0.95 per share. The Company paid $118,926, has accrued $25,994 to be paid as of December 31, 2009, which was paid in January 2010, and is committed to issue 148,637 shares of common stock at December 31, 2009 at a fair market value of $132,287 to Network 1 Financial Securities, Inc. as placement agent for this transaction. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. In December 2009 the Company completed a private placement transaction with an accredited investor pursuant to which the Company sold a total of 500,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $375,000. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 250,000 shares of common stock at an exercise price of $1.00 per share. The Company paid $48,750 and is committed to issue 50,000 shares of common stock at a fair market value of $45,000 to Maxim Group, LLC as a placement agent for this transaction at December 31, 2009, which were issued in January 2010. The cash costs have been off-set against the proceeds received, which are for general corporate purposes.

The Company issued 50,000 shares of common stock, which were committed to be issued at December 31, 2009 to Maxim Group, LLC in January 2010. The Company issued 148,637 shares of common stock, which were committed to be issued at December 31, 2009 to Network 1 Financial Securities, Inc. in March 2010. During the three months ended March 31, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 250,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $187,500. The proceeds received are for general corporate purposes. The transaction is a Regulation S offering to foreign investors as defined by Regulation S of the Securities Act. During the three months ended March 31, 2010, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,564,683 shares of common stock at a purchase price of $0.75 to $0.80 per share, for an aggregate purchase price of $1,178,824. 1,106,250 of the 1,564,683 common shares sold were committed to be issued but not outstanding at March 31, 2010 and which were issued in April 2010. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 739,217 shares of common stock at an exercise price of $1.00 per share. 266,600 shares of common stock that were committed to be issued at December 31, 2009 were issued in January 2010. During the three months ended March 31, 2010, the Company paid $44,697, and has accrued $108,550 to be paid as of March 31, 2010, which was paid in April 2010 to Network 1 Financial Securities, Inc. as a placement agent for this transaction. The Company issued 45,843 shares of common stock at a fair market value of $60,971, and was committed to issue 110,625 shares of common stock at a fair market value of $164,831 to Network 1 Financial Securities, Inc. as a placement agent for this transaction and which were issued in May 2010. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended March 31, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,360,322 shares of common stock at a purchase price of $0.935 per share, for an aggregate purchase price of $1,271,901. 213,904 of the 1,360,322 common shares sold were committed to be issued but not outstanding at March 31, 2010 which were issued in April 2010. The Company paid $127,190, and was committed to issue 136,032 shares of common stock at a fair market value of $191,805 to Brewer Financial Services, LLC as a placement agent for this transaction which were issued in April 2010. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended March 31, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 92,000 shares of common stock at a purchase price of $0.75 to $1.00 per share, for an aggregate purchase price of $75,250. The proceeds received are for general corporate purposes. During the three months ended June 30, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 150,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $112,500. The proceeds received are for general corporate purposes. The transaction is a Regulation S offering to foreign investors as defined by Regulation S of the Securities Act. During the three months ended June 30, 2010, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 3,531,250 shares of common stock at a purchase price of $0.75 to $0.80 per share, for an aggregate purchase price of $2,815,000. In connection with the sale of common stock, the Company also issued warrants to an investor to purchase up to 100,000 shares of common stock at an exercise price of $1.00 per share. During the three months ended June 30, 2010, the Company paid $365,949 and issued 353,125 shares of common stock at a fair market value of $462,594 to Network 1 Financial Securities, Inc. as a placement agent for this transaction. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended June 30, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 200,000 shares of common stock at a purchase price of $1.00 per share, for an aggregate purchase price of $200,000. The proceeds received are for general corporate purposes. During the three months ended September 30, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 139,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $104,250. The proceeds received are for general corporate purposes. The transaction is a Regulation S offering to foreign investors as defined by Regulation S of the Securities Act. During the three months ended September 30, 2010, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 556,150 shares of common stock at a purchase price of $0.935 per share, for an aggregate purchase price of $520,000. The Company paid $67,600 and issued 55,614 shares of common stock at a fair market value of $52,278 to Network 1 Financial Securities, Inc. as a placement agent for this transaction. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended December 31, 2010 the Company completed a private placement transaction with an accredited investor pursuant to which the Company sold a total of 20,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $15,000. The proceeds received are for general corporate purposes. The transaction is a Regulation S offering to foreign investors as defined by Regulation S of the Securities Act. In December 2010, we completed a registered direct offering with Lincoln Park Capital Fund, LLC, pursuant to which Lincoln Park purchased 1,000,000 shares of our common stock for an aggregate purchase price of $1,000,000. In connection with the sale of common stock, the Company also issued warrants to the investor to purchase up to 500,000 shares of common stock at an exercise price of $1.50 per share. The Company issued 300,000 common shares to Lincoln Park at a fair market value of $273,000 as commitment shares in consideration for Lincoln Park to enter into the purchase agreement. In addition to the foregoing investment, under the purchase agreement, we may, in our sole discretion, direct Lincoln Park to purchase up to an additional $30,000,000 of our common stock over the 30-month term of the purchase agreement at no less than $0.75 per share.

In January 2011, the Company directed Lincoln Park Capital Fund, LLC to purchase 50,000 shares of our common stock for an aggregate purchase price of $44,665. The Company issued 2,233 common shares to Lincoln Park at a fair market value of $1,995 as commitment shares in consideration for Lincoln Park to enter into the purchase agreement. In addition to the foregoing investment, under the purchase agreement, the Company may, in our sole discretion, direct Lincoln Park to purchase up to an additional $29,950,000 of our common stock over the 30-month term of the purchase agreement at no less than $0.75 per share. However, under a securities purchase agreement that the Company entered into on January 13, 2011, described below, the Company agreed not to draw down on the Lincoln Park purchase agreement until on or after November 16, 2011.

On January 13, 2011, the Company and certain investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell in a registered direct public offering an aggregate of 5,454,550 shares of its common stock and warrants to purchase a total of 7,527,279 shares of its common stock to such investors for aggregate gross proceeds of $5,100,004. The warrants consist of the following: Series A Warrants to purchase up to 40% of the shares of common stock, or 2,181,821 shares, Series B Warrants to purchase up to 70% of the shares of common stock, or 3,818,185 shares, and Series C Warrants to purchase up to 28% of the common stock, or 1,527,273 shares. The Series A Warrants and the Series C Warrants have an exercise price of $1.12 per share, subject to adjustment, and expire five years after their issuance. The Series B Warrants have an exercise price $0.935 per share, subject to adjustment, and expire 150 days after their issuance. The Series C Warrants are only exercisable to the extent that the Series B Warrants are exercised and only in the same percentage that the Series B Warrants are exercised. At March 31, 2011, 1,497,328 of the Series B Warrants were exercised resulting in 598,931 of the Series C Warrants becoming exercisable. The Series A Warrants and Series C Warrants contain additional anti-dilution provisions such that, subject to customary exceptions, in the event of an issuance or deemed issuance by the Company of common stock or securities convertible into common stock at a price per share less than the then applicable exercise price, the then applicable exercise price will be reduced to the new issuance price. The Company determined that these warrants should be classified as liabilities in accordance with Financial Accounting Standards Board Accounting Standards Codification 815-40-15-5 (“ ASC 815 “), “Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock”, because the warrants in question contain exercise price reset features that require the exercise price of the warrants be adjusted if the Company issues certain other equity related instruments at a lower price per share. The value of the warrant liability was determined based on the Monte-Carlo Simulation model at the date the warrants were issued. The warrant liability was then revalued at each quarter ended March 31, June 30, September 30 and December 31, 2011 and 2012. The Series B Warrants do not contain exercise reset provisions. However, the Series B Warrants required the Company to deliver registered shares of common stock and if the Company was not in a position to do so when the shares are exercised, it is assumed they would have to settle the shares in cash. As a result, the Series B Warrants were recorded as a liability in accordance with ASC 815 and recorded at fair value on the date of issuance using a Black-Scholes option pricing model. The warrant liability initially recorded on January 13, 2011 for all three series of warrants was $3,204,197. During the three months ended March 31, 2011, 1,497,328 of the Series B Warrants were exercised for $1,400,001, resulting in 1,497,528 common shares being issued. The Company determined the fair value of the warrants exercised on the date of exercise and adjusted the related warrant liability accordingly, resulting in a gain of $188,509. The adjusted fair value of the Series B Warrants exercised of $211,569 was reclassified into additional paid-in capital. During the three months ended June 30, 2011, the remainder of the Series B Warrants was exercised for $2,171,801, resulting in 2,320,857 shares being issued. The Company determined the fair value of the warrants exercised on the date of exercise and adjusted the related warrant liability accordingly, resulting in a gain of $272,077. The adjusted fair value of the Series B Warrants exercised of $273,898 was reclassified into additional paid-in capital. For the year ended December 31, 2011 there was a gain recognized from the revaluation of the warrant liability of $1,457,639. At December 31, 2012, the Series A Warrants and the Series C Warrants exercise price of $1.12 per share was reduced to $0.675 per share due to a new issuance price, net of commissions, from a private offering of common stock and warrants to accredited investors during the three months ended December 31, 2012 and pursuant to their exercise price reset provision. For the year ended December 31, 2012 there was a gain recognized from the revaluation of the warrant liability of $495,338.

On April 20, 2011, the Company completed a private offering of common stock and warrants to accredited investors for gross proceeds of $4,615,300. The Company accepted subscriptions, in the aggregate, for 4,120,803 shares of common stock, one year warrants to purchase 2,060,402 shares of common stock, and five year warrants to purchase 2,060,402 shares of common stock. Investors received one year warrants and five year warrants, in each case, to purchase up to 50% of the number of shares purchased by the investors in the offering. The warrants have an exercise price of $1.25 per share. The purchase price for each share of common stock together with the warrants was $1.12. The Company used the proceeds, after deducting offering expenses of approximately $25,000, for working capital and other general corporate purposes. Network 1 Financial Securities, Inc. served as placement agent for the offering. In connection with the offering, the Company issued five year warrants to purchase 649,518 shares of common stock with an exercise price of $1.12 to Network 1 Financial Securities, Inc., which represents 20% of the total number of shares of common stock sold to investors solicited by Network 1 Financial Securities, Inc.

During the three months ended December 31, 2011, the Company completed a private offering of common stock in its Pure-ific Corporation subsidiary and warrants to accredited investors for gross proceeds of $500,000. The Company sold 666,666 Units in its Pure-ific Corporation subsidiary which totaled a 33 percent ownership in the subsidiary as of December 31, 2011 and 500,000 warrants to purchase 500,000 shares of the Company at an exercise price of $1.25 per share with a five year term. Since at the time of the sale and as of December 31, 2012 and 2011, the carrying value of the net assets in Pure-ific Corporation was $0 and the Company has legal rights to retain the proceeds from the offering, no value was ascribed to the non-controlling interest in the subsidiary. Also, since the Company maintains a controlling interest in Pure-ific Corporation, the sale was accounted for as an equity transaction. The Company intends to use the proceeds, after deducting offering expenses of approximately $56,500, to spin-off Pure-ific Corporation as a new publicly traded Company. Network 1 Financial Securities, Inc. served as placement agent for the offering.

During the three months ended June 30, 2012 the Company completed a private offering of common stock and warrants to accredited investors for gross proceeds of $2,077,796. The Company accepted subscriptions, in the aggregate, for 1,855,176 shares of common stock, and five year warrants to purchase 1,855,176 shares of common stock. Investors received five year fully vested warrants to purchase up to 100% of the number of shares purchased by the investors in the offering. The warrants have an exercise price of $1.25 per share. The purchase price for each share of common stock together with the warrants was $1.12. The Company used the proceeds for working capital and other general corporate purposes. Network 1 Financial Securities, Inc. served as placement agent for the offering. In connection with the offering, the Company issued five year fully vested warrants to purchase 371,035 shares of common stock with an exercise price of $1.12 to Network 1 Financial Securities, Inc., which represents 20% of the total number of shares of common stock sold to investors solicited by Network 1 Financial Securities, Inc. During the three months ended December 31, 2012 the Company completed a private offering of common stock and warrants to accredited investors for gross proceeds of $2,379,365. The Company accepted subscriptions, in the aggregate, for 3,172,486 shares of common stock, and five year warrants to purchase 3,172,486 shares of common stock. Investors received five year fully vested warrants to purchase up to 100% of the number of shares purchased by the investors in the offering. The warrants have an exercise price of $1.00 per share. The purchase price for each share of common stock together with the warrants was $0.75. The Company used the proceeds for working capital and other general corporate purposes. Network 1 Financial Securities, Inc. served as placement agent for the offering. In connection with the offering, the Company paid $279,317 and issued five year fully vested warrants to purchase 317,249 shares of common stock with an exercise price of $1.00 to Network 1 Financial Securities, Inc., which represents 10% of the total number of shares of common stock sold to investors solicited by Network 1 Financial Securities, Inc. During the three months ended December 31, 2012 the Company completed a private offering of common stock and warrants to accredited investors for gross proceeds of $710,000. The Company accepted subscriptions, in the aggregate, for 946,666 shares of common stock, and five year warrants to purchase 946,666 shares of common stock. Investors received five year fully vested warrants to purchase up to 100% of the number of shares purchased by the investors in the offering. The warrants have an exercise price of $1.00 per share. The purchase price for each share of common stock together with the warrants was $0.75. The Company used the proceeds for working capital and other general corporate purposes. Maxim Group LLC served as placement agent for the offering. In connection with the offering, the Company paid $97,300 and issued five year fully vested warrants to purchase 94,667 shares of common stock with an exercise price of $1.00 to Maxim Group LLC, which represents 10% of the total number of shares of common stock sold to investors solicited by Maxim Group LLC.

(g) Pursuant to a Standby Equity Distribution Agreement (“SEDA”) dated July 28, 2004 between the Company and Cornell Capital Partners, L.P. (“Cornell”), the Company could, at its discretion, issue shares of common stock to Cornell at any time until June 28, 2006. As of December 31, 2006 there were no shares issued pursuant to the SEDA. The facility is subject to having in effect a registration statement covering the shares. A registration statement covering 2,023,552 shares was declared effective by the Securities and Exchange Commission on November 16, 2004. The maximum aggregate amount of the equity placements pursuant to the SEDA was $20 million, and the Company could draw down up to $1 million per month. Pursuant to the SEDA, on July 28, 2004, the Company issued 190,084 shares of common stock to Cornell and 7,920 shares of common stock to Newbridge Securities Corporation as commitment shares. These 198,004 shares had a FMV of $310,866 on July 28, 2004 which was being amortized over the term of the commitment period which was one year from the date of registration. The full amount was amortized as of December 31, 2006.

(h) The Company issued 175,000 warrants each month from March 2005 to November 2005, resulting in total warrants of 1,575,000, to Gryffindor Capital Partners I, L.L.C. pursuant to the terms of the Second Amended and Restated Note dated November 26, 2004. Total interest costs charged to operations were $985,010.

(i) In March 2010, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 10,583,324 units (the “Units”), at purchase price of $0.75 per Unit, each Unit consisting of one share of 8% convertible preferred stock, par value $.001 per share (the “8% Convertible Preferred Stock”) and a warrant to purchase one-half share of common stock, par value $.001 per share, totaling 5,291,654 warrants with an exercise price of $1.00 per share of common stock, for an aggregate amount of gross proceeds of $7,937,449. The Company paid $1,054,318, and issued 1,058,333 shares of common stock at a fair market value of $1,407,583 to Maxim Group, LLC as a placement agent for this transaction. The cash costs have been offset against the proceeds received, which are for general corporate purposes.

At the option of the holder, each share of preferred stock is convertible at any time into one share of common stock. At the option of the Company, but only after such time that the volume-weighted average price of common stock exceeds $2.25 and the average daily trading volume exceeds 150,000 shares for 30 consecutive days, the Company may convert all or a portion of the outstanding preferred stock into common stock. At the option of the Company, but only after such time that the volume-weighted average price of common stock exceeds $2.25 and the average daily trading volume exceeds 150,000 shares for 30 consecutive days, the Company may redeem all or a portion of the outstanding preferred stock at the original issue price of $0.75 per share, plus all accrued and unpaid dividends. Prior to redemption, the holders of the preferred stock can elect to convert to common stock. Upon voluntary or involuntary liquidation, winding-up or dissolution of the Company, the holders of preferred stock will be entitled to receive out of the assets of the Company, cash in an amount equal to the original issue price of $0.75 per share plus all accrued or unpaid dividends prior to any payments made to common shareholders.

In April 2010, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 2,700,000 units (the “Units”), at purchase price of $0.75 per Unit, each Unit consisting of one share of 8% convertible preferred stock, par value $.001 per share (the “8% Convertible Preferred Stock”) and a warrant to purchase one-half share of common stock, par value $.001 per share, totaling 1,350,000 warrants with an exercise price of $1.00 per share of common stock, for an aggregate amount of gross proceeds of $2,025,000. The proceeds received are for general corporate purposes.

The Company determined that these warrants issued in March and April, 2010 should be classified as liabilities in accordance ASC 815 because the warrants in question contain exercise price reset features that require the exercise price of the warrants be adjusted if the Company issues certain other equity related instruments at a lower price per share.

The preferred stock was determined to have characteristics more akin to equity than debt. As a result, the conversion option was determined to be clearly and closely related to the preferred stock and therefore does not need to be bifurcated and classified as a liability. The proceeds received from the issuance of the preferred stock were first allocated to the fair value of the warrants with the remainder allocated to the preferred stock. The fair value of the preferred stock if converted on the date of issuance was greater than the value allocated to the preferred stock. As a result, a beneficial conversion amount was recorded upon issuance. The fair value of the warrants recorded from the March 2010 issuance was $3,651,241 resulting in a beneficial conversion amount of $4,286,208. The beneficial conversion and the amount allocated to the warrants have been recorded as a deemed dividend as of March 31, 2010 and are included in dividends on preferred stock on the consolidated statements of operations. The fair value of the warrants recorded from the April 2010 issuance was $1,039,500 resulting in a beneficial conversion amount of $985,000. The beneficial conversion and the amount allocated to the warrants have been recorded as a deemed dividend as of June 30, 2010 and are included in dividends on preferred stock on the consolidated statements of operations.

The value of the warrant liability was determined based on the Monte-Carlo Simulation model at the date the warrants were issued. The warrant liability is then revalued at each subsequent quarter. The warrant liability was initially recorded on March 11, 2010 for $3,651,241 which is the value of the warrants issued on that date based on the Monte-Carlo Simulation model. The warrant liability was then revalued at each quarter ended March 31, June 30, September 30 and December 31, 2010, 2011 and 2012. On April 27, 2010 an additional warrant liability was recorded for $1,039,500 which is the value of warrants issued on that date based on the Monte-Carlo Simulation model. In November 2010, 901,664 of the warrants included in the warrant liability were exercised. The Company determined the fair value of the warrants exercised on the date of exercise and adjusted the related warranty liability to this amount. The adjusted fair value of the warrants exercised of $197,700 was reclassified into additional paid-in capital. For the year ended December 31, 2010 there was a gain recognized from the revaluation the warranty liability of $2,139,645. For the year ended December 31, 2011 there was a gain recognized from the revaluation of the warrant liability of $546,999. For the year ended December 31, 2012 there was a gain recognized from the revaluation of the warrant liability of $1,272,580.

Dividends on the 8% Convertible Preferred Stock accrue at an annual rate of 8% of the original issue price and are payable in either cash or common stock. If the dividend is paid in common stock, the number of shares of common stock will equal the quotient of the amount of cash dividends divided by the market price of the stock on the dividend payment date. The dividends are payable quarterly on the 15 th day after the quarter-end. The Company anticipates paying the dividends in common stock. The Company has a deficit and, as a result, the dividends will be recorded against additional paid-in capital. At March 31, 2010, the Company recognized dividends of $34,794 which are included in dividends on preferred stock on the consolidated statement of operations. In April 2010, the Company issued 40,478 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of April 15, 2010. At June 30, 2010, the Company recognized dividends of $219,391 which are included in dividends on preferred stock on the consolidated statement of operations. In July 2010, the Company issued 179,991 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of July 15, 2010. At September 30, 2010, the Company recognized dividends of $111,484 which are included in dividends on preferred stock on the consolidated statement of operations. In October 2010, the Company issued 118,384 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of October 15, 2010. At December 31, 2010, the Company recognized dividends of $79,748 which are included in dividends on preferred stock on the consolidated statement of operations. In January 2011, the Company issued 82,169 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of January 15, 2011. At March 31, 2011, the Company recognized dividends of $69,934 which are included in dividends on preferred stock on the consolidated statement of operations. In April 2011, the Company issued 67,991 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of April 15, 2011. At June 30, 2011, the Company recognized dividends of $64,224 which are included in dividends on preferred stock on the condensed consolidated statement of operations. In July 2011, the Company issued 63,043 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of July 15, 2011. At September 30, 2011, the Company recognized dividends of $59,465 which are included in dividends on preferred stock on the condensed consolidated statement of operations. In October 2011, the Company issued 64,273 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of October 15, 2011. At December 31, 2011, the Company recognized dividends of $53,385 which are included in dividends on preferred stock on the condensed consolidated statement of operations. In January 2012, the Company issued 64,183 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of January 15, 2012. At March 31, 2012, the Company recognized dividends of $50,631 which are included in dividends on preferred stock on the consolidated statement of operations. In April 2012, the Company issued 58,490 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of April 16, 2012. At June 30, 2012, the Company recognized dividends of $51,194 which are included in dividends on preferred stock on the consolidated statement of operations. In July 2012, the Company issued 61,424 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of July 16, 2012. At September 30, 2012, the Company recognized dividends of $43,884 which are included in dividends on preferred stock on the consolidated statement of operations. In October 2012, the Company issued 69,222 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of October 15, 2012. At December 31, 2012, the Company recognized dividends of $37,478 which are included in dividends on preferred stock on the consolidated statement of operations. In January 2013, the Company issued 61,022 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of January 15, 2013.

During the three months ended September 30, 2010 there were 5,836,661 shares of the Company’s preferred stock that converted into 5,836,661 shares of the Company’s common stock. During the three months ended December 31, 2010 there were 2,056,665 shares of the Company’s preferred stock that converted into 2,056,665 shares of the Company’s common stock. During the three months ended March 31, 2011 there were 500,001 shares of the Company’s redeemable preferred stock that converted into 499,999 shares of the Company’s common stock. During the three months ended June 30, 2011 there were 671,665 shares of the Company’s redeemable preferred stock that converted into 671,665 shares of the Company’s common stock. During the three months ended September 30, 2011 there were 370,000 shares of the Company’s redeemable preferred stock that converted into 370,000 shares of the Company’s common stock. During the three months ended December 31, 2011 there were 316,667 shares of the Company’s redeemable preferred stock that converted into 316,667 shares of the Company’s common stock. During the three months ended March 31, 2012 there were 100,000 shares of the Company’s redeemable preferred stock that converted into 100,000 shares of the Company’s common stock. During the three months ended September 30, 2012 there were 490,000 shares of the Company’s redeemable preferred stock that converted into 490,000 shares of the Company’s common stock. During the three months ended December 31, 2012 there were 463,480 shares of the Company’s redeemable preferred stock that converted into 463,480 shares of the Company’s common stock.

Stock Incentive Plan and Warrants	12 Months Ended
Dec. 31, 2012
Stock Incentive Plan and Warrants [Abstract]
Stock Incentive Plan and Warrants

5. Stock Incentive Plan and Warrants

The Company maintains two long-term incentive compensation plans, the Provectus Pharmaceuticals, Inc. 2002 Stock Plan, which provided for the issuance of 18,450,000 shares of common stock pursuant to stock options, and the 2012 Stock Plan, which provides for the issuance of up to 20,000,000 shares of common stock pursuant to stock options, stock appreciation rights, stock purchase rights and long-term performance awards granted to key employees and directors of and consultants to the Company.

Options granted under the 2002 Stock Plan were either “incentive stock options” within the meaning of Section 422 of the Internal Revenue Code or options which are not incentive stock options. Options granted under the 2012 Stock Plan may be either “incentive stock options” within the meaning of Section 422 of the Internal Revenue Code or options which are not incentive stock options. The stock options are exercisable over a period determined by the Board of Directors (through its Compensation Committee), but generally no longer than 10 years after the date they are granted.

For stock options granted to employees during 2012, 2011 and 2010, the Company has estimated the fair value of each option granted using the Black-Scholes option pricing model with the following assumptions:

	2012	2011	2010
Weighted average fair value per options granted	$0.73	$0.78	$0.88
Significant assumptions (weighted average) risk-free interest rate at grant date	0.25%	0.25%	0.25%
Expected stock price volatility	83% – 87%	87% – 91%	91% – 94%
Expected option life (years)	10	10	10

On March 1, 2004, the Company issued 1,200,000 stock options to employees. The options vest over three years with 225,000 options vesting on the date of grant. The exercise price is the fair market price on the date of issuance. On May 27, 2004, the Company issued 100,000 stock options to the Board of Directors. The options vested immediately on the date of grant. The exercise price is the fair market price on the date of issuance. On June 28, 2004, the Company issued 100,000 stock options to an employee. The options vest over four years with 25,000 options vesting on the date of grant. The exercise price is the fair market price on the date of issuance.

On January 7, 2005, the Company issued 1,200,000 stock options to employees. The options vest over four years with no options vesting on the date of grant. The exercise price is the fair market price on the date of issuance. On May 19, 2005, the Company issued 100,000 stock options to the Board of Directors. The options vested immediately on the date of grant. The exercise price is the fair market price on the date of issuance. On May 25, 2005, the Company issued 1,200,000 stock options to employees. The options vest over three years with no options vesting on the date of grant. The exercise price is $0.75 which is greater than the fair market price on the date of issuance. On December 9, 2005, the Company issued 775,000 stock options to employees. The options vest over three years with no options vesting on the date of grant. The exercise price is the fair market price on the date of issuance. During 2005, an employee of the Company exercised 26,516 options at an exercise price of $1.10 per share of common stock for $29,167.

Two employees of the Company exercised a total of 114,979 options during the three months ended March 31, 2006 at an exercise price of $1.10 per share of common stock for $126,477. On June 23, 2006, the Company issued 4,000,000 stock options to employees. The options vest over three years with no options vesting on the date of grant. The exercise price is the fair market price on the date of issuance. On June 23, 2006, the Company issued 200,000 stock options to its Members of the Board. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance. One employee of the Company exercised a total of 7,166 options during the three months ended June 30, 2006 at an exercise price of $1.10 per share of common stock for $7,882 and another employee of the Company exercised a total of 12,500 options during the three months ended June 30, 2006 at an exercise price of $0.32 per share of common stock for $4,000. One employee of the Company exercised a total of 14,000 options during the three months ended September 30, 2006 at an exercise price of $1.10 per share of common stock for $15,400 and another employee of the Company exercised a total of 3,125 options during the three months ended September 30, 2006 at an exercise price of $0.32 per share of common stock for $1,000. One employee of the Company exercised a total of 7,000 options during the three months ended December 31, 2006 at an exercise price of $1.10 per share of common stock for $7,700.

One employee of the Company exercised a total of 120,920 options during the three months ended March 31, 2007 at an exercise price of $1.10 per share of common stock for $133,012. Another employee of the Company exercised a total of 9,375 options during the three months ended March 31, 2007 at an exercise price of $0.32 per share of common stock for $3,000. One employee of the Company exercised a total of 100,000 options during the three months ended September 30, 2007 at an exercise price of $0.64 per share of common stock for $64,000. Another employee of the Company exercised a total of 25,000 options during the three months ended September 30, 2007 at an exercise price of $0.32 per share of common stock for $8,000. One employee of the Company exercised a total of 50,000 options during the three months ended December 31, 2007 at an exercise price of $0.64 per share of common stock for $32,000. Another employee of the Company exercised a total of 6,250 options during the three months ended December 31, 2007 at an exercise price of $0.32 per share of common stock for $2,000. On June 21, 2007, the Company issued 200,000 stock options to its Members of the Board. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance.

One employee of the Company exercised a total of 193,281 options during the three months ended June 30, 2008 at an exercise price of $0.32 to $1.02 per share of common stock for $109,600. Another employee of the Company exercised a total of 44,795 options during the three months ended June 30, 2008 at an exercise price of $1.10 per share of common stock for $49,275. One employee of the Company exercised a total of 66,666 options during the three months ended December 31, 2008 at an exercise price of $0.94 per share of common stock for $62,666. On June 3, 2008, the Company issued 50,000 stock options to a newly appointed member of the board of directors. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance. On June 27, 2008, the Company issued 200,000 stock options to its re-elected members of the board of directors. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance.

One employee of the Company exercised a total of 156,250 options during the three months ended June 30, 2009 at an exercise price of $0.64 per share of common stock for $100,000. Another employee of the Company exercised a total of 150,000 options during the three months ended June 30, 2008 at an exercise price of $0.64 per share of common stock for $96,000. On June 19, 2009, the Company issued 250,000 stock options to its re-elected Members of the Board. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance, and all options were outstanding at June 30, 2009. One employee of the Company exercised options during the three months ended September 30, 2009 at an exercise price of $1.02 per share of common stock for $20,400 for 20,000 options and an exercise price of $0.94 per share of common stock for $47,000 for 50,000 options. One employee of the Company exercised options during the three months ended December 31, 2009 at an exercise price of $1.02 per share of common stock for $15,300 for 15,000 options and an exercise price of $0.94 per share of common stock for $78,334 for 83,334 options.

One employee of the Company exercised 105,469 options at an exercise price of $0.64 per share of common stock for $67,500 and 52,419 options at an exercise price $0.75 per share of common stock for $39,315 during the three months ended June 30, 2010. On June 18, 2010, the Company issued 250,000 stock options to its re-elected members of the board. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance, and all options were outstanding at June 30, 2010. One employee of the Company exercised 75,000 options at an exercise price of $1.10 per share of common stock for $82,500 and 100,000 options at an exercise price $1.00 per share of common stock for $100,000 during the three months ended September 30, 2010. On July 22, 2010, the Company issued 4,000,000 stock options to its employees. The options vested on the date of grant. The exercise price is the fair market price on the date of issuance, and 3,400,000 options were outstanding at December 31, 2010. One employee of the Company exercised 500,000 options at an exercise price of $1.00 per share of common stock for $500,000 during the three months ended December 31, 2010. Another employee of the Company exercised 133,333 options at an exercise price of $0.75 per share of common stock for $100,000 during the three months ended December 31, 2010.

One employee of the Company exercised 133,333 options at an exercise price of $0.75 per share of common stock for $100,000 during the three months ended March 31, 2011. One employee of the Company exercised 350,000 options at an exercise price of $1.00 per share of common stock for $350,000 during the three months ended June 30, 2011. Another employee of the Company exercised 133,333 options at an exercise price of $0.75 per share of common stock for $100,000 during the three months ended June 30, 2011. On July 6, 2011, the Company issued 250,000 stock options to its re-elected members of the board. On July 12, 2011, the Company issued 50,000 stock options to a newly appointed member of the board. On September 6, 2011, the Company issued 4,000,000 stock options to its employees. All of the stock options issued in 2011 vest on the date of grant and have an exercise price equal to the fair market price on the date of issuance. One employee of the Company exercised 100,000 options at an exercise price of $1.00 per share of common stock for $100,000 and 100,000 options at an exercise price of $0.93 per share of common stock for $93,000 during the three months ended September 30, 2011. One employee of the Company exercised 300,000 options at an exercise price of $0.93 per share of common stock for $279,000 and 100,000 options at an exercise price of $0.75 per share of common stock for $75,000 during the three months ended December 31, 2011. Another employee of the Company exercised 75,000 options at an exercise price of $0.32 per share of common stock for $24,000 and 25,000 options at an exercise price of $0.60 per share of common stock for $15,000 during the three months ended December 31, 2011.

On May 14, 2012, the Company issued 50,000 stock options to a newly appointed member of the board. On June 28, 2012, the Company issued 200,000 stock options to its re-elected members of the board. All of the stock options issued in 2012 vest on the date of grant and have an exercise price equal to the fair market price on the date of issuance.

The compensation cost relating to share-based payment transactions is measured based on the fair value of the equity or liability instruments issued. For purposes of estimating the fair value of each stock option on the date of grant, the Company utilized the Black-Scholes option-pricing model. The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option-pricing models require the input of highly subjective assumptions including the expected volatility factor of the market price of the Company’s common stock (as determined by reviewing its historical public market closing prices). Because the Company’s employee stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee and board member stock options. Included in the results for the year ended December 31, 2012, is $183,028 of stock-based compensation expense which relates to the fair value of stock options vested in 2012. Included in the results for the year ended December 31, 2011, is $3,368,950 of stock-based compensation expense which related to the fair value of stock options vested in 2011. Included in the results for the year ended December 31, 2010, is $3,759,650 of stock-based compensation expense which relates to the fair value of stock options vested in 2010.

The following table summarizes the options granted, exercised, outstanding and exercisable as of December 31, 2010, 2011 and 2012:

	Shares	Exercise Price Per Share	Weighted Average Exercise Price
Outstanding at January 1, 2010	8,623,843	$0.32 –1.50	$0.95
Granted	4,250,000	$1.00 –1.16	$1.01
Exercised	(966,221)	$0.62 –1.10	$0.92
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2010	11,907,622	$0.32 –1.50	$0.98

Outstanding at January 1, 2011	11,907,622	$0.32 –1.50	$0.98
Granted	4,300,000	$0.93 –1.04	$0.94
Exercised	(1,316,666)	$0.32 –1.00	$0.86
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2011	14,890,956	$0.32 –1.50	$0.98

Outstanding at January 1, 2012	14,890,956	$0.32 –1.50	$0.98
Granted	250,000	$0.84 –0.93	$0.86
Exercised	—	—	—
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2012	15,140,956	$0.32 –1.50	$0.97

The following table summarizes information about stock options outstanding at December 31, 2012 in order of issuance from oldest to newest.

Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining contractual Life	Outstanding Weighted Average Exercise price	Number Exercisable at December 31, 2012	Exercisable Weighted Average Exercise Price
$0.32	18,750	0.58 years	$0.32	18,750	$0.32
$0.60	50,000	0.58 years	$0.60	50,000	$0.60
$1.10	789,624	1.17 years	$1.10	789,624	$1.10
$0.95	100,000	1.42 years	$0.95	100,000	$0.95
$1.25	100,000	1.50 years	$1.25	100,000	$1.25
$0.64	600,000	2.00 years	$0.64	600,000	$0.64
$0.75	722,582	2.42 years	$0.75	722,582	$0.75
$0.94	575,000	2.92 years	$0.94	575,000	$0.94
$1.02	4,135,000	3.50 years	$1.02	4,135,000	$1.02
$1.50	200,000	4.50 years	$1.50	200,000	$1.50
$1.16	50,000	5.42 years	$1.16	50,000	$1.16
$1.00	150,000	5.50 years	$1.00	150,000	$1.00
$1.04	250,000	6.50 years	$1.04	250,000	$1.04
$1.16	250,000	7.50 years	$1.16	250,000	$1.16
$1.00	3,000,000	7.50 years	$1.00	3,000,000	$1.00
$1.04	250,000	8.50 years	$1.04	250,000	$1.04
$0.99	50,000	8.50 years	$0.99	50,000	$0.99
$0.93	3,600,000	8.67 years	$0.93	3,600,000	$0.93
$0.93	50,000	9.38 years	$0.93	50,000	$0.93
$0.84	250,000	9.50 years	$0.84	250,000	$0.84

	15,140,956	5.58 years	$0.97	15,140,956	$0.97

The weighted-average grant-date fair value of options granted during 2012 was $0.73. There were no options exercised during the year ended December 31, 2012.

The weighted-average grant-date fair value of options granted during 2011 was $0.78. The total intrinsic value of options exercised during the year ended December 31, 2011 which were in the money was $108,583.

The weighted-average grant-date fair value of options granted during 2010 was $0.88. The total intrinsic value of options exercised during the year ended December 31, 2010 which were in the money was $143,702.

The following is a summary of nonvested stock option activity for the year ended December 31, 2012:

	Number of Shares	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2011	—	$—
Granted	250,000	$0.73
Vested	(250,000)	$0.73
Canceled	—	—

Nonvested at December 31, 2012	—	$—

As of December 31, 2012, there was no unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan.

The following is a summary of the aggregate intrinsic value of shares outstanding and exercisable at December 31, 2012. The aggregate intrinsic value of stock options outstanding and exercisable is defined as the difference between the market value of the Company’s stock as of the end of the period and the exercise price of the stock options which are in the money.

	Number of Shares	Aggregate Intrinsic Value
Outstanding and Exercisable at December 31, 2012	15,140,956	$4,500

The following table summarizes the warrants granted, exercised, outstanding and exercisable as of December 31, 2010, 2011 and 2012.

	Warrants	Exercise Price Per Warrant	Weighted Average Exercise Price
Outstanding at January 1, 2010	22,147,554	$0.75 – 2.00	$1.02
Granted	9,781,037	$0.95 – 1.50	$1.02
Exercised	(6,191,473)	$0.94 – 1.25	$0.98
Forfeited	(10,314,399)	$0.94 – 1.75	$0.95

Outstanding and exercisable at December 31, 2010	15,422,719	$0.75 – 2.00	$1.09

Outstanding at January 1, 2011	15,422,719	$0.75 – 2.00	$1.09
Granted	14,484,601	$0.94 – 2.00	$1.15
Exercised	(3,820,185)	$0.90 – 0.94	$0.93
Forfeited	(967,888)	$0.75 – 2.00	$1.06

Outstanding and exercisable at December 31, 2011	25,119,247	$0.91 – 2.00	$1.15

Outstanding at January 1, 2012	25,119,247	$0.91 – 2.00	$1.15
Granted	10,399,414	$0.68 – 1.50	$1.00
Exercised	—	—	—
Forfeited	(5,480,644)	$0.91 – 1.50	$1.29

Outstanding and exercisable at December 31, 2012	30,038,017	$0.68 – 2.00	$1.05

The following table summarizes information about warrants outstanding at December 31, 2012.

Exercise Price	Number Outstanding and Exercisable at December 31, 2012	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price
$0.68	3,709,094	3.00	$0.68
$0.95	982,401	1.87	$0.95
$1.00	14,391,256	2.81	$1.00
$1.12	3,296,536	2.87	$1.12
$1.15	160,000	2.50	$1.15
$1.25	5,848,729	2.76	$1.25
$1.45	80,000	2.50	$1.45
$1.50	1,170,001	3.17	$1.50
$1.75	200,000	3.00	$1.75
$2.00	200,000	3.25	$2.00

	30,038,017	2.81	$1.05

Convertible Debt	12 Months Ended
Dec. 31, 2012
Convertible Debt [Abstract]
Convertible Debt

6. Convertible Debt.

(a) Pursuant to a Convertible Secured Promissory Note and Warrant Purchase Agreement dated November 26, 2002 (the “Purchase Agreement”) between the Company and Gryffindor Capital Partners I, L.L.C., a Delaware limited liability company (“Gryffindor”), Gryffindor purchased the Company’s $1 million Convertible Secured Promissory Note dated November 26, 2002 (the “Note”). The Note bore interest at 8% per annum, payable quarterly in arrears, and was due and payable in full on November 26, 2004. Subject to certain exceptions, the Note was convertible into shares of the Company’s common stock on or after November 26, 2003, at which time the principal amount of the Note was convertible into common stock at the rate of one share for each $0.737 of principal so converted and any accrued but unpaid interest on the Note was convertible at the rate of one share for each $0.55 of accrued but unpaid interest so converted. The Company’s obligations under the Note were secured by a first priority security interest in all of the Company’s assets, including the capital stock of the Company’s wholly owned subsidiary Xantech Pharmaceuticals, Inc., a Tennessee corporation (“Xantech”). In addition, the Company’s obligations to Gryffindor were guaranteed by Xantech, and Xantech’s guarantee was secured by a first priority security interest in all of Xantech’s assets.

Pursuant to the Purchase Agreement, the Company also issued to Gryffindor and to another individual Common Stock Purchase Warrants dated November 26, 2002 (the “Warrants”), entitling these parties to purchase, in the aggregate, up to 452,919 shares of common stock at a price of $0.001 per share. Simultaneously with the completion of the transactions described in the Purchase Agreement, the Warrants were exercised in their entirety. The $1,000,000 in proceeds received in 2002 was allocated between the long-term debt and the warrants on a pro-rata basis. The value of the warrants was determined using a Black-Scholes option pricing model. The allocated fair value of these warrants was $126,587 and was recorded as a discount on the related debt and amortized over the life of the debt using the effective interest method.

In 2003, an additional $25,959 of principal was added to the 2002 convertible debt outstanding.

Pursuant to an agreement dated November 26, 2004 between the Company and Gryffindor, the Company issued Gryffindor a Second Amended and Restated Senior Secured Convertible Note dated November 26, 2004 in the amended principal amount of $1,185,959 which included the original note principal plus accrued interest. The second amended note bore interest at 8% per annum, payable quarterly in arrears, was due and payable in full on November 26, 2005, and amended and restated the amended note in its entirety. Subject to certain exceptions, the Note was convertible into shares of the Company’s common stock on or after November 26, 2004, at which time the principal amount of the Note was convertible into common stock at the rate of one share for each $0.737 of principal so converted and any accrued but unpaid interest on the Note was convertible at the rate of one share for each $0.55 of accrued but unpaid interest so converted. The Company issued warrants to Gryffindor to purchase up to 525,000 shares of the Company’s common stock at an exercise price of $1.00 per share in satisfaction of issuing Gryffindor the Second Amended and Restated Senior Secured Convertible Note dated November 26, 2004. The value of these warrants was determined to be $105,250 using a Black-Scholes option-pricing model and was recorded as a discount on the related debt and was amortized over the life of the debt using the effective interest method. Amortization of $95,157 has been recorded as additional interest expense as of December 31, 2005. The Company recorded additional expense of $36,945 related to the beneficial conversion feature of the interest on the Gryffindor convertible debt as of December 31, 2005.

On November 26, 2005 the Company entered into a redemption agreement with Gryffindor to pay $1,185,959 of the Gryffindor convertible debt and accrued interest of $94,877. Also on November 26, 2005 the Company issued a legal assignment attached to and made a part of that certain Second Amended and Restated Senior Secured Convertible Note dated November 26, 2004 in the original principal amount of $1,185,959 together with interest of $94,877 paid to the order of eight investors dated November 26, 2005 for a total of $1,280,836. The Company subsequently entered into debt conversion agreements with seven of the investors for an aggregate of $812,000 of convertible debt which was converted into 1,101,764 shares of common stock at $0.737 per share. As of December 31, 2005, the Company had $468,836 in principal and $3,647 in accrued interest owed to holders of the convertible debentures due on November 26, 2006. At December 31, 2005, the Company recorded additional interest expense of $2,584 related to the beneficial conversion feature of the interest on the November 2005 convertible debt. The $1,280,836 in principal was issued when the conversion price was lower than the market value of the Company’s common stock on the date of issue. As a result, a discount of $404,932 was recorded for this beneficial conversion feature. The debt discount of $404,932 is being amortized over the life of the debt using the effective interest method. At December 31, 2005, $270,924 of the debt discount has been amortized which includes $256,711 of the unamortized portion of the debt discount related to the debt which was converted. In conjunction with the November 26, 2005 financing, the Company incurred debt issuance costs consisting of cash of $128,082, 356,335 shares of common stock valued at $345,645 and 1,000,000 warrants valued at $789,000. The warrants are exercisable over five years, have an exercise price of $1.00, a fair market value of $0.79 and were valued using the Black-Scholes option-pricing model. The total debt issuance costs of $1,262,727 were recorded as an asset and amortized over the term of the debt. At December 31, 2005, $835,294 of the debt issuance costs have been amortized which includes $800,520 related to the debt that was converted as of December 31, 2005. The 356,335 shares of common stock were not issued as of December 31, 2005 and therefore have been recorded as an accrued liability at December 31, 2005.

In May 2006, the Company entered into a debt conversion agreement with one of the November 2005 accredited investors for $86,586 of its convertible debt which was converted into 117,483 shares of common stock at $0.737 per share. In addition, accrued interest expense of $3,078 due at the time of the debt conversion was paid in 5,597 shares of common stock. In June 2006, the Company entered into a debt conversion agreement with one of the November 2005 accredited investors for $382,250 of convertible debt which was converted into 518,657 shares of common stock at $0.737 per share. In addition, accrued interest expense of $15,800 due at the time of the debt conversion was paid in 28,727 shares of common stock. As of December 31, 2006, all principal and accrued interest owed to holders of the November 2005 convertible debentures had been converted. At March 31, 2006, the Company recorded additional interest expense of $8,354 related to the beneficial conversion feature of the interest on the November 2005 convertible debt. At June 30, 2006, the Company recorded additional interest expense of $8,093 related to the beneficial conversion feature of the interest on the November 2005 convertible debt. In 2006 the remaining $417,886 of debt issuance costs have been amortized which includes $189,948 of the unamortized portion of the deferred loan costs related to the converted debt at the time of conversion. In 2006 the remaining debt discount of $134,008 has been amortized.

(b) On November 19, 2003, the Company completed a short-term unsecured debt financing in the aggregate amount of $500,000. The notes bear interest of 8% and were due in full on November 19, 2004. The notes were convertible into common shares at a conversion rate equal to the lower of (i) 75% of the average market price for the 20 trading days ending on the 20th trading day subsequent to the effective date or (ii) $0.75 per share. Pursuant to the note agreements, the Company also issued warrants to purchase up to 500,000 shares of the Company’s common stock at an exercise price of $1.00 per share. During 2005, 52,000 of the warrants were exercised and the remaining warrants expired on November 19, 2005.

The $500,000 proceeds received was allocated between the debt and the warrants on a pro-rata basis. The value of the warrants was determined using a Black-Scholes option-pricing model. The allocated fair value of these warrants was $241,655 and was recorded as a discount to the related debt. In addition, the conversion price was lower than the market value of the Company’s common stock on the date of issue. As a result, an additional discount of $258,345 was recorded for this beneficial conversion feature. The combined debt discount of $500,000 was being amortized over the term of the debt using the effective interest method.

In conjunction with the debt financing, the Company issued warrants to purchase up to 100,000 shares of the Company’s common stock at an exercise price of $1.25 per share in satisfaction of a finder’s fee. The value of these warrants was determined to be $101,000 using a Black-Scholes option-pricing model. In addition, the Company incurred debt issuance costs of $69,530 which were payable in cash. Total debt issuance costs of $170,530 were recorded as an asset and amortized over the term of the debt. In 2004, in conjunction with the June 25, 2004 transaction (Note 4(1)), the Company entered into a redemption agreement for its $500,000 of short-term convertible debt. Payments on the convertible debt corresponded to payments received from the sale of common stock. As a result, the unamortized portion of the debt discount at the date of extinguishment of $193,308 and the unamortized portion of the deferred loan costs of $65,930 were recorded as a loss on extinguishment of debt. In addition to principal payments, the redemption payments included accrued interest and a premium payment of $100,519. This premium payment has been recorded as a loss on extinguishment. As part of this redemption, the Company repurchased the beneficial conversion feature amount of $258,345 in 2004.

(c) On July 28, 2004, the Company entered into an agreement to issue 8% convertible debentures to Cornell in the amount of $375,000 which was due together with interest on July 28, 2007. This debt had a subordinated security interest in the assets of the Company. The Company issued a second secured convertible debenture on October 7, 2004 which had the same conversion terms as the prior debenture and was issued on the date the Company filed a registration statement for the shares underlying both debentures. This was due together with interest on October 7, 2007 and had a subordinated security interest in the assets of the Company. The debentures were convertible into common stock at a price per share equal to the lesser of (a) an amount equal to 120% of the closing Volume Weighed Average Price (VWAP) of the common stock as of the Closing Date ($1.88 on Closing Date) or (b) an amount equal to 80% of the lowest daily VWAP of the Company’s common stock during the 5 trading days immediately preceding the conversion date. There was a floor conversion price of $.75 until December 1, 2004.

The accounting guidance requires the issuer to assume that the holder will not convert the instrument until the time of the most beneficial conversion. The accounting guidance also requires that if the conversion terms are based on an unknown future amount, which is the case in item (b) above, the calculation should be performed using the commitment date which in this case is July 28, 2004 and October 7, 2004, respectively. As a result, the beneficial conversion amount was computed using 80% of the lowest fair market value for the stock for the five days preceding July 28, 2004 and October 7, 2004, respectively, which resulted in a beneficial conversion amount of $254,006 and $106,250, respectively. The beneficial conversion amount was being amortized over the term of the debt which was three years.

In conjunction with the debt financing, the Company issued warrants to purchase up to 150,000 shares of the Company’s common stock at an exercise price of $1.00 per share in satisfaction of a finder’s fee. The value of warrants was determined to be $144,000 using a Black-Scholes option-pricing model. In addition, the Company incurred debt issuance costs of $162,500 which were payable in cash. Total debt issuance costs of $306,500 were recorded as an asset and amortized over the term of the debt.

In February 2005, the Company entered into a redemption agreement with Cornell Capital Partners to pay $50,000 of the Cornell convertible debt. As a result, the unamortized portion of the debt discount of $27,715 and deferred loan costs of $20,702, which related to this amount at the date of extinguishments, were recorded as a loss on extinguishment of debt. The Company also paid a $5,000 prepayment penalty which has been recorded as loss on extinguishment of debt. As part of this redemption, the Company has repurchased the beneficial conversion feature related to the redeemed amount of $16,449.

In March 2005, the Company entered into a debt conversion agreement with Cornell Capital Partners for $50,000 of its convertible debt which was converted into 66,667 shares of common stock at $0.75 per share. As a result of this conversion, the unamortized portion of the debt discount of $24,890 and deferred loan costs of $18,779, which related to this amount at the date of conversion, have been recorded as additional interest expense.

In April 2005, the Company entered into a redemption agreement with Cornell Capital Partners to pay $650,000 of the Cornell convertible debt. As a result, the unamortized portion of the debt discount of $233,425 and deferred loan costs of $205,741, which related to this amount at the date of extinguishments, were recorded as a loss on extinguishment of debt. The Company also paid a $65,000 prepayment penalty which has been recorded as loss on extinguishment of debt. As part of this redemption, the Company has repurchased the beneficial conversion feature related to the redeemed amount of $127,679.

(d) In March 2005, the Company entered into agreements to issue Senior Convertible Debentures to two (2) accredited investors with Network 1 Financial Securities, Inc. in the aggregate amount of $450,000. This debt has a security interest in the assets of the Company, a maturity date of March 30, 2007, and is convertible into shares of the Company’s common stock at a per share conversion price of $0.75. In April 2005, the Company entered into agreements to issue Senior Convertible Debentures to five (5) accredited investors in the aggregate amount of $2,700,000. This debt has a security interest in the assets of the Company, a maturity date of March 30, 2007, and is convertible into shares of the Company’s common stock at a per share conversion price of $0.75.

The Company was obligated to pay the principal of the Senior Convertible Debentures in installments as follows: Twelve (12) equal monthly payments of principal (the “Monthly Amount”) plus, to the extent not otherwise paid, accrued but unpaid interest plus any other obligations of the Company to the Investor under this Debenture, the Purchase Agreement, or the Registration Rights Agreement, or otherwise. The first such installment payment was due and payable on March 30, 2006, and subsequent installments shall be due and payable on the thirtieth (30th) day of each succeeding month thereafter (each a “Payment Date”) until the Company’s obligations under this Debenture is satisfied in full. The Company shall have the option to pay all or any portion of any Monthly Amount in newly issued, fully paid and nonassessable shares of Common Stock, with each share of Common Stock having a value equal to (i) eighty-five percent (85%) multiplied by (ii) the Market Price as of the third (3rd) Trading Day immediately preceding the Payment Date (the “Payment Calculation Date”).

Interest at the greater of (i) the prime rate (adjust monthly), plus 4% and (ii) 8% was due on a quarterly basis. At the time the interest was payable, upon certain conditions, the Company had the option to pay all or any portion of accrued interest in either cash or shares of the Company’s common stock valued at 85% multiplied by the market price as of the third trading date immediately preceding the interest payment date.

The Company could prepay the Senior Convertible Debentures in full by paying the holders the greater of (i) 125% multiplied by the sum of the total outstanding principal, plus accrued and unpaid interest, plus default interest, if any or (ii) the highest number of shares of common stock issuable upon conversion of the total amount calculated pursuant to (i) multiplied by the highest market price for the common stock during the period beginning on the date until prepayment.

On or after any event or series of events which constitutes a fundamental change, the holder could, in its sole discretion, require the Company to purchase the debentures, from time to time, in whole or in part, at a purchase price equal to 110% multiplied by the sum of the total outstanding principal, plus accrued and unpaid interest, plus any other obligations otherwise due under the debenture. Under the senior convertible debentures, fundamental change means (i) any person becomes a beneficial owner of securities representing 50% or more of the (a) outstanding shares of common stock or (b) the combined voting power of the then outstanding securities; (ii) a merger or consolidation whereby the voting securities outstanding immediately prior thereto fail to continue to represent at least 50% of the combined voting power of the voting securities immediately after such merger or consolidation; (iii) the sale or other disposition of all or substantially all or the Company’s assets; (iv) a change in the composition of the Board within two years which results in fewer than a majority of directors are directors as of the date of the debenture; (v) the dissolution or liquidation of the Company; or (vi) any transaction or series of transactions that has the substantial effect of any of the foregoing.

The Purchasers of the $3,150,000 in Senior Convertible Debentures also purchased Class A Warrants and Class B Warrants under the Securities Purchase Agreement. Class A Warrants are exercisable at any time between March 10, 2005 through and including March 30, 2010 depending on the particular Purchaser. Class B Warrants were exercisable for a period through and including 175 days after an effective registration of the common stock underlying the warrants, which began June 20, 2005 and ended December 12, 2005. The range of the per share exercise price of a Class A Warrant is $0.93 to $0.99 and the range of the per share exercise price of the Class B Warrant was $0.8925 to $0.945.

The Purchasers of the Senior Convertible Debentures received a total of 4,200,000 Class A Warrants and a total of 2,940,000 Class B Warrants. 1,493,333 of the Class B Warrants were exercised in December, 2005 for proceeds of $1,122,481. The warrant holders were given an incentive to exercise their warrants due to the lowering of the exercise price to $0.75. Interest expense of $236,147 was recorded to recognize expense related to this conversion incentive. The remaining Class B Warrants were forfeited in December, 2005 at the expiration of their exercise period.

The $3,150,000 proceeds received in March and April 2005 was allocated between the debt and the warrants on a pro-rata basis. The value of the warrants was determined using a Black-Scholes option-pricing model. The allocated fair value of these warrants was $1,574,900 and was recorded as a discount to the related debt. In addition, the conversion prices were lower than the market value of the Company’s common stock on the date of issue. As a result, an additional discount of $1,228,244 was recorded for this beneficial conversion feature. The combined debt discount of $2,803,144 was being amortized over the life of the debt using the effective interest method.

In June 2005, the Company entered into a debt conversion agreement with one of the April accredited investors for $150,000 of its convertible debt which was converted into 200,000 shares of common stock at $0.75 per share, and $2,833 of accrued interest was converted into 3,777 shares of common stock at $0.75 per share. In July 2005, the Company entered into a debt conversion agreement with two of the April accredited investors for an aggregate of $350,000 of convertible debt which was converted into 466,666 shares of common stock at $0.75 per share. In September 2005, the Company entered into a debt conversion agreement with one of the March accredited investors for $400,000 of its convertible debt which was converted into 533,333 shares of common stock at $0.75 per share. In October 2005, the Company entered into a debt conversion agreement with two of the March accredited investors for an aggregate of $100,000 of convertible debt which was converted into 133,334 shares of common stock at $0.75 per share. In November 2005, the Company entered into a debt conversion agreement with three of the April accredited investors for an aggregate of $675,000 of convertible debt which was converted into 900,000 shares of common stock at $0.75 per share.

In conjunction with the financing, the Company incurred debt issuance costs consisting of $387,500 in cash and 980,000 of warrants valued at $426,700. The warrants are exercisable over five years, have exercise prices ranging from $0.98—$1.23, fair market values ranging from $0.42—$0.44 and were valued using the Black-Scholes option pricing model. The total debt issuance costs of $814,200 were recorded as an asset and amortized over the term of the debt.

The Company chose to pay the quarterly interest due at June 30, 2005, September 30, 2005 and December 31, 2005 in common stock instead of cash. As a result, accrued interest at June 30, 2005 of $78,904 was paid in 165,766 shares of common stock resulting in additional interest expense of $28,843. 159,780 shares were issued July 11, 2005 and the remaining 5,986 shares were issued November 7, 2005. The accrued interest due September 30, 2005 of $72,985 was converted into 97,955 shares of common stock resulting in additional interest expense of $15,299. 66,667 of these shares were issued on September 30, 2005 and the remaining 31,288 shares were issued October 20, 2005. The interest due December 31, 2005 of $50,486 was converted into 65,742 shares of common stock resulting in additional interest expense of $10,922. The 65,742 shares were not issued as of December 31, 2005 and were recorded in accrued liabilities at December 31, 2005. The shares were issued January 9, 2006.

In January 2006, the Company entered into a debt conversion agreement with one of the March 2005 accredited investors for $250,000 of its convertible debt which was converted into 333,333 shares of common stock at $0.75 per share. In March 2006, the Company entered into a total of three debt conversion agreements with two of the March 2005 accredited investors for an aggregate of $500,000 of convertible debt which was converted into 666,667 shares of common stock at $0.75 per share. In May 2006, the Company entered into a debt conversion agreement with one of the March 2005 accredited investors for $25,000 of its convertible debt which was converted into 33,333 shares of common stock at $0.75 per share. In September 2006, the Company entered into a debt conversion agreement with one of the March 2005 accredited investors for $112,500 of its convertible debt which was converted into 150,000 shares of common stock at $0.75 per share. In November 2006, the Company entered into a debt conversion agreement with one of the March 2005 accredited investors for $200,000 of its convertible debt which was converted into 266,666 shares of common stock at $0.75 per share. In December 2006, the Company entered into a debt conversion agreement with one of the March 2005 accredited investors for $20,000 of its convertible debt which was converted into 26,667 shares of common stock at $0.75 per share.

In 2006, $928,090 of the total debt discount had been amortized which includes $386,451 of the unamortized portion of the debt discount related to the converted debt at the time of the debt conversions. In 2006, $287,493 of the deferred loan costs have been amortized which includes $112,256 of the unamortized portion of the deferred loan costs related to the converted debt at the time of the debt conversions.

The Company chose to pay the quarterly interest due at March 31, 2006, June 30, 2006, September 30, 2006 and December 31, 2006 in common stock instead of cash. As a result, accrued interest due March 31, 2006 of $33,274 was converted into 35,939 shares of common stock resulting in additional interest expense of $4,975. 7,656 of these shares were issued March 20, 2006 and the remaining shares of 28,283 were issued March 31, 2006. The accrued interest due June 30, 2006 of $21,305 was converted into 24,674 shares of common stock resulting in additional interest expense of $3,650. These shares were issued June 30, 2006. The accrued interest due September 30, 2006 of $21,010 was converted into 18,888 shares of common stock resulting in additional interest expense of $2,167. These shares were issued September 29, 2006. The accrued interest due December 31, 2006 of $15,086 was converted into 14,760 shares of common stock resulting in additional interest expense of $1,843. These shares were issued December 29, 2006.

In January 2007, the Company entered into a separate debt conversion agreement with two of its March 2005 accredited investors for $245,833 of convertible debt which was converted into 327,777 shares of common stock at $0.75 per share. In February 2007, the Company entered into a separate debt conversion agreement with two of its March 2005 accredited investors for $121,667 of convertible debt which was converted into 162,223 shares of common stock at $0.75 per share.

In February 2007, the remaining total debt discount has been amortized, which is $2,797. In February 2007, the remaining deferred loan costs have been amortized, which is $3,713.

At December 31, 2007 the Company had no remaining principal or accrued interest owed to holders of the March 2005 convertible debentures due on March 31, 2007.

The Company chose to pay a portion of the quarterly interest due at February 28, 2007 in common stock instead of cash. The accrued interest not paid in cash that was due February 28, 2007 of $1,109 was converted into 1,141 shares of common stock resulting in additional interest expense of $149. 358 of these shares were issued on January 25, 2007 and the remaining shares of 783 were issued on February 28, 2007.

Related Party Transaction	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Abstract]
Related Party Transaction

7. Related Party Transactions

During 2002, a shareholder who is also an employee and member of the Company’s board of directors loaned the Company $109,000. During 2003, the same shareholder loaned the Company an additional $40,000. During 2005, the same shareholder loaned the Company an additional $25,000. In December 2005, the Company approved a request from the shareholder to exchange the total loan amount of $174,000 plus accrued interest of $24,529 for 264,705 shares of common stock at $0.75 per share which were committed to be issued at December 31, 2005. These shares were issued on January 3, 2006. In connection with this transaction which was based on the same terms as the private placement conducted at the same time, the Company also issued warrants to the shareholder to purchase up to 330,881 shares of common stock at an exercise price of $0.935 per share. In December 2007, the employee exercised all of these warrants.

The Company paid a non-employee member of the Board $82,500 for consulting services performed in 2009, and issued 70,000 shares of common stock at a fair market value of $70,000 in July 2009.

The Company paid one non-employee member of the Board $135,000 for consulting services performed in 2010. The Company paid another non-employee member of the Board $56,500 for consulting services performed in 2010.

The Company paid one non-employee member of the Board $105,000 for consulting services performed in 2011 as of July 12, 2011, the day of his resignation from the Board. The Company paid two other non-employee members of the Board $129,000 for consulting services performed as of December 31, 2011.

The Company paid one non-employee member of the board $54,000 for consulting services performed as of December 31, 2012. The Company paid another non-employee member of the board $75,000 for consulting services performed as of December 31, 2012 and issued 100,000 fully vested warrants in exchange for services. Consulting costs charged to operations were $47,520 for the services for which these warrants were issued. As the fair market value of these services was not readily determinable, these services were valued based on the fair market value, determined using the Black-Scholes option-pricing model. The Company paid a third non-employee member of the board $75,000 for consulting services performed as of December 31, 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

8. Income Taxes

Reconciliations between the statutory federal income tax rate and the Company’s effective tax rate follow:

	2012		2011		2010
Years Ended December 31,	Amount	%	Amount	%	Amount	%
Federal statutory rate	$(4,273,000)	(34.0)	$(6,608,000)	(34.0)	$(6,308,000)	(34.0)
State taxes	(566,000)	(4.5)	(874,000)	(4.5)	(835,000)	(4.5)
Adjustment to valuation allowance	4,596,000	36.5	6,406,000	33.0	6,118,000	33.0
Non-deductible compensation	924,000	7.0	1,848,000	9.5	1,848,000	10.0
Gain on warrant liability	(681,000)	(5.0)	(772,000)	(4.0)	(823,000)	(4.5)

Actual tax benefit	$—	—	$—	—	$—	—

The components of the Company’s deferred income taxes are summarized below:

December 31,	2012	2011
Deferred tax assets
Net operating loss carry-forwards	$26,980,000	$24,023,000
Stock-based compensation	6,245,000	5,447,000
Warrants for services	3,839,000	3,257,000

Deferred tax asset	37,064,000	32,727,000
Deferred tax liabilities
Patent amortization	(1,896,000)	(2,155,000)
Valuation allowance	(35,168,000)	(30,572,000)

Net deferred taxes	$—	$—

A valuation allowance against deferred tax assets is required if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets may not be realized. The Company is in the development stage and realization of the deferred tax assets is not considered more likely than not. As a result, the Company has recorded a valuation allowance for the net deferred tax asset.

Since inception of the Company on January 17, 2002, the Company has generated tax net operating losses of approximately $72.0 million, expiring in 2022 through 2032. The tax loss carry-forwards of the Company may be subject to limitation by Section 382 of the Internal Revenue Code with respect to the amount utilizable each year. This limitation reduces the Company’s ability to utilize net operating loss carry-forwards. The amount of the limitation has not been quantified by the Company. In addition, the Company acquired certain net operating losses in its acquisition of Valley Pharmaceuticals, Inc. (Note 2). However, the amount of these net operating losses has not been determined and even if recorded, the amount would be fully reserved. If the Company determines that there were net operating losses acquired, any realization of a deferred tax asset would be reflected as a tax benefit.

The Company has determined that there are no uncertain tax positions as of December 31, 2012 or 2011 and does not expect any significant change within the next year.

401 (K) Profit Sharing Plan	12 Months Ended
Dec. 31, 2012
401 (K) Profit Sharing Plan [Abstract]
401(K) Profit Sharing Plan

9. 401(K) Profit Sharing Plan

In January 2007, the Company established the Provectus Pharmaceuticals, Inc. Cash Balance Defined Benefit Plan and Trust (the “Plan”), effective January 1, 2007, for the exclusive benefit of its four employees and their beneficiaries. In September 2010, the Company terminated the Cash Balance Defined Benefit Plan and Trust (the “Plan”) for its employees. There was an immaterial settlement charge that was not recorded after the termination of the Plan. The Company transferred approximately $1,353,000 in assets from the Plan to the 401(K) Profit Sharing Plan of the Company which was formed in the three months ended September 30, 2010. Company contributions to the 401(K) Profit Sharing Plan are discretionary. Contributions made by the Company in 2010 totaled approximately $497,000 and include the amounts originally contributed to the Plan in 2010. Contributions made by the Company in 2011 totaled approximately $130,000. Contributions made by the Company in 2012 totaled approximately $132,000 and are included in other accrued expenses.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

10. Fair Value of Financial Instruments

The FASB’s authoritative guidance on fair value measurements establishes a framework for measuring fair value, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Under this guidance, assets and liabilities carried at fair value must be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are measured and reported on a fair value basis. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3. The fair value of derivative instruments is determined by management with the assistance of an independent third party valuation specialist. The warrant liability is a derivative instrument and is classified as Level 3. The Company used the Monte-Carlo Simulation model to estimate the fair value of the warrants except for the Series B Warrants. Significant assumptions used at December 31, 2012 for the 2010 warrants include a weighted average term of 2.2 years, a 5% probability that the warrant exercise price would be reset, a volatility range between 58.9% and 63.4% and a risk free interest rate range between 0.25% and 0.36%. Significant assumptions used at December 31, 2011 for the 2010 warrants include a weighted average term of 3.2 years, a 5% probability that the warrant exercise price would be reset, volatility of 66.69% and a risk free interest rate of 0.595%. Significant assumptions used at December 31, 2012 for the 2011 Series A and C Warrants include a weighted average term of 3.0 years, a 5% probability that the warrant exercise price would be reset, a volatility range between 58.9% and 63.4% and a risk free interest rate range between 0.25% and 0.36%. Significant assumptions used at December 31, 2011 for the 2011 Series A and C Warrants include a weighted average term of 4.0 years, a 5% probability that the warrant exercise price would be reset, volatility of 66.69% and a risk free interest rate of 0.83%. As of December 31, 2011, there was no warrant liability for the Series B Warrants because they had all been exercised.

The warrant liability measured at fair value on a recurring basis is as follows:

	Total	Level 1	Level 2	Level 3
Derivative instruments:
Warrant liability at December 31, 2012	$1,299,570	$—	$—	$1,299,570
Warrant liability at December 31, 2011	$3,067,488	$—	$—	$3,067,488

A reconciliation of the warranty liability measured at fair value on a recurring basis with the use of significant unobservable inputs (Level 3) from January 1, 2011 to December 31, 2012 follows:

Balance at January 1, 2011	$2,353,396
Issuance of warrants	3,204,197
Net gain included in earnings	(2,004,638)
Exercise of warrants	(485,467)

Balance at December 31, 2011	$3,067,488

Balance at January 1, 2012	$3,067,488
Issuance of warrants	—
Net gain included in earnings	(1,767,918)
Exercise of warrants	—

Balance at December 31, 2012	$1,299,570

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

The Company has evaluated subsequent events through the date of the filing of these financial statements. On February 22, 2013, the Company entered into a Securities Purchase Agreement with certain accredited investors for the issuance and sale in a private placement of an aggregate of $2,550,000 of Units at a purchase price of $0.75 per Unit. Each Unit consists of one share of Series A 8% convertible preferred stock, par value $.001 per share, and a warrant to purchase one and one-quarter shares of the Company’s common stock, par value $.001 per share (subject to adjustment) at an exercise price of $1.00 per whole share (subject to adjustment). The Company will use the net proceeds of the private placement for working capital, FDA trials, securing licensing partnerships, and general corporate purposes. The Company entered into a Placement Agent’s Agreement dated March 11, 2013, with Network 1 Financial Securities, Inc. (“Network 1”) as placement agent, which allows for the sale of the Company’s common stock at a purchase price of $0.75 per share and 100% warrant coverage to purchase shares of common stock at an exercise price of $1.00 per share. The Company also entered into a Placement Agent’s Agreement, dated March 11, 2013, with Network 1 as placement agent, which allows for the sale of Units, each Unit consisting of the right to receive shares of common stock of up to four wholly-owned subsidiaries of the Company and a warrant to purchase three-fourths (  3/4 ) of one share of the Company’s common stock.

Subsequent to year end, the Company completed a private offering of common stock and warrants to accredited investors for gross proceeds of $2,620,634. The Company accepted subscriptions, in the aggregate, for 3,494,179 shares of common stock, and five year warrants to purchase 3,494,179 shares of common stock. Investors received five year fully vested warrants to purchase up to 100% of the number of shares purchased by the investors in the offering. The warrants have an exercise price of $1.00 per share. The purchase price for each share of common stock together with the warrants was $0.75. The Company used the proceeds for working capital and other general corporate purposes. Network 1 Financial Securities, Inc. served as placement agent for the offering. In connection with the offering, the Company paid $340,682 and issued five year fully vested warrants to purchase 349,418 shares of common stock with an exercise price of $1.00 to Network 1 Financial Securities, Inc., which represents 10% of the total number of shares of common stock sold to investors solicited by Network 1 Financial Securities, Inc.

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)

12. Selected Quarterly Financial Data (Unaudited)

The following tables present a summary of quarterly results of operations for 2012 and 2011:

	Three Months Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
	(in thousands, except per share data)
Consolidated Statement of Operations Data:
Total revenues	$—	$—	$—	$—
Total operating loss	(4,205)	(4,285)	(3,594)	(2,253)
Other income (expense), net	(263)	453	1,247	332

Net loss	(4,468)	(3,833)	(2,347)	(1,921)
Dividends on preferred stock	(50)	(51)	(44)	(38)

Net loss applicable to common stockholders	$(4,518)	$(3,884)	$(2,391)	$(1,959)

Basic and diluted loss per common share	$(0.04)	$(0.03)	$(0.02)	$(0.02)
Weighted average number of common shares outstanding – basic and diluted	110,775	112,267	113,167	115,948

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
	(in thousands, except per share data)
Consolidated Statement of Operations Data:
Total revenues	$—	$—	$—	$—
Total operating loss	(4,193)	(5,379)	(7,471)	(4,398)
Other income (expense), net	(811)	844	1,028	945

Net loss	(5,004)	(4,535)	(6,443)	(3,453)
Dividends on preferred stock	(70)	(64)	(59)	(54)

Net loss applicable to common stockholders	$(5,074)	$(4,599)	$(6,502)	$(3,507)

Basic and diluted loss per common share	$(0.05)	$(0.04)	$(0.06)	$(0.03)
Weighted average number of common shares outstanding – basic and diluted	97,991	105,794	109,100	110,017

Organization and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization and Significant Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

Provectus Pharmaceuticals, Inc. (together with its subsidiaries, the “Company”) is a development-stage biopharmaceutical company that is focusing on developing minimally invasive products for the treatment of psoriasis and other topical diseases, and certain forms of cancer including melanoma, breast cancer, and cancers of the liver. The Company intends to license and sell a majority stake of its non-core assets via a spin-out transaction. The Company also intends to license and sell a majority stake of the underlying assets of its over-the-counter pharmaceuticals via a spin-out transaction. To date the Company has no material revenues.

Principles of Consolidation	Principles of Consolidation Intercompany balances and transactions have been eliminated in consolidation.
Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Cash Concentrations

Cash Concentrations

Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. We have never experienced any losses related to these balances. All of our non-interest bearing cash balances were fully insured at December 31, 2012 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits.

Deferred Loan Costs and Debt Discounts

Deferred Loan Costs and Debt Discounts

Costs related to the issuance of the convertible debt are recorded as deferred loan costs and amortized over the term of the loan using the effective interest method. Additionally, the Company recorded debt discounts related to warrants and beneficial conversion features issued in connection with the debt. Debt discounts are amortized over the term of the loan using the effective interest method. All deferred loan costs and debt discounts were fully amortized as of December 31, 2007.

Equipment and Furnishings

Equipment and Furnishings

Equipment and furnishings acquired through the merger with Valley Pharmaceuticals, Inc. (Note 2) have been stated at carry-over basis because the majority shareholders of Provectus also owned all of the shares of Valley. Other equipment and furnishings are stated at cost. Depreciation of equipment is provided for using the straight-line method over the estimated useful lives of the assets. Computers and laboratory equipment are being depreciated over five years; furniture and fixtures are being depreciated over seven years.

Long-Lived Assets

Long-Lived Assets

The Company reviews the carrying values of its long-lived assets for possible impairment whenever an event or change in circumstances indicates that the carrying amount of the assets may not be recoverable. Any long-lived assets held for disposal are reported at the lower of their carrying amounts or fair value less cost to sell. Management has determined there to be no impairment.

Patent Costs

Patent Costs

Internal patent costs are expensed in the period incurred. Patents purchased are capitalized and amortized over the remaining life of the patent.

Patents at December 31, 2012 were acquired as a result of the merger with Valley Pharmaceuticals, Inc. (“Valley”) (Note 2). The majority shareholders of Provectus also owned all of the shares of Valley and therefore the assets acquired from Valley were recorded at their carry-over basis. The patents are being amortized over the remaining lives of the patents, which range from 4-9 years. Annual amortization of the patents is expected to approximate $671,000 for each of the next four years and $659,000 in 2017.

Revenue Recognition	Revenue Recognition Prior to 2007, the Company recognized revenue when product was shipped. The Company has not had any such revenue since then.
Research and Development

Research and Development

Research and development costs are charged to expense when incurred. An allocation of payroll expenses to research and development is made based on a percentage estimate of time spent. The research and development costs include the following: payroll, consulting and contract labor, lab supplies and pharmaceutical preparations, legal, insurance, rent and utilities, and depreciation.

Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes”. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established if it is more likely than not that all, or some portion, of deferred income tax assets will not be realized. The Company has recorded a full valuation allowance to reduce its net deferred income tax assets to zero. In the event the Company were to determine that it would be able to realize some or all its deferred income tax assets in the future, an adjustment to the deferred income tax asset would increase income in the period such determination was made.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained upon an examination. Any recognized income tax positions would be measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement would be reflected in the period in which the change in judgment occurs. The Company would recognize any corresponding interest and penalties associated with its income tax positions in income tax expense. There were no income taxes, interest or penalties incurred in 2012, 2011 or 2010. Tax years going back to 2009 remain open for examination by the IRS.

Basic and Diluted Loss Per Common Share

Basic and Diluted Loss Per Common Share

Basic and diluted loss per common share is computed based on the weighted average number of common shares outstanding. Loss per share excludes the impact of outstanding options and warrants and convertible preferred stock as they are antidilutive. Potential common shares excluded from the calculation for the years ended December 31, 2012, 2011 and 2010, respectively, are 30,038,017, 25,119,247 and 15,422,719 from warrants, 15,140,956, 14,890,956 and 11,907,622 from options, and 2,478,185, 3,531,665 and 5,389,998 from convertible preferred shares. Included in the weighted average number of common shares outstanding are 2,048,671 common shares committed to be issued but not outstanding at December 31, 2010.

Derivative Instruments

Derivative Instruments

The warrants issued in conjunction with convertible preferred stock in March and April 2010 private placements include a reset provision if the Company issues additional warrants, in certain circumstances as defined in the agreement, below the exercise price of $1.00. Effective January 1, 2009, the reset provision of these warrants preclude equity accounting treatment under ASC 815. Accordingly the Company is required to record the warrants as liabilities at their fair value upon issuance and remeasure the fair value at each period end with the change in fair value recorded in the statement of operations. When the warrants are exercised or cancelled, they are reclassified to equity. The Company uses the Monte-Carlo Simulation model to estimate the fair value of the warrants. Significant assumptions used at December 31, 2012 include a weighted average term of 2.2 years, a 5% probability that the warrant exercise price would be reset, a volatility range between 58.9% and 63.4% and a risk free interest rate range between 0.25% and 0.36%. Significant assumptions used at December 31, 2011 include a weighted average term of 3.2 years, a 5% probability that the warrant exercise price would be reset, volatility of 66.69% and a risk free interest rate of 0.595%.

Additionally, the Series A and Series C Warrants issued in conjunction with the January 2011 registered direct public offering include a reset provision if the Company issues additional warrants, in certain circumstances as defined in the agreement, below the exercise price of $1.12. At December 31, 2012, the warrant exercise price was reset to $0.675. Significant assumptions used at December 31, 2012 include a weighted average term of 3.0 years, a 5% probability that the warrant exercise price would be further reset, a volatility range between 58.9% and 63.4% and a risk free interest rate range between 0.25% and 0.36%. Significant assumptions used at December 31, 2011 include a weighted average term of 4.0 years, a 5% probability that the warrant exercise price would be reset, volatility of 66.69% and a risk free interest rate of 0.83%.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, and accounts payable approximate their fair value because of the short-term nature of these items. Cash equivalents are measured on a recurring basis within the fair value hierarchy using Level 1 inputs.

The fair value of derivative instruments is determined by management with the assistance of an independent third party valuation specialist. Certain derivatives with limited market activity are valued using externally developed models that consider unobservable market parameters.

Stock-Based Compensation

Stock-Based Compensation

The compensation cost relating to share-based payment transactions is measured based on the fair value of the equity or liability instruments at date of issuance and is expensed on a straight-line basis. The Company utilizes the Black-Scholes option-pricing model for purposes of estimating the fair value of each stock option on the date of grant. The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected volatility factor of the market price of the Company’s common stock (as determined by reviewing its historical public market closing prices). Because the Company’s employee stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options.

Warrants to non-employees are generally vested and nonforfeitable upon the date of the grant. Accordingly fair value is determined on the grant date.

Subsequent Events	Subsequent Events Management assesses subsequent events through the issue date of the financial statements.
Recent Accounting Pronouncements	Recent Accounting Pronouncements None.

Stock Incentive Plan and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option granted to employees

	2012	2011	2010
Weighted average fair value per options granted	$0.73	$0.78	$0.88
Significant assumptions (weighted average) risk-free interest rate at grant date	0.25%	0.25%	0.25%
Expected stock price volatility	83% – 87%	87% – 91%	91% – 94%
Expected option life (years)	10	10	10

Summary of options granted, exercised, outstanding and exercisable

	Shares	Exercise Price Per Share	Weighted Average Exercise Price
Outstanding at January 1, 2010	8,623,843	$0.32 –1.50	$0.95
Granted	4,250,000	$1.00 –1.16	$1.01
Exercised	(966,221)	$0.62 –1.10	$0.92
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2010	11,907,622	$0.32 –1.50	$0.98

Outstanding at January 1, 2011	11,907,622	$0.32 –1.50	$0.98
Granted	4,300,000	$0.93 –1.04	$0.94
Exercised	(1,316,666)	$0.32 –1.00	$0.86
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2011	14,890,956	$0.32 –1.50	$0.98

Outstanding at January 1, 2012	14,890,956	$0.32 –1.50	$0.98
Granted	250,000	$0.84 –0.93	$0.86
Exercised	—	—	—
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2012	15,140,956	$0.32 –1.50	$0.97

Summary of stock options outstanding

Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining contractual Life	Outstanding Weighted Average Exercise price	Number Exercisable at December 31, 2012	Exercisable Weighted Average Exercise Price
$0.32	18,750	0.58 years	$0.32	18,750	$0.32
$0.60	50,000	0.58 years	$0.60	50,000	$0.60
$1.10	789,624	1.17 years	$1.10	789,624	$1.10
$0.95	100,000	1.42 years	$0.95	100,000	$0.95
$1.25	100,000	1.50 years	$1.25	100,000	$1.25
$0.64	600,000	2.00 years	$0.64	600,000	$0.64
$0.75	722,582	2.42 years	$0.75	722,582	$0.75
$0.94	575,000	2.92 years	$0.94	575,000	$0.94
$1.02	4,135,000	3.50 years	$1.02	4,135,000	$1.02
$1.50	200,000	4.50 years	$1.50	200,000	$1.50
$1.16	50,000	5.42 years	$1.16	50,000	$1.16
$1.00	150,000	5.50 years	$1.00	150,000	$1.00
$1.04	250,000	6.50 years	$1.04	250,000	$1.04
$1.16	250,000	7.50 years	$1.16	250,000	$1.16
$1.00	3,000,000	7.50 years	$1.00	3,000,000	$1.00
$1.04	250,000	8.50 years	$1.04	250,000	$1.04
$0.99	50,000	8.50 years	$0.99	50,000	$0.99
$0.93	3,600,000	8.67 years	$0.93	3,600,000	$0.93
$0.93	50,000	9.38 years	$0.93	50,000	$0.93
$0.84	250,000	9.50 years	$0.84	250,000	$0.84

	15,140,956	5.58 years	$0.97	15,140,956	$0.97

Summary of nonvested stock option activity

	Number of Shares	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2011	—	$—
Granted	250,000	$0.73
Vested	(250,000)	$0.73
Canceled	—	—

Nonvested at December 31, 2012	—	$—

Summary of the aggregate intrinsic value of shares outstanding and exercisable

	Number of Shares	Aggregate Intrinsic Value
Outstanding and Exercisable at December 31, 2012	15,140,956	$4,500

Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options outstanding

Exercise Price	Number Outstanding and Exercisable at December 31, 2012	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price
$0.68	3,709,094	3.00	$0.68
$0.95	982,401	1.87	$0.95
$1.00	14,391,256	2.81	$1.00
$1.12	3,296,536	2.87	$1.12
$1.15	160,000	2.50	$1.15
$1.25	5,848,729	2.76	$1.25
$1.45	80,000	2.50	$1.45
$1.50	1,170,001	3.17	$1.50
$1.75	200,000	3.00	$1.75
$2.00	200,000	3.25	$2.00

	30,038,017	2.81	$1.05

Summary of nonvested stock option activity

	Warrants	Exercise Price Per Warrant	Weighted Average Exercise Price
Outstanding at January 1, 2010	22,147,554	$0.75 – 2.00	$1.02
Granted	9,781,037	$0.95 – 1.50	$1.02
Exercised	(6,191,473)	$0.94 – 1.25	$0.98
Forfeited	(10,314,399)	$0.94 – 1.75	$0.95

Outstanding and exercisable at December 31, 2010	15,422,719	$0.75 – 2.00	$1.09

Outstanding at January 1, 2011	15,422,719	$0.75 – 2.00	$1.09
Granted	14,484,601	$0.94 – 2.00	$1.15
Exercised	(3,820,185)	$0.90 – 0.94	$0.93
Forfeited	(967,888)	$0.75 – 2.00	$1.06

Outstanding and exercisable at December 31, 2011	25,119,247	$0.91 – 2.00	$1.15

Outstanding at January 1, 2012	25,119,247	$0.91 – 2.00	$1.15
Granted	10,399,414	$0.68 – 1.50	$1.00
Exercised	—	—	—
Forfeited	(5,480,644)	$0.91 – 1.50	$1.29

Outstanding and exercisable at December 31, 2012	30,038,017	$0.68 – 2.00	$1.05

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Reconciliations between statutory federal income tax rate and Company's effective tax rate

	2012		2011		2010
Years Ended December 31,	Amount	%	Amount	%	Amount	%
Federal statutory rate	$(4,273,000)	(34.0)	$(6,608,000)	(34.0)	$(6,308,000)	(34.0)
State taxes	(566,000)	(4.5)	(874,000)	(4.5)	(835,000)	(4.5)
Adjustment to valuation allowance	4,596,000	36.5	6,406,000	33.0	6,118,000	33.0
Non-deductible compensation	924,000	7.0	1,848,000	9.5	1,848,000	10.0
Gain on warrant liability	(681,000)	(5.0)	(772,000)	(4.0)	(823,000)	(4.5)

Actual tax benefit	$—	—	$—	—	$—	—

Components of Company's deferred income taxes

December 31,	2012	2011
Deferred tax assets
Net operating loss carry-forwards	$26,980,000	$24,023,000
Stock-based compensation	6,245,000	5,447,000
Warrants for services	3,839,000	3,257,000

Deferred tax asset	37,064,000	32,727,000
Deferred tax liabilities
Patent amortization	(1,896,000)	(2,155,000)
Valuation allowance	(35,168,000)	(30,572,000)

Net deferred taxes	$—	$—

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Warrant liability measured at fair value on a recurring basis

	Total	Level 1	Level 2	Level 3
Derivative instruments:
Warrant liability at December 31, 2012	$1,299,570	$—	$—	$1,299,570
Warrant liability at December 31, 2011	$3,067,488	$—	$—	$3,067,488

Reconciliation of the warranty liability measured at fair value on a recurring basis

Balance at January 1, 2011	$2,353,396
Issuance of warrants	3,204,197
Net gain included in earnings	(2,004,638)
Exercise of warrants	(485,467)

Balance at December 31, 2011	$3,067,488

Balance at January 1, 2012	$3,067,488
Issuance of warrants	—
Net gain included in earnings	(1,767,918)
Exercise of warrants	—

Balance at December 31, 2012	$1,299,570

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited) [Abstract]
Summary of quarterly results of operations

	Three Months Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
	(in thousands, except per share data)
Consolidated Statement of Operations Data:
Total revenues	$—	$—	$—	$—
Total operating loss	(4,205)	(4,285)	(3,594)	(2,253)
Other income (expense), net	(263)	453	1,247	332

Net loss	(4,468)	(3,833)	(2,347)	(1,921)
Dividends on preferred stock	(50)	(51)	(44)	(38)

Net loss applicable to common stockholders	$(4,518)	$(3,884)	$(2,391)	$(1,959)

Basic and diluted loss per common share	$(0.04)	$(0.03)	$(0.02)	$(0.02)
Weighted average number of common shares outstanding – basic and diluted	110,775	112,267	113,167	115,948

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
	(in thousands, except per share data)
Consolidated Statement of Operations Data:
Total revenues	$—	$—	$—	$—
Total operating loss	(4,193)	(5,379)	(7,471)	(4,398)
Other income (expense), net	(811)	844	1,028	945

Net loss	(5,004)	(4,535)	(6,443)	(3,453)
Dividends on preferred stock	(70)	(64)	(59)	(54)

Net loss applicable to common stockholders	$(5,074)	$(4,599)	$(6,502)	$(3,507)

Basic and diluted loss per common share	$(0.05)	$(0.04)	$(0.06)	$(0.03)
Weighted average number of common shares outstanding – basic and diluted	97,991	105,794	109,100	110,017

Organization and Significant Accounting Policies (Details) (USD $)	12 Months Ended			131 Months Ended																						12 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	May 31, 2006	Mar. 31, 2006	Dec. 31, 2005	Sep. 30, 2005	Jun. 30, 2005	Mar. 31, 2005	Dec. 31, 2004	Nov. 26, 2004	Nov. 16, 2004	Dec. 31, 2003	Nov. 19, 2003	Nov. 26, 2002	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Mar. 31, 2011 Maximum [Member]	Mar. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Nov. 30, 2005 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Mar. 31, 2011 Minimum [Member]	Mar. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Nov. 30, 2005 Minimum [Member]	Dec. 31, 2012 Series A and Series C Warrants [Member]	Dec. 31, 2011 Series A and Series C Warrants [Member]	Dec. 31, 2010 Series A and Series C Warrants [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2010 Options [Member]	Dec. 31, 2009 Options [Member]	Dec. 31, 2012 Computer laboratory Equipment [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2012 Patents [Member] Maximum [Member]	Dec. 31, 2012 Patents [Member] Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets																																																			5 years	7 years
Remaining lives of the patents																																																						9 years	4 years
Annual amortization of patents in 2017																																																					$ 659,000
Amortization of patents	671,120	671,120	671,120	6,789,497																																																	671,000
Potential common shares excluded from convertible preferred shares																																										30,038,017	25,119,247	15,422,719	2,478,185	3,531,665	5,389,998	14,890,956	11,907,622	15,140,956
Actual price of warrants exercised					1	0.935	0.98	0.935	0.935	1	1	0.5	1	2.13	0.935	0.935	0.935	1	1	1	1	1	1.25	1	0.001	0.47			0.78	1.01	0.63	1.03	1.23	0.24			0.26	0.43	0.48	0.58	0.98	1.12			1
Weighted average term	2 years 2 months 12 days	3 years 2 months 12 days																																								3 years	4 years
Probability that the warrant exercise price would be reset	5.00%	5.00%																																								5.00%	5.00%
Volatility that the warrant exercise price would be reset		66.69%																								87.00%	91.00%	94.00%						83.00%	87.00%	91.00%							66.69%
Risk free interest rate	0.25%	0.60%	0.25%																																							0.68%	0.83%
Minimum range of risk free interest rate																																										0.36%
Maximum range of risk free interest rate	0.36%																																									0.25%
Minimum volatility range that the warrant exercise price																																		58.90%								58.90%
Maximum volatility range that the warrant exercise price would be reset																										63.40%																63.40%
Organization and Significant Accounting Policies (Textual) [Abstract]
Material Revenue	0
Maturity of highly liquid investments	three months or less
Amount of insurance coverage	250,000
Impairment	0
Expected annual amortization of patents	next four years
Recognized income tax positions measured	50.00%
Income taxes, interest or penalties incurred	0	0	0
Common stock shares	118,427,925	110,596,798	2,048,671	118,427,925	45,843
Reduced amount of deferred tax asset	$ 0			$ 0

Recapitalization and Merger (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 02, 2002	Dec. 31, 2012
Recapitalization and Merger (Textual) [Abstract]
Common stock shares issued		6,680,000
Shares recorded as issued in the reverse merger for accounting purpose		265,763
Stock issued in exchange for net assets	25,000	500,007
Net assets of Valley Pharmaceuticals		$ 12,226,320
Patents [Member]
Property, Plant and Equipment [Line Items]
Equipment and furnishings included in net assets		11,715,445
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment and furnishings included in net assets		$ 510,875

Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments (Textual) [Abstract]
Total compensation payable	$ 1,000,000
Period within which the lump sum payment made	30 days
Lump sum payment in cash	0.029
Employment agreement period for executive	1 year
Automatic employment renewal period for executive	1 year
Remainder period for current employment agreement	6 months
Rent Expense	$ 55,378	$ 55,382	$ 55,378

Equity Transactions (Details) (USD $)	0 Months Ended				1 Months Ended																																																												2 Months Ended	3 Months Ended																																9 Months Ended	12 Months Ended										15 Months Ended	73 Months Ended	131 Months Ended																												1 Months Ended				2 Months Ended	3 Months Ended							12 Months Ended	15 Months Ended	3 Months Ended	12 Months Ended										3 Months Ended	12 Months Ended										1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	2 Months Ended	3 Months Ended					15 Months Ended				3 Months Ended	15 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended		3 Months Ended			0 Months Ended	3 Months Ended																			12 Months Ended	3 Months Ended				12 Months Ended			3 Months Ended										12 Months Ended
	Mar. 11, 2013	Jan. 13, 2011	Oct. 07, 2004	Sep. 12, 2004	Jan. 31, 2013	Oct. 31, 2012	Sep. 30, 2012	Jul. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Apr. 20, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jul. 30, 2009	Dec. 31, 2007	Nov. 30, 2007	Aug. 31, 2007	May 31, 2007	Jan. 31, 2007	Dec. 31, 2006	Oct. 31, 2006 Investors	Sep. 30, 2006 Investors	Aug. 31, 2006	Jun. 30, 2006	May 31, 2006 Warrants Investors	Apr. 30, 2006	Feb. 28, 2006	Jan. 31, 2006	Dec. 31, 2005	May 31, 2005	Apr. 30, 2005	Mar. 31, 2005	Feb. 28, 2005	Jan. 31, 2005	Dec. 31, 2004	Nov. 26, 2004	Nov. 30, 2004	Oct. 31, 2004	Aug. 31, 2004	Jul. 28, 2004	Jun. 30, 2004	May 31, 2004	Mar. 31, 2004	Jan. 31, 2004	Nov. 30, 2003 Person	Oct. 31, 2003	Sep. 30, 2003 Person	Mar. 31, 2003	Feb. 28, 2003	Jan. 31, 2003	Dec. 02, 2002	Oct. 31, 2002	Feb. 28, 2007 Investors	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009 Investors	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	Jun. 30, 2007	May 31, 2007	Apr. 30, 2007	Mar. 31, 2007	Dec. 31, 2006 Investors	Sep. 30, 2006	Mar. 31, 2006 Investors	Dec. 31, 2005	Sep. 30, 2005	Jun. 30, 2005	Mar. 31, 2005	Dec. 31, 2002	Dec. 31, 2012 D	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Jun. 30, 2011	Nov. 30, 2012	Dec. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Apr. 27, 2010	Mar. 11, 2010	Jan. 31, 2010	Aug. 31, 2009	Jul. 31, 2009	Sep. 30, 2008	Jan. 02, 2008	Jun. 28, 2006	Nov. 30, 2005	Nov. 26, 2005	Oct. 31, 2005	Aug. 31, 2005	Jul. 31, 2005	Nov. 16, 2004	Aug. 09, 2004 Installment	Jun. 28, 2004	Jun. 25, 2004	Nov. 19, 2003	Aug. 31, 2003	Dec. 05, 2002	Nov. 26, 2002	Jan. 31, 2011 Private Placement [Member]	Jun. 30, 2010 Private Placement [Member]	Dec. 31, 2009 Private Placement [Member]	Jan. 31, 2007 Private Placement [Member]	Feb. 28, 2007 Private Placement [Member]	Dec. 31, 2010 Private Placement [Member]	Sep. 30, 2010 Private Placement [Member]	Jun. 30, 2010 Private Placement [Member]	Mar. 31, 2010 Private Placement [Member]	Jun. 30, 2009 Private Placement [Member]	Jun. 30, 2005 Private Placement [Member]	Mar. 31, 2005 Private Placement [Member]	Dec. 31, 2009 Private Placement [Member]	Jun. 30, 2011 Private Placement [Member]	Mar. 31, 2010 Maximum [Member]	Dec. 31, 2007 Maximum [Member] Warrants	Dec. 31, 2006 Maximum [Member] Warrants	Dec. 31, 2005 Maximum [Member] Warrants	Dec. 31, 2004 Maximum [Member] Warrants	Dec. 31, 2003 Maximum [Member] Warrants	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2011 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Nov. 30, 2005 Maximum [Member]	Mar. 31, 2010 Minimum [Member]	Dec. 31, 2007 Minimum [Member] Warrants	Dec. 31, 2006 Minimum [Member] Warrants	Dec. 31, 2005 Minimum [Member] Warrants	Dec. 31, 2004 Minimum [Member] Warrants	Dec. 31, 2003 Minimum [Member] Warrants	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2011 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Nov. 30, 2005 Minimum [Member]	Feb. 28, 2002 Related party [Member]	Dec. 31, 2012 Maxim Group LLC [Member]	Mar. 31, 2010 Maxim Group LLC [Member]	Dec. 31, 2009 Maxim Group LLC [Member]	Jan. 31, 2010 Maxim Group LLC [Member]	Apr. 20, 2011 Network 1 Financial Securities [Member]	Feb. 28, 2007 Network 1 Financial Securities [Member]	Dec. 31, 2012 Network 1 Financial Securities [Member]	Jun. 30, 2012 Network 1 Financial Securities [Member]	Sep. 30, 2010 Network 1 Financial Securities [Member]	Jun. 30, 2010 Network 1 Financial Securities [Member]	Mar. 31, 2010 Network 1 Financial Securities [Member]	Jun. 30, 2011 Network 1 Financial Securities [Member]	Dec. 31, 2011 Network 1 Financial Securities [Member]	Oct. 31, 2006 Network 1 Financial Securities [Member]	Sep. 30, 2006 Network 1 Financial Securities [Member]	Sep. 30, 2010 Network 1 Financial Securities [Member] Private Placement [Member]	Jun. 30, 2011 Network 1 Financial Securities [Member] Maximum [Member]	Jun. 30, 2011 Network 1 Financial Securities [Member] Minimum [Member]	Mar. 31, 2010 Brewer Financial Services LLC [Member]	Mar. 31, 2010 Brewer Financial Services LLC [Member]	Jan. 31, 2011 Lincoln Park Capital Fund LLC [Member]	Dec. 31, 2010 Lincoln Park Capital Fund LLC [Member]	Jan. 31, 2011 Series A Warrant [Member]	Dec. 31, 2012 Series A Warrant [Member]	Jan. 13, 2011 Series A Warrant [Member]	Jan. 31, 2011 Series B Warrant [Member]	Mar. 31, 2011 Series B Warrant [Member]	Jan. 13, 2011 Series B Warrant [Member]	Jan. 31, 2011 Series C Warrant [Member]	Dec. 31, 2012 Series C Warrant [Member]	Mar. 31, 2011 Series C Warrant [Member]	Jan. 13, 2011 Series C Warrant [Member]	Apr. 20, 2011 One Year Warrant [Member]	Apr. 30, 2011 One Year Warrant [Member]	Apr. 20, 2011 Five Year Warrant [Member]	Jun. 30, 2012 Five Year Warrant [Member]	Dec. 31, 2011 Five Year Warrant [Member]	Apr. 30, 2011 Five Year Warrant [Member]	Apr. 30, 2012 Convertible Preferred Stock [Member]	Mar. 31, 2010 Convertible Preferred Stock [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Jun. 30, 2012 Convertible Preferred Stock [Member]	Mar. 31, 2012 Convertible Preferred Stock [Member]	Jan. 13, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Jun. 30, 2011 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Sep. 30, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Mar. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Sep. 30, 2009 Common Stock [Member]	Jun. 30, 2009 Common Stock [Member]	Mar. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Jun. 30, 2008 Common Stock [Member]	Mar. 31, 2008 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Sep. 30, 2012 Warrants [Member]	Jun. 30, 2012 Warrants [Member]	Mar. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Dec. 31, 2009 Warrants Exercised [Member]	Sep. 30, 2009 Warrants Exercised [Member]	Jun. 30, 2008 Warrants Exercised [Member]	Dec. 31, 2012 Redeemable Preferred Stock [Member]	Sep. 30, 2012 Redeemable Preferred Stock [Member]	Mar. 31, 2012 Redeemable Preferred Stock [Member]	Dec. 31, 2011 Redeemable Preferred Stock [Member]	Sep. 30, 2011 Redeemable Preferred Stock [Member]	Jun. 30, 2011 Redeemable Preferred Stock [Member]	Mar. 31, 2011 Redeemable Preferred Stock [Member]	Dec. 31, 2004 Restricted Stock [Member]	Dec. 31, 2003 Restricted Stock [Member]	Nov. 16, 2004 Restricted Stock [Member]	Jun. 30, 2004 Restricted Stock [Member]	Jun. 25, 2004 Restricted Stock [Member]	Mar. 31, 2004 Restricted Stock [Member]
Equity Transactions (Additional Textual) [Abstract]
Consulting costs charges				$ 11,666																								$ 110,000	$ 104,950	$ 84,000									$ 26,100			$ 11,970	$ 127,791		$ 7,574	$ 4,950	$ 3,525		$ 11,000	$ 13,666	$ 25,200				$ 62,500	$ 11,500																																																																																																																																																																			$ 70,250	$ 47,250	$ 184,750	$ 64,500	$ 160,000	$ 64,250	$ 121,250	$ 80,250	$ 67,000	$ 271,750	$ 76,750	$ 317,425	$ 190,688	$ 161,500	$ 145,750	$ 317,500	$ 70,250	$ 184,250	$ 13,000	$ 122,500	$ 5,504,000
Gain on change in fair value of warrant liability																																																																								272,077	188,509																																																																																																																																																																							817,099	229,599		989,298	1,272,580	546,999
Dividends on preferred stock					37,478		43,884		51,194		50,631		53,385	59,465	64,224		69,934		79,748		111,484	219,391	34,794																																											38,000	44,000	51,000	50,000	54,000	59,000	64,000	70,000																										183,187	247,008	10,407,867										10,838,062																																																																																																									43,884	51,194	50,631
Sale of common stock shares to a related party													110,596,798						2,048,671				45,843																																											118,427,925				110,596,798				2,048,671			45,843																						118,427,925	110,596,798	2,048,671										118,427,925																																																																50,000																																																																																		2,274,672	874,871	530,166	602,233	1,333,333	1,672,439
Exercise price of common stock	$ 1									$ 1						$ 1.25								$ 1	$ 1	$ 1.5																																					$ 0.5					$ 1.25		$ 1.25								$ 0.95		$ 1.5																						$ 1																																																																										$ 1				$ 1.12		$ 1	$ 1.12			$ 1	$ 1										$ 1.5	$ 1.12	$ 1.12		$ 0.935			$ 1.12	$ 1.12
Loss on change in fair value of warrant liability																																																																																																																																																																																																																																																		114,800				2,139,645
Convertible preferred stock																																																																																																			8.00%																																																																																																																			8.00%	8.00%
Preferred stock, par value													$ 0.001																																																					$ 0.001				$ 0.001																													$ 0.001	$ 0.001											$ 0.001						$ 0.001																																																																																																		$ 0.001
Number of common shares as a cost of capital																																																																																126,012
Warrants exercise price																							1	0.935	0.98		0.5										2.13				0.935			1			1	1																													1	0.935	0.98	0.935	0.935		1	1	0.5	1							0.935	0.935	0.935	1	1					0.935	0.5		0.935	1	1.25																								1				1			0.001															1.01						0.47	0.78	0.63	1.03	1.23	0.43						0.24	0.26	0.48	0.58	0.98																																																																									1	0.935	1
Common Stock to be Issued on Exercise of Warrant															2,000		1,497,528	7,527,279	439,443			123,334	1,584,760	338,000	545,625		80,000			260,000		330,881		732,534	732,534		350,000							322,000				525,000																								2,000	1,497,528	439,443		123,334	1,584,760	338,000	545,625	1,830,164	292,112	203,500	1,075,104	197,013	80,000	2,305,756		260,000	260,000		330,881	732,534				325,500	322,000				439,443	338,000	80,000	330,881			100,000		2,000												100,016		1,156,555															452,919																																						94,667				649,518		317,249	371,035					500,000												2,181,821			3,818,185				1,527,273
Common stock paid in exercise price of warrants																																																																																																							367,500	1,576,336	3,049,362																																																																							97,300						279,317
Additional consulting costs of warrants exercised																																																																													22,397	26,647	45,888	118,833	17,961		57,602	4,810		35,000																	13,175																																																																																																																																																		3,010
Total Number of warrants issued at reduced price																																																																													246,667	101,333	400,000	1,800,164	292,112		576,012	24,050		350,000																	65,874																																																																																																																																																236,667	145,625	15,050
Fair Market value of share																							1,407,583									148,750																																	32,130												1,407,583														148,750		41,815											148,750																																																																													200,760			52,278	462,594				118,500	84,984							273,000
Number of shares issuable on exercises of warrants issued																																																																																																																																																																																946,666						3,172,486			100,000												500,000												2,060,402		1,855,176	500,000	2,060,402
Additional shares committed to issue																																																																																																																												330,881
Value of common stock issued																																																																																																								650,643			281,500
Number of shares not yet issued																																									356,335																																																					356,335											356,335																																																																																																																																																									195,051
Stock subscription receivable																																																																																																																																																																																																																																																																		87,875
Sold shares of common stock																							1,058,333																																																						1,058,333																																																																																																											55,614	353,125												300,000
Fair value of the warrants																	1,497,328																											1,574,900				105,250				144,000																					1,497,328																								1,574,900										101,000																			426,700	0.79								241,655		14,500																										0.44											0.42																										3,204,197			3,204,197				3,204,197
Additional purchase of common stock																																																																																																																																																																																																				29,950,000
Common stock shares to issue committed																								50,000								150,000									950,461																																					50,000													150,000			950,461	79,000							50,000		150,000	950,461																																																																																	110,625								136,032	136,032
Issued warrants to the investors																								743,185	848,366																																																					743,185	848,366																							743,185																				520,120																																																																739,217
Purchase price of common stock																		$ 0.75																																																								$ 0.75	$ 0.75		$ 0.935																																$ 0.75																																												$ 0.8											$ 0.75																				$ 0.935								$ 0.8	$ 0.75				$ 0.75
Fair Market value of share																																																																																																																																																																																	60,971		45,000							164,831								191,805	191,805
Warrant accrued																																																																																																																					108,550																																																																					108,550
Sold shares of common stock																								1,750,000	1,696,733																10,065,605																																					1,750,000	1,696,733															10,065,605	899,338							1,750,000			10,065,605																	1,040,570
Purchase of the shares by investors																																																																																																																																																																																																																																																																	1,333,333
Series C Warrants Exercised																																																																																																																																																																																																														598,931
Aggregate purchase price of shares																								1,575,000	1,272,550						265,000	1,400,000	915,000	708,200			210,000				7,549,202																								1,833,031													1,575,000	1,272,550	2,151,749											1,400,000	708,200	350,125	7,549,202	674,500							1,575,000		1,400,000	7,549,202																	780,427
Sold shares of common stock																																																																																																																																																																																																				50,000
Common stock, par value													$ 0.001																																																					$ 0.001				$ 0.001																													$ 0.001	$ 0.001											$ 0.001						$ 0.001
Common stock shares issued																																																																																																																																																																																																				2,233
Additional purchase of common stock																																																																																																																																																																																																				1,995	30,000,000
Term of purchase																																																																																																																																																																																																				30 months	30 months
Percentage of purchase of shares																																																																																																																																																																																																								40.00%			70.00%				28.00%
Series B Warrants Exercised																																																																								2,171,801	1,400,001																																52,000																																																																																																	1,497,328
Expiration of warrants																																																																																																																																																																																5 years						5 years																5 years			150 days			5 years				1 year		5 years	5 years
Number of shares not yet issued																																																																																																																																																																																																																																																																	1,588,627	651,771
Purchase price of common stock																																$ 1	$ 1	$ 1			$ 1.37				$ 0.75																																																		$ 1	$ 1	$ 0.75	$ 0.75	$ 0.75									$ 1	$ 0.75																													$ 0.75																																																																																																																											$ 1.05	$ 1.18
Gross proceeds																																																																																																																																																																																																																																																																	2,381,764	1,032,118
Aggregate purchase price of shares																																																																																																																																																																																																				44,665
Reduced price of warrants exercised																							0.75	0.75	0.75		0.8																																																		0.75	0.75	0.75	0.75	0.75		0.9	0.8	0.8	0.9																0.75	0.8																																																																																																																																																		0.8
Stock issuance cost shares																																																																																																																																																																																																																																																																	$ 66,665
Fair market value of share																								132,287	169,673																																																					132,287	169,673																							132,287																			95,015
Value of stock																																																																																																																																																																																																																																																																	86,666
Cash costs of shares																																																																																																																																																																																																																																																																	69,000
Number of Option to Purchase Issued																																																																																																																																																																																																																																																																	1,333,333
Net proceeds																																																																																																																																																																															25,000																																																																																		793,137	292,472
Aggregate purchase price of shares													110,597																												964,676																									118,428				110,597																								964,676					118,428	110,597					964,676						118,428																																																																																																																																																				397,625
Total number of shares of common stock sold to investors																																																																																																																																																																																10.00%				20.00%		10.00%	20.00%
Issued warrants to the investors																																																																																																																																																																																																																																																																			795,249
Warrants Paid																							1,054,318	48,750	180,432	101,485																																							29,150													118,926		255,323																						227,250																																																																															238,293			67,600		44,697	365,949								127,190																																																														39,764
Gross proceeds from private offering of common stock and warrants to accredited investors																4,615,300																																																				2,077,796		500,000																													4,790,544	9,759,969	6,766,239										42,814,521																																																																	710,000						2,379,365
Company accepted subscriptions in aggregate																4,120,803																																																				1,855,176																																																																																																												946,666						3,172,486
Investors received five year warrants																50.00%																																																				100.00%																																																																																																												100.00%						100.00%
Purchase price of common stock with warrants																$ 1.12								$ 0.75	$ 0.75	$ 0.75																																										$ 1.12									$ 0.75	$ 0.75																																																																																																		$ 0.75						$ 0.75
Issued warrants to venture catalyst																																									30,550																																																					30,550											30,550																																																																																																																																																								198,812
Fair market value for the warrants issued																																																																																																																																																										2.19	1.11	1.01	1.22	0.24							0.8	0.67	0.37	0.37	0.2
Purchase price of common stock share	$ 0.75																							$ 0.9																																																						$ 0.9		$ 0.75																						$ 0.9																																								$ 1	$ 1.05						$ 0.75	$ 0.75																																																																																																													$ 0.75
Sold shares of common stock																																																																																																																																											5,454,550	200,000	500,000	265,000	1,745,743	20,000	139,000	3,531,250	250,000	2,868,994	230,333	214,666	1,750,000	150,000																																							556,150						1,000,000
Aggregate purchase price of shares																						200,000		375,000																																																		15,000	104,250	112,500	75,250			295,507																172,750	161,000																																																																																187,500	197,750						520,000	2,815,000	1,178,824								1,271,901			1,000,000
Sold shares of common stock, investors																																																																																																																																																			92,000
Sold shares of common stock, private placement transaction																																																																																																																																																			1,564,683
Issuance of Common shares committed																																																																																																																																																			1,360,322
Converted preferred stock																																																																										2,056,665	5,836,661																																																																																																																																																																															463,480	490,000	100,000	316,667	370,000	671,665	500,001
Preferred stock converted into shares																			2,056,665		5,836,661																																																					2,056,665	5,836,661																										2,056,665																																																																																																																																																					463,480	490,000	100,000	316,667	370,000	671,665	499,999
Equity Transactions (Textual) [Abstract]
Issuance of common stock to consultants		62,500		16,666																							16,667	50,000	50,000	50,000									30,000			21,000	190,733		7,500	7,500	7,500		16,666	16,666	15,000					10,000		700,000		35,000		29,000				75,000	225,000	75,000	175,000	75,000	125,000	75,000	75,000	275,000	75,000	232,500	193,750	175,000	145,000	275,000	75,000	175,000	12,500	100,000																								2,020,000
Issuance of warrants to consultants		21,500																																		60,000	60,000	60,000			33,583	25,000	410,000	100,000	13,000	16,000	10,000				350,000			20,000			100,000		200,000		360,000	25,000				452,500	1,732,135	454,500	1,003,000	752,000	293,500		641,500	151,500	91,500		859,833	987,667	167,833	101,500	243,612	708,055	12,000	60,000		135,000	85,000			85,000	85,000	335,000																	697,333
Consulting costs charges related to warrants		22,023																																			58,400				24,571	9,250	195,900	68,910	13,130	6,944								18,800												130,697	721,753	183,908	475,668	404,800	151,144		389,172	91,205	50,397		506,556	562,780	110,941	49,684	131,476	384,464	5,254	40,657		250,342	98,185			75,933	71,790																		471,038
Warrants forfeited																											10,000			10,000																																					122,833	4,368,644	1,500	708,055	66,500		193,333	9,381,066	345,000		563,333	610,000	150,000	1,283,508				143,999																									25,000	100,000
warrants expired																																																																		987,667	122,833	4,368,644	1,500
Period of warrants to purchase common stock																																																																				5 years
Common stock shares issued in lieu of cash dividends for Preferred stock					61,022	69,222		61,424		58,490		64,183
Issuance of common stock to employees																																																																																																												510,000
Compensation costs charges																																																																																																			183,028	3,368,950	3,759,650							932,000
Issuance of common stock to consultants Total																																					33,583		655,663																																																																				764,000
Number of shares committed to issue to consultant																																																							36,764																																																				341,606
Issuance of common stock to consultant																											28,667														689,246										75,000				36,764																														28,667									689,246									28,667		689,246
Cashless exercise of warrants																																																																																																											200,000
Purchase of outstanding shares of stock																																																																400,000
Purchase amount of shares																																																																48,000																																		48,000
Purchase of assets through issuance of shares																																																															25,000																																				500,007
Warrants exercised		1,156,555																																732,534	732,534		350,000																																			2,000		2,488,114			1,603,360	338,000	545,625	1,830,164	292,112	203,500	1,075,104	197,013	1,502,537	2,305,756		260,000	260,000																	10,000			123,334
Total fair market value for the warrants issued																																																									145,479
Number of warrants issued at reduced price																																																																													200,000
Company payment as part of cost of capital																																																																																94,508
Fair market value of shares of common stock																																																																																151,214
Actual price of warrants exercised split up																							0.935																																																						0.935
Reduced price of warrants exercised split up																							0.8925																																																						0.8925
Number of warrants issued at reduced price split up																																																																													46,667
Warrants exercised in a cashless exercise																																																																										1,076,665	200,000		350,000																																350,000
Shares issued for warrants exercised on cashless basis																																																																										188,421	10,080		86,241																																73,914
Proceeds Received Partially on Exercise of Warrants																																																																										1,915,509
Warrant paid																																																																										2,320,839
Shares committed to issue																			2,048,671																						5,126,019																																	2,048,671																				5,126,019	109,333						2,048,671				5,126,019												18,600
Purchase of the shares by investors																																																																																																																																																																																																																																																																	1,333,333
Number of Warrants Issued Under Private Placement																							10,583,324																																																						10,583,324
Number of Common Stock Issuable on Exercises of Warrants																							5,291,654																																																						5,291,654
Warrants Issued Price Per Unit																							0.75																																																						0.75
Number of Volume of Shares in One Day on Average																																																																																																			150,000
Number of Consecutive Days of Trading																																																																																																			30
Common Stock Redeeming Price Per Share																																																																		$ 0.75																																	$ 0.75												$ 0.75
Common Stock Units Sold																																																																																																																					2,700,000
Common Stock Units Price Per Share																																																																																																																					$ 0.75
Number of Common Stock Issuable on Exercises of Warrants Issued																																																																																																																					1,350,000
Common Stock Exercise Price Per Share																							$ 1																																																						$ 1
Gross Proceeds From Exercises of Warrants										2,025,000													7,937,449
Common Stock Unit Beneficial Conversion Amount																							4,286,208																																																						4,286,208																																								985,000
Common Stock Unit Fair Value Warrants Recorded on Issuance																							3,651,241																																																						3,651,241																																								1,039,500
Date of deemed dividend																							Mar 31, 2010																																																						Mar 31, 2010																																								Jun 30, 2010
Common Stock Shares Issued in Lieu of Cash Dividend					61,022	69,222		61,424		58,490		64,183						82,169																																																																																														64,273	63,043	67,991	118,384	179,991	40,478
Warrant Liability Recorded Date																																																																																																																							Mar 11, 2010
Warrants Liability Value																																																																																																																							3,651,241
Gain Loss on Revaluation of Warrants Liability																																																																																																			495,338	1,457,639
Revaluation Date of Warrant Liability							Sep 30, 2012		Jun 30, 2012		Mar 31, 2012		Dec 31, 2011	Sep 30, 2011	Jun 30, 2011		Mar 31, 2011		Dec 31, 2010		Sep 30, 2010	Jun 30, 2010	Mar 31, 2010																																											Dec 31, 2012	Sep 30, 2012	Jun 30, 2012	Mar 31, 2012	Dec 31, 2011	Sep 30, 2011	Jun 30, 2011	Mar 31, 2011	Dec 31, 2010	Sep 30, 2010	Jun 30, 2010	Mar 31, 2010																						Dec 31, 2012	Dec 31, 2011	Dec 31, 2010								Jun 30, 2011		Dec 31, 2012
Warrants Liability Additionally Recorded																																																																																																																						1,039,500
Warrant accrued																																																																																																																								25,994		24,404
Committed date for issuing Common stock shares																																																																																														Dec 31, 2005	Dec 31, 2005
Number of shares issuable on exercises of warrants by holders																																									12,582,009																																																					12,582,009	1,124,167										12,582,009
Paid shares																																	118,950	92,067																																																									137,500		35,013	959,540	87,685	16,275	16,100
Fair Market value of share																																									46,467																																																					46,467	70,083										46,467
Common stock shares committed to issued																							148,637	148,637	169,673																																																				148,637	148,637	169,673	286,900																						148,637																		266,600		186,667
Common stock shares issued at fair market value																																									46,667																																																					46,667											46,667
Common stock shares issued																																125,000	91,500	70,820					1,029,460	5,235,352																																																			125,000	70,820	46,683											125,000
Number of Accredited Investors																																	15	7			2																																										2												10		5
Value of common stock issued																															17,550										894,593																	217,000		11,200		11,600																																894,593											894,593
Common stock shares issued																															150,000																																		26,500
Additional Number of Accredited Investors																																																																	13
Sold shares of common stock																																1,400,000	915,000	708,200			153,647																																																						1,400,000	708,200	466,833											1,400,000
Issued warrants to the investors, Common stock shares																																					76,824																																																								466,833
Issued warrants to the investors, number																																					2
Committed to pay																																16,500																																																											16,500													16,500
Adjusted fair value of series B warrants exercised																				197,700																																																				273,898	211,569
Reduction in exercise price due to new issuance price																																																																		$ 0.675																																	$ 0.675												$ 0.675
Committed date for issuing Common stock shares																															Dec 31, 2006									Dec 31, 2005																																																			Dec 31, 2006
Additional Committed date for issuing Common stock shares																															Dec 31, 2006
Additional Common stock shares issued for related costs																															15,000
Additional Common stock shares issued for related costs																																																																	174,574
Number of Accredited Investors																																																																	6
Expenses estimated for working capital and other general corporate purposes																25,000																																																				25,000		56,500
Sold units of pure-ific corporation subsidiary													666,666																																																									666,666																														666,666
Ownership in the subsidiary													33.00%																																																									33.00%																														33.00%
Carrying value of net assets													0																																																					0				0																													0	0											0
Shares issued to SEDA																																0																																																											0													0
Number of shares covering by registration statement																																																																																																																																			2,023,552
Aggregate amount of the equity placements																																																																																																																													20,000,000
Draw down deduction of equity placement per month																																				1,000,000
Issued shares of common stock to Cornell																																																																																																																																					190,084
Issued shares of common stock to Newbridge securities corporation																																																																																																																																					7,920
Fair market value of common stock to Cornell																																																																																																																																					310,866
Term of the commitment period																																																				1 year
Warrants issued																																										175,000	175,000	175,000				1,575,000																																															175,000	175,000	175,000																													175,000		175,000	175,000	175,000
Fair market value of shares used for purchase																																																															$ 0.5
Warrants to purchase shares of company's stock																																																																																																																																									10,000
Warrants issued for the first and second anniversary dates																																																																																																										20,000
Warrants issued for the third anniversary date																																																																																																									10,000
Warrants exercised on cashless basis																																								10,000
Shares issued in cashless exercise																																								4,505
Number of consultants																																																									1		2
Vested and non-forfeitable warrants																																																													180,000
Shares committed to issue																											330,881					84,019
Warrants cancelled																																																																																																																																								180,000
Value of warrants issued																																															3,680				329,000
Exercise price of warrants		1,081,704																																693,357	693,357		334,000																																			1,800		2,320,839			1,493,418	253,500	409,219	1,380,124	219,084	172,000	980,064	184,402	1,327,072	2,219,657		196,900	196,900																				117,917
Cost charged warrants issue																																155,814
Period not possible to trading restricted shares																																																																																																											12 months
Aggregate amount of gross proceeds																		5,100,004
Aggregate purchase price of shares																																																					1,000,000
Number of payments installments																																																																																																																																				4
Registered effectiveness date of private placement transaction																																																																																																Jun 20, 2005	Jun 20, 2005
Issued warrants																				901,664
Warrants Termination Period																																																																																																										3 years
Interest costs charged to operations																																																985,010
Weighted average price of common stock																																																																																																			$ 2.25
Beneficial conversion amount			254,006																																								127,679		16,449							106,250																																																						258,345
Number of Warrants Issued to Placement Agent on Warrants Issuance																																												80,500																																																				81,375	80,500
Additional warrant liability recorded																																																																																																		$ 126,587

Stock Incentive Plan and Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of option granted to employees
Weighted average fair value per options granted	$ 0.73	$ 0.78	$ 0.88
Significant assumptions (weighted average) risk-free interest rate at grant date	0.25%	0.60%	0.25%
Expected stock price volatility		66.69%
Expected option life (years)	10 years	10 years	10 years
Maximum [Member]
Fair value of option granted to employees
Expected stock price volatility	87.00%	91.00%	94.00%
Minimum [Member]
Fair value of option granted to employees
Expected stock price volatility	83.00%	87.00%	91.00%

Stock Incentive Plan and Warrants (Details 1) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 Range One [Member]	Dec. 31, 2010 Range One [Member]	Dec. 31, 2009 Range One [Member]	Dec. 31, 2011 Range One [Member]	Dec. 31, 2012 Range Two [Member]	Dec. 31, 2011 Range Two [Member]	Dec. 31, 2010 Range Two [Member]	Dec. 31, 2012 Range Three [Member]	Dec. 31, 2011 Range Three [Member]	Dec. 31, 2010 Range Three [Member]	Dec. 31, 2012 Range Four [Member]	Dec. 31, 2011 Range Four [Member]	Dec. 31, 2010 Range Four [Member]	Dec. 31, 2012 Range Five [Member]	Dec. 31, 2011 Range Five [Member]	Dec. 31, 2010 Range Five [Member]
Summary of options granted, exercised, outstanding and exercisable
Outstanding at January 1	11,907,622	8,623,843												14,890,956	11,907,622
Number of Shares, Granted					250,000	4,300,000	4,250,000
Exercised									(1,316,666)	(966,221)
Forfeited
Outstanding and exercisable at December 31	14,890,956	11,907,622	8,623,843											15,140,956	14,890,956	11,907,622
Exercise Price, minimum	$ 0.32	$ 0.32	$ 0.32		$ 0.84	$ 0.93	$ 1		$ 0.32	$ 0.62				$ 0.32	$ 0.32	$ 0.32
Exercise price, maximum	$ 1.5	$ 1.5	$ 1.5		$ 0.93	$ 1.04	$ 1.16		$ 1	$ 1.1				$ 1.5	$ 1.5	$ 1.5
Outstanding at January 1 / Number outstanding at December 31	$ 0.98	$ 0.95		$ 0.98
Weighted Average Exercise Price, Granted					$ 0.86	$ 0.94	$ 1.01
Weighted Average Exercise Price, Exercised									$ 0.86	$ 0.92
Weighted Average Exercise Price, Forfeited
Outstanding and exercisable at December 31														$ 0.97	$ 0.98	$ 0.98

Stock Incentive Plan and Warrants (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Summary of stock options outstanding
Number Outstanding at December 31, 2012		15,140,956
Weighted Average Remaining contractual Life	5 years 6 months 29 days
Outstanding Weighted Average Exercise Price	$ 0.97
Number Exercisable at December 31, 2012		15,140,956
Exercisable Weighted Average Exercise Price	$ 0.97
Range One [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		18,750
Weighted Average Remaining contractual Life	6 months 29 days
Outstanding Weighted Average Exercise Price	$ 0.32
Number Exercisable at December 31, 2012		18,750
Exercisable Weighted Average Exercise Price	$ 0.32
Range Two [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		50,000
Weighted Average Remaining contractual Life	6 months 29 days
Outstanding Weighted Average Exercise Price	$ 0.6
Number Exercisable at December 31, 2012		50,000
Exercisable Weighted Average Exercise Price	$ 0.6
Range Three [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		789,624
Weighted Average Remaining contractual Life	1 year 2 months 1 day
Outstanding Weighted Average Exercise Price	$ 1.1
Number Exercisable at December 31, 2012		789,624
Exercisable Weighted Average Exercise Price	$ 1.1
Range Four [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		100,000
Weighted Average Remaining contractual Life	1 year 5 months 1 day
Outstanding Weighted Average Exercise Price	$ 0.95
Number Exercisable at December 31, 2012		100,000
Exercisable Weighted Average Exercise Price	$ 0.95
Range Five [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		100,000
Weighted Average Remaining contractual Life	1 year 6 months
Outstanding Weighted Average Exercise Price	$ 1.25
Number Exercisable at December 31, 2012		100,000
Exercisable Weighted Average Exercise Price	$ 1.25
Range Six [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		600,000
Weighted Average Remaining contractual Life	2 years
Outstanding Weighted Average Exercise Price	$ 0.64
Number Exercisable at December 31, 2012		600,000
Exercisable Weighted Average Exercise Price	$ 0.64
Range Seven [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		722,582
Weighted Average Remaining contractual Life	2 years 5 months 1 day
Outstanding Weighted Average Exercise Price	$ 0.75
Number Exercisable at December 31, 2012		722,582
Exercisable Weighted Average Exercise Price	$ 0.75
Range Eight [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		575,000
Weighted Average Remaining contractual Life	2 years 11 months 1 day
Outstanding Weighted Average Exercise Price	$ 0.94
Number Exercisable at December 31, 2012		575,000
Exercisable Weighted Average Exercise Price	$ 0.94
Range Nine [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		4,135,000
Weighted Average Remaining contractual Life	3 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.02
Number Exercisable at December 31, 2012		4,135,000
Exercisable Weighted Average Exercise Price	$ 1.02
Range Ten [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		200,000
Weighted Average Remaining contractual Life	4 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.5
Number Exercisable at December 31, 2012		200,000
Exercisable Weighted Average Exercise Price	$ 1.5
Range Eleven [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		50,000
Weighted Average Remaining contractual Life	5 years 5 months 1 day
Outstanding Weighted Average Exercise Price	$ 1.16
Number Exercisable at December 31, 2012		50,000
Exercisable Weighted Average Exercise Price	$ 1.16
Range Twelve [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		150,000
Weighted Average Remaining contractual Life	5 years 6 months
Outstanding Weighted Average Exercise Price	$ 1
Number Exercisable at December 31, 2012		150,000
Exercisable Weighted Average Exercise Price	$ 1
Range Thirteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		250,000
Weighted Average Remaining contractual Life	6 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.04
Number Exercisable at December 31, 2012		250,000
Exercisable Weighted Average Exercise Price	$ 1.04
Range Fourteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		250,000
Weighted Average Remaining contractual Life	7 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.16
Number Exercisable at December 31, 2012		250,000
Exercisable Weighted Average Exercise Price	$ 1.16
Range Fifteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		3,000,000
Weighted Average Remaining contractual Life	7 years 6 months
Outstanding Weighted Average Exercise Price	$ 1
Number Exercisable at December 31, 2012		3,000,000
Exercisable Weighted Average Exercise Price	$ 1
Range Sixteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		250,000
Weighted Average Remaining contractual Life	8 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.04
Number Exercisable at December 31, 2012		250,000
Exercisable Weighted Average Exercise Price	$ 1.04
Range Seventeen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		50,000
Weighted Average Remaining contractual Life	8 years 6 months
Outstanding Weighted Average Exercise Price	$ 0.99
Number Exercisable at December 31, 2012		50,000
Exercisable Weighted Average Exercise Price	$ 0.99
Range Eighteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		3,600,000
Weighted Average Remaining contractual Life	8 years 8 months 1 day
Outstanding Weighted Average Exercise Price	$ 0.93
Number Exercisable at December 31, 2012		3,600,000
Exercisable Weighted Average Exercise Price	$ 0.93
Range Nineteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		50,000
Weighted Average Remaining contractual Life	9 years 4 months 17 days
Outstanding Weighted Average Exercise Price	$ 0.93
Number Exercisable at December 31, 2012		50,000
Exercisable Weighted Average Exercise Price	$ 0.93
Range Twenty [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		250,000
Weighted Average Remaining contractual Life	9 years 6 months
Outstanding Weighted Average Exercise Price	$ 0.94
Number Exercisable at December 31, 2012		250,000
Exercisable Weighted Average Exercise Price	$ 0.84

Stock Incentive Plan and Warrants (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of nonvested stock option activity
Number of Shares, Nonvested at December 31, 2011	0
Number of Shares, Granted	250,000
Number of Shares, Vested	(250,000)
Number of Shares, Cancelled
Number of Shares, Nonvested at December 31, 2012	0
Nonvested at December 31, 2011	$ 0
Weighted Average Grant-Date Fair Value, Granted	$ 0.73
Weighted Average Grant-Date Fair Value, Vested	$ 0.73
Weighted Average Grant-Date Fair Value, Cancelled
Nonvested at December 31, 2012	$ 0

Stock Incentive Plan and Warrants (Details 4) (USD $)	Dec. 31, 2012
Summary of the aggregate intrinsic value of shares outstanding and exercisable
Number of Shares	15,140,956
Aggregate Intrinsic Value	$ 4,500

Stock Incentive Plan and Warrants (Details 5) (USD $)	12 Months Ended															3 Months Ended	12 Months Ended
	Dec. 31, 2011 Range One [Member]	Dec. 31, 2010 Range One [Member]	Dec. 31, 2009 Range One [Member]	Dec. 31, 2012 Range Two [Member]	Dec. 31, 2011 Range Two [Member]	Dec. 31, 2010 Range Two [Member]	Dec. 31, 2012 Range Three [Member]	Dec. 31, 2011 Range Three [Member]	Dec. 31, 2010 Range Three [Member]	Dec. 31, 2012 Range Four [Member]	Dec. 31, 2011 Range Four [Member]	Dec. 31, 2010 Range Four [Member]	Dec. 31, 2012 Range Five [Member]	Dec. 31, 2011 Range Five [Member]	Dec. 31, 2010 Range Five [Member]	Dec. 31, 2010 Warrant [Member] Range One [Member]	Dec. 31, 2012 Warrant [Member] Range One [Member]	Dec. 31, 2010 Warrant [Member] Range One [Member]	Dec. 31, 2012 Warrant [Member] Range Two [Member]	Dec. 31, 2011 Warrant [Member] Range Two [Member]	Dec. 31, 2010 Warrant [Member] Range Two [Member]	Dec. 31, 2012 Warrant [Member] Range Three [Member]	Dec. 31, 2011 Warrant [Member] Range Three [Member]	Dec. 31, 2010 Warrant [Member] Range Three [Member]	Dec. 31, 2012 Warrant [Member] Range Four [Member]	Dec. 31, 2011 Warrant [Member] Range Four [Member]	Dec. 31, 2010 Warrant [Member] Range Four [Member]	Dec. 31, 2012 Warrant [Member] Range Five [Member]	Dec. 31, 2011 Warrant [Member] Range Five [Member]	Dec. 31, 2010 Warrant [Member] Range Five [Member]
Summary of warrants granted, exercised, outstanding and exercisable
Outstanding at January 1	11,907,622	8,623,843											14,890,956	11,907,622			25,119,247	22,147,554										25,119,247	15,422,719
Number of Shares, Granted				250,000	4,300,000	4,250,000													10,399,414	14,484,601	9,781,037
Exercised								(1,316,666)	(966,221)														(3,820,185)	(6,191,473)
Forfeited																									(5,480,644)	(967,888)	(10,314,399)
Outstanding and exercisable at December 31	14,890,956	11,907,622	8,623,843										15,140,956	14,890,956	11,907,622	15,422,719		15,422,719										30,038,017	25,119,247	15,422,719
Exercise Price, minimum	$ 0.32	$ 0.32	$ 0.32	$ 0.84	$ 0.93	$ 1		$ 0.32	$ 0.62				$ 0.32	$ 0.32	$ 0.32	$ 0.75	$ 0.91	$ 0.75	$ 0.68	$ 0.94	$ 0.95		$ 0.9	$ 0.94	$ 0.91	$ 0.75	$ 0.94	$ 0.68	$ 0.91	$ 0.75
Exercise price, maximum	$ 1.5	$ 1.5	$ 1.5	$ 0.93	$ 1.04	$ 1.16		$ 1	$ 1.1				$ 1.5	$ 1.5	$ 1.5	$ 2	$ 2	$ 2	$ 1.5	$ 2	$ 1.5		$ 0.94	$ 1.25	$ 1.5	$ 2	$ 1.75	$ 2	$ 2	$ 2
Outstanding at January 1 / Number outstanding at December 31	$ 0.98	$ 0.95															$ 1.15	$ 1.02										$ 1.15	$ 1.09
Weighted Average Exercise Price, Granted				$ 0.86	$ 0.94	$ 1.01													$ 1	$ 1.15	$ 1.02
Weighted Average Exercise Price, Exercised								$ 0.86	$ 0.92														$ 0.93	$ 0.98
Weighted Average Exercise Price, Forfeited																									$ 1.29	$ 1.06	$ 0.95
Outstanding and exercisable at December 31,	$ 0.98	$ 0.98	$ 0.95													$ 1.09		$ 1.09										$ 1.05	$ 1.15	$ 1.09

Stock Incentive Plan and Warrants (Details 6) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	30,038,017
Weighted Average Remaining Contractual Life in Years	2 years 9 months 22 days
Weighted Average Exercise Price	$ 1.05
Range One [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	3,709,094
Weighted Average Remaining Contractual Life in Years	3 years
Weighted Average Exercise Price	$ 0.68	$ 0.68
Range Two [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	982,401
Weighted Average Remaining Contractual Life in Years	1 year 10 months 13 days
Weighted Average Exercise Price	$ 0.95	$ 0.95
Range Three [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	14,391,256
Weighted Average Remaining Contractual Life in Years	2 years 9 months 22 days
Weighted Average Exercise Price	$ 1	$ 1
Range Four [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	3,296,536
Weighted Average Remaining Contractual Life in Years	2 years 10 months 13 days
Weighted Average Exercise Price	$ 1.12	$ 1.12
Range Five [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	160,000
Weighted Average Remaining Contractual Life in Years	2 years 6 months
Weighted Average Exercise Price	$ 1.15	$ 1.15
Range Six [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	5,848,729
Weighted Average Remaining Contractual Life in Years	2 years 9 months 4 days
Weighted Average Exercise Price	$ 1.25	$ 1.25
Range Seven [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	80,000
Weighted Average Remaining Contractual Life in Years	2 years 6 months
Weighted Average Exercise Price	$ 1.45	$ 1.45
Range Eight [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	1,170,001
Weighted Average Remaining Contractual Life in Years	3 years 2 months 1 day
Weighted Average Exercise Price	$ 1.5	$ 1.5
Range Nine [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	200,000
Weighted Average Remaining Contractual Life in Years	3 years
Weighted Average Exercise Price	$ 1.75	$ 1.75
Range Ten [Member]
Summary of stock options outstanding
Number Outstanding and Exercisable at December 31, 2012	200,000
Weighted Average Remaining Contractual Life in Years	3 years 3 months
Weighted Average Exercise Price	$ 2	$ 2

Stock Incentive Plan and Warrants (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended						1 Months Ended					3 Months Ended	12 Months Ended									12 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended																	6 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended											6 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended		1 Months Ended
	Dec. 31, 2005	Mar. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2002	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2005 Stock Options [Member]	May 31, 2005 Stock Options [Member]	Jan. 31, 2005 Stock Options [Member]	Jun. 30, 2004 Stock Options [Member]	Mar. 31, 2004 Stock Options [Member]	Mar. 31, 2006 Stock Options [Member] Person	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Dec. 31, 2006 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 09, 2005 Stock Options [Member]	May 25, 2005 Stock Options [Member]	Jan. 07, 2005 Stock Options [Member]	Jun. 28, 2004 Stock Options [Member]	Feb. 29, 2004 Stock Options [Member]	Dec. 31, 2012 Stock Compensation Plan [Member]	Jun. 30, 2006 Management [Member] Stock Options [Member]	Jun. 30, 2006 Employee One [Member]	Sep. 30, 2006 Employee One [Member]	Dec. 31, 2011 Employee One [Member] Stock Options [Member] Person	Sep. 30, 2011 Employee One [Member] Stock Options [Member]	Jun. 30, 2011 Employee One [Member] Stock Options [Member]	Mar. 31, 2011 Employee One [Member] Stock Options [Member] Person	Dec. 31, 2010 Employee One [Member] Stock Options [Member] Person	Sep. 30, 2010 Employee One [Member] Stock Options [Member] Person	Jun. 30, 2010 Employee One [Member] Stock Options [Member] Person	Dec. 31, 2009 Employee One [Member] Stock Options [Member]	Sep. 30, 2009 Employee One [Member] Stock Options [Member] Person	Jun. 30, 2009 Employee One [Member] Stock Options [Member] Person	Dec. 31, 2008 Employee One [Member] Stock Options [Member] Person	Jun. 30, 2008 Employee One [Member] Stock Options [Member] Person	Dec. 31, 2007 Employee One [Member] Stock Options [Member] Person	Sep. 30, 2007 Employee One [Member] Stock Options [Member] Person	Mar. 31, 2007 Employee One [Member] Stock Options [Member] Person	Dec. 31, 2006 Employee One [Member] Stock Options [Member] Person	Sep. 30, 2006 Employee One [Member] Stock Options [Member] Person	Jun. 30, 2012 Employee One [Member] Stock Options [Member]	Jun. 30, 2006 Employee One [Member] Stock Options [Member] Person	Sep. 30, 2007 Employee One [Member] Stock Options [Member]	Sep. 30, 2006 Employee One [Member] Stock Options [Member]	Dec. 31, 2012 Employee One [Member] Stock Options [Member]	Dec. 31, 2011 Employee One [Member] Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Employee One [Member] Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Employee One [Member] Stock Options [Member] Minimum [Member]	Dec. 31, 2011 Employee One [Member] Stock Options [Member] Minimum [Member]	Jun. 30, 2006 Other Employee [Member]	Sep. 30, 2006 Other Employee [Member]	Sep. 30, 2011 Other Employee [Member] Stock Options [Member]	Jun. 30, 2011 Other Employee [Member] Stock Options [Member]	Dec. 31, 2010 Other Employee [Member] Stock Options [Member]	Sep. 30, 2010 Other Employee [Member] Stock Options [Member]	Jun. 30, 2010 Other Employee [Member] Stock Options [Member]	Dec. 31, 2009 Other Employee [Member] Stock Options [Member]	Sep. 30, 2009 Other Employee [Member] Stock Options [Member]	Jun. 30, 2009 Other Employee [Member] Stock Options [Member]	Jun. 30, 2008 Other Employee [Member] Stock Options [Member]	Sep. 30, 2007 Other Employee [Member] Stock Options [Member]	Mar. 31, 2007 Other Employee [Member] Stock Options [Member]	Jun. 30, 2012 Other Employee [Member] Stock Options [Member]	Jun. 30, 2006 Other Employee [Member] Stock Options [Member]	Sep. 30, 2006 Other Employee [Member] Stock Options [Member]	Dec. 31, 2012 Other Employee [Member] Stock Options [Member]	Dec. 31, 2008 Other Employee [Member] Stock Options [Member]	Dec. 31, 2007 Other Employee [Member] Stock Options [Member]	Dec. 31, 2011 Other Employee [Member] Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Other Employee [Member] Stock Options [Member] Minimum [Member]	Jun. 30, 2007 Board of Directors Chairman [Member]	May 31, 2005 Board of Directors Chairman [Member] Stock Options [Member]	May 31, 2004 Board of Directors Chairman [Member] Stock Options [Member]	May 31, 2012 Newly Appointed Board Member [Member] Stock Options [Member]	Jun. 30, 2008 Newly Appointed Board Member [Member] Stock Options [Member]	Jun. 30, 2012 Re Elected Board Member [Member] Stock Options [Member]	Jun. 30, 2010 Re Elected Board Member [Member] Stock Options [Member]	Jun. 30, 2009 Re Elected Board Member [Member] Stock Options [Member]	Jun. 30, 2008 Re Elected Board Member [Member] Stock Options [Member]	Jul. 31, 2010 Employees [Member] Stock Options [Member]	Dec. 31, 2005 Employees [Member] Stock Options [Member]	May 31, 2005 Employees [Member] Stock Options [Member]	Jan. 31, 2005 Employees [Member] Stock Options [Member]	Jun. 30, 2004 Employees [Member] Stock Options [Member]	Mar. 31, 2004 Employees [Member] Stock Options [Member]	Jun. 30, 2006 Employee Stock Option [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of long - term incentive compensation plans			Two
Stock options issued									26,516					114,979	18,450,000	66,666	7,000							20,000,000					100,000	350,000	133,333	500,000	75,000	105,469	15,000	20,000	156,250		193,281	50,000	100,000	120,920				7,166		14,000		300,000		100,000				100,000	133,333	133,333	100,000	52,419	83,334	50,000	150,000	44,795	25,000	9,375		12,500	3,125		66,666	6,250	75,000	25,000	200,000	100,000	100,000	50,000	50,000	200,000	250,000	250,000	200,000	4,000,000
Period of Plan								10 years	3 years	3 years	4 years	4 years	3 years																																																																													3 years
Stock options issued to employees																																																																																					775,000	1,200,000	1,200,000	100,000	1,200,000
Stock option issued to employees/members																									200,000																																																																	4,000,000
Number of option vesting on grant date																			0	0	0	25,000	225,000
Number of Options exercised at an exercise price			15,140,956												0																														0				0																		0
Number of Option exercised															0																																																							0
Options exercise price per Share																				$ 0.75
Common Stock-Value	$ 29,167	$ 126,477				$ 7,700									$ 0											$ 7,882	$ 15,400		$ 100,000	$ 350,000	$ 100,000	$ 500,000	$ 82,500	$ 67,500	$ 15,300	$ 20,400	$ 100,000		$ 109,600	$ 32,000	$ 64,000	$ 133,012			$ 0				$ 0		$ 279,000			$ 4,000	$ 1,000	$ 93,000	$ 100,000	$ 100,000	$ 100,000	$ 39,315	$ 78,334	$ 47,000	$ 96,000	$ 49,275	$ 8,000	$ 3,000	$ 0				$ 62,666	$ 2,000	$ 24,000
Common Stock-Value another employee															0																																						75,000																	0				15,000
Exercise price/Share									$ 1.1					$ 1.1			$ 1.1												$ 1	$ 1	$ 0.75	$ 1	$ 1.1	$ 0.64	$ 1.02	$ 1.02	$ 0.64				$ 0.64	$ 1.1			$ 0	$ 1.1	$ 0.64	$ 1.1	$ 0		$ 0.93					$ 0.93	$ 0.75	$ 0.75	$ 1	$ 0.75	$ 0.94	$ 0.94	$ 0.64	$ 1.1	$ 0.32	$ 0.32	$ 0	$ 0.32	$ 0.32		$ 0.94	$ 0.32	$ 0.32
Exercise price/Share another employee																																																					$ 0.75																	$ 0				$ 0.6
Options exercise price per Share, Minimum																																							$ 0.32
Options exercise price per Share, Maximum																																							$ 1.02
Number of employees														2														1			1	1	1	1		1	1	1	1	1	1	1	1	1		1
Nonvested shares																		3,400,000
Weighted average fair value per options granted			$ 0.73	$ 0.78	$ 0.88
Stock Incentive Plan and Warrants (Textual) [Abstract]
Stock-based compensation expense			183,028	3,368,950	3,759,650		932,000
Weighted average fair value per options granted			$ 0.73
Total intrinsic value of options exercised			0	108,583	143,702
Unrecognized compensation cost			$ 0

Convertible Debt (Details) (USD $)	1 Months Ended																	3 Months Ended										12 Months Ended							73 Months Ended	131 Months Ended																															1 Months Ended										73 Months Ended													1 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended
	Feb. 28, 2007	Jun. 30, 2006	Mar. 31, 2006 Investors	Dec. 31, 2005	Nov. 30, 2005	Nov. 26, 2005 Investors	Oct. 31, 2005	Sep. 30, 2005	Jul. 31, 2005	Jun. 30, 2005	Apr. 30, 2005 Investors	Mar. 31, 2005 Investors	Nov. 26, 2004	Jul. 28, 2004	Nov. 26, 2003	Nov. 30, 2003	Nov. 26, 2003	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2006	Sep. 30, 2006	Jun. 29, 2006	Mar. 31, 2006	Dec. 31, 2005 Investors	Sep. 30, 2005 Investors	Jun. 30, 2005 Investors	Mar. 31, 2005 Investors	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Nov. 30, 2012	Dec. 31, 2012	Jan. 31, 2011	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Aug. 31, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	May 31, 2007	Apr. 30, 2007	Jan. 25, 2007	Aug. 31, 2006	May 31, 2006	Mar. 20, 2006	Jan. 09, 2006	Nov. 07, 2005	Oct. 20, 2005	Jul. 11, 2005	Jun. 05, 2005	Feb. 28, 2005	Nov. 16, 2004	Nov. 19, 2003	Dec. 05, 2002	Nov. 26, 2002	Jun. 30, 2006 November 2005 Accredited Investors [Member]	May 31, 2006 November 2005 Accredited Investors [Member]	Feb. 28, 2007 March 2005 Accredited Investors [Member]	Jan. 31, 2007 March 2005 Accredited Investors [Member]	Dec. 31, 2006 March 2005 Accredited Investors [Member]	Nov. 30, 2006 March 2005 Accredited Investors [Member]	Sep. 30, 2006 March 2005 Accredited Investors [Member]	May 31, 2006 March 2005 Accredited Investors [Member]	Mar. 31, 2006 March 2005 Accredited Investors [Member]	Jan. 31, 2006 March 2005 Accredited Investors [Member]	Nov. 30, 2012 March 2005 Accredited Investors [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2011 Maximum [Member]	Mar. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Nov. 30, 2005 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2011 Minimum [Member]	Mar. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Nov. 30, 2005 Minimum [Member]	Dec. 31, 2005 Warrant A [Member]	Dec. 31, 2005 Warrant A [Member] Maximum [Member]	Dec. 31, 2005 Warrant A [Member] Minimum [Member]	Dec. 31, 2005 Warrant B [Member]	Dec. 31, 2005 Warrant B [Member]	Dec. 31, 2005 Warrant B [Member] Maximum [Member]	Dec. 31, 2005 Warrant B [Member] Minimum [Member]	Dec. 31, 2005 Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable Period					5 years																																																																																									175 days			5 years
Warrants exercise price			0.935	0.935				0.935		1		1	1										0.935	0.935	0.935	1	1					0.935	1	1.25					1	0.935	0.98		0.935	0.935			1	1	0.5	1					2.13								1	1		0.001												0.47	0.78	1.01	0.63	1.03	1.23	0.24	0.26	0.43	0.48	0.58	0.98		0.99	0.93	0.75	0.75	0.945	0.8925
Issued warrants																500,000																	150,000																																																									4,200,000			2,940,000
Number of warrants exercised																		2,171,801	1,400,001													52,000																																																													1,493,333
Warrants Exercised Proceeds																																																																																													$ 1,122,481
Principle amount of convertible debentures due				468,836	675,000	1,185,959	100,000	400,000	350,000	150,000				375,000																																																					382,250	86,586	121,667	245,833	20,000	200,000	112,500	250,000	500,000	250,000
Share issued upon conversion of loan					900,000	1,101,764	133,334	533,333	466,666	200,000		66,667																				264,705																																			518,657	117,483	162,223	327,777	26,667		150,000	33,333	66,667	333,333	266,666
Common stock, price per share					$ 0.75	$ 0.737	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75		$ 0.75											$ 0.75	$ 0.75	$ 0.75																																								$ 0.737	$ 0.737	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75
Convertible Debt (Textual) [Abstract]
Convertible Secured Promissory Note Purchased by Gryffindor																																																																		1,000,000
Interest rate of secured promissory note						8.00%							8.00%	8.00%																																																		8.00%
Purchase of aggregate shares of common stock										325,500		322,000	525,000					2,000	1,497,528	330,881	732,534					325,500	322,000			439,443	330,881			100,000			7,527,279	123,334	1,584,760	338,000	545,625	100,016	1,830,164	292,112	203,500	1,156,555	1,075,104	197,013	80,000	2,305,756	260,000	260,000		732,534	350,000											452,919
Principle amount of note converted into common stock													0.737	1.2			0.737
Common stock, closing price														$ 1.88
Issued warrants																500,000																	150,000																																																									4,200,000			2,940,000
Remaining warrants expired														Oct 7, 2007																		Nov 19, 2005
Allocated fair value of warrants																																																																		126,587
Amended Principle Amount													1,185,959
Accrued but unpaid interest on the note so converted										$ 0.75			$ 0.55		$ 0.55
Additional expense related to beneficial conversion feature				2,584
Additional expense related to beneficial conversion feature		8,093	8,354	36,945
Number of Accredited Investors						7					5	2												62	12	4	8
Principle amount of Debt instrument converted into common stock						812,000
Due Date of Debt instrument																																			2006-11
Additional interest expense				95,157								1,228,244
Debt discount amortized	2,797	134,008		270,924								2,803,144																			928,090	835,294				3,845,721
Unamortized portion of the debt discount related to the debt conversion				256,711							233,425	24,890								386,451				256,711			24,890				386,451	256,711	193,308																													27,715		500,000
Cash				128,082	387,500
Principle amount of shares				345,645
Value of warrant				789,000	980,000
Total debt issuance costs				1,262,727										306,500																			170,530
Number of warrants issued				1,000,000
Number of common stock				356,335		356,335
Accrued interest due	1,109	21,305	33,274	50,486				72,985												15,086	21,010		33,274	50,486	72,985						15,086	50,486																													78,904
Accrued interest due	0
Debt discount				404,932																				404,932								404,932
Debt issuance costs					814,200
Fair value of the warrants					426,700	0.79						1,574,900	105,250	144,000					1,497,328								1,574,900							101,000																														241,655	14,500																		0.44						0.42
Amortized portion of the debt discount related to the debt conversion		189,948		800,520
Beneficial conversion amount amortization Period														3 years
Common Stock Per Shares				$ 0.75																$ 0.935				$ 0.75							$ 0.935	$ 0.75
Common stock paid		28,727								3,777																3,777																													5,597
Debt issuance costs amortized		417,886
Short-term unsecured debt financing aggregate amount																																																																500,000
Average market price Percentage (conversion rate )																75.00%
Days of maturity																20 days
Debt instrument convertible conversion per share																$ 0.75
Additional discount																258,345
Debt issuance costs																																		69,530
Short-term convertible debt Redemption																																	500,000
Convertible debenture Issue Date														Oct 7, 2004
Debt issuance costs Paid in Cash																																	162,500
Interest expense				236,147
Percentage of Lowest Daily Volume Weighted Average Price For Debt Conversion														0.8
Lowest fair market value Percentage														0.8
Redemption agreement with Cornell Capital Partners											650,000	50,000															50,000																																			50,000
Agreements to issue Senior Convertible Debentures				3,150,000							2,700,000	450,000												3,150,000			450,000					3,150,000
Maturity date of debt security											Mar 30, 2007	Mar 30, 2007
Convertible Debentures first installments payable																																Mar 30, 2006
Company's common stock valued																																85.00%
Senior Convertible Debentures pre payable																																125.00%
Purchase price of debentures																																110.00%
Common shares required to held for becoming beneficial owner of securities																																50.00%
Debt Instrument Interest Rate During Period																																8.00%
Interest prime rate of debenture installment												4.00%															4.00%
Principle amount of convertible debentures due				468,836	675,000	1,185,959	100,000	400,000	350,000	150,000				375,000																																																					382,250	86,586	121,667	245,833	20,000	200,000	112,500	250,000	500,000	250,000
Accrued interest		15,800		3,647		94,877				2,833														3,647		2,833						3,647	100,519																						3,078
Debt Conversion Aggregate Amount						1,280,836
Convertible debt which converted into shares					900,000	1,101,764	133,334	533,333	466,666	200,000		66,667																				264,705																																			518,657	117,483	162,223	327,777	26,667		150,000	33,333	66,667	333,333	266,666
Accrued interest paid in shares of common stock	1,141	24,674	35,939	65,742				97,955		165,766										14,760	18,888		35,939	65,742	97,955	165,766					14,760	65,742
Additional interest expense	149			10,922				15,299		28,834										1,843	2,167	3,650	4,975
Number of Investors entered into redemption agreement			3			8
Unamortized portion of the deferred loan costs											$ 205,741	$ 18,779								$ 112,256							$ 18,779				$ 112,256		$ 65,930																													$ 20,702
Shares issued	783		28,283					66,667															28,283		66,667																												358			7,656	65,742	5,986	31,288	159,780

Related Party Transaction (Details) (USD $)	1 Months Ended										12 Months Ended																													1 Months Ended	12 Months Ended						12 Months Ended
	Jul. 30, 2009	May 31, 2006	Feb. 28, 2006	Nov. 30, 2005	Nov. 26, 2005	Oct. 31, 2005	Sep. 30, 2005	Jul. 31, 2005	Jun. 30, 2005	Mar. 31, 2005	Dec. 31, 2012	Dec. 31, 2005	Dec. 31, 2003	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Aug. 31, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	May 31, 2007	Apr. 30, 2007	Dec. 31, 2006	Sep. 30, 2006	Aug. 31, 2006	Nov. 26, 2004	Dec. 31, 2002	Nov. 26, 2002	Jul. 12, 2011 Non Employee [Member]	Dec. 31, 2011 Non Employee [Member]	Dec. 31, 2010 Non Employee [Member]	Dec. 31, 2012 Non Employee [Member]	Jul. 31, 2009 Non Employee [Member]	Dec. 31, 2012 Third Non Employee [Member]	Dec. 31, 2010 Third Non Employee [Member]	Dec. 31, 2012 Subsequent Event [Member]
Related Party Transaction (Textual) [Abstract]
Payment for consulting services to another non-employee																																											$ 75,000	$ 70,000	$ 75,000	$ 56,500
Payment for consulting services	82,500										54,000																													105,000	129,000	135,000
Shares issued in exchange for services		33,583	655,663										764,000																																		100,000
Related Party Transaction (Additional Textual) [Abstract]
Loan taken by employee																																						109,000
Additional loan taken												25,000	40,000
Accrued interest												24,529
Common stock shares											118,427,925			110,596,798				2,048,671		45,843
Total loan amount upon exchange period												174,000
Common Stock Per Shares												$ 0.75																						$ 0.935
Date of issue											2006-03
Common Stock to be Issued on Exercise of Warrant		350,000							325,500	322,000			100,000		2,000	1,497,528	7,527,279	439,443	123,334	1,584,760	338,000	545,625	100,016	1,830,164	292,112	203,500	1,156,555	1,075,104	197,013	80,000	2,305,756	260,000	260,000	330,881	732,534	732,534	525,000		452,919
Shares Issued In Consideration for Consulting Services	70,000
Share issued upon conversion of loan				900,000	1,101,764	133,334	533,333	466,666	200,000	66,667		264,705
Consulting costs charges											$ 47,520

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliations between statutory federal income tax rate and Company's effective tax rate
Federal statutory, Value	$ (4,273,000)	$ (6,608,000)	$ (6,308,000)
Federal statutory	(34.00%)	(34.00%)	(34.00%)
State taxes, Value	(566,000)	(874,000)	(835,000)
State taxes	(4.50%)	(4.50%)	(4.50%)
Adjustment to valuation allowance, Value	4,596,000	6,406,000	6,118,000
Adjustment to valuation allowance	36.50%	33.00%	33.00%
Non-deductible compensation, Value	924,000	1,848,000	1,848,000
Non-deductible compensation	7.00%	9.50%	10.00%
Gain on warrant liability, Value	(681,000)	(772,000)	(823,000)
Gain on warrant liability	(5.00%)	(4.00%)	(4.50%)
Actual tax benefit, Value	$ 0	$ 0	$ 0
Actual tax benefit	0.00%	0.00%	0.00%

Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Net operating loss carry-forwards	$ 26,980,000	$ 24,023,000
Stock-based compensation	6,245,000	5,447,000
Warrants for services	3,839,000	3,257,000
Deferred tax asset	37,064,000	32,727,000
Deferred tax liabilities
Patent amortization	(1,896,000)	(2,155,000)
Valuation allowance	(35,168,000)	(30,572,000)
Net deferred taxes	$ 0	$ 0

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 17, 2002
Income Taxes (Textual) [Abstract]
Tax net operating losses		$ 72
Operating losses expiration period	Expiring in 2022 through 2032

401 (K) Profit Sharing Plan (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(K) Profit Sharing Plan (Textual) [Abstract]
Contributions to the 401(K) Profit Sharing Plan		$ 132,000	$ 130,000	$ 497,000
Assets transferred from the Plan	$ 1,353,000

Fair Value of Financial Instruments (Details) (Recurring [Member], Warrants [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments:
Warrant liability	$ 1,299,570	$ 3,067,488
Level 1 [Member]
Derivative instruments:
Warrant liability
Level 2 [Member]
Derivative instruments:
Warrant liability
Level 3 [Member]
Derivative instruments:
Warrant liability	$ 1,299,570	$ 3,067,488

Fair Value of Financial Instruments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the warranty liability measured at fair value on a recurring basis
Issuance of warrants
Exercise of warrants
Recurring [Member] | Level 3 [Member] | Warrants [Member]
Reconciliation of the warranty liability measured at fair value on a recurring basis
Beginning Balance	3,067,488	2,353,396
Issuance of warrants		3,204,197
Net gain included in earnings	(1,767,918)	(2,004,638)
Exercise of warrants		(485,467)
Ending Balance	$ 1,299,570	$ 3,067,488

Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Warrant liability		0
2010 Warrants [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Weighted average term	2 years 2 months 12 days	3 years 2 months 12 days
Warrant exercise price probability	5.00%	5.00%
Risk free interest rate		0.60%
2010 Warrants [Member] | Maximum [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Percentage of volatility, maximum	63.40%
Risk free interest rate, maximum	0.36%
2010 Warrants [Member] | Minimum [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Percentage of volatility	58.90%	66.69%
Risk free interest rate	0.25%
2011 Warrants [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Weighted average term	3 years	4 years
Warrant exercise price probability	5.00%	5.00%
Percentage of volatility, maximum		66.69%
Risk free interest rate, maximum		0.83%
2011 Warrants [Member] | Maximum [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Percentage of volatility	63.40%
Risk free interest rate	0.36%
2011 Warrants [Member] | Minimum [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Percentage of volatility	58.90%
Risk free interest rate	0.25%

Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended						3 Months Ended				12 Months Ended																																		1 Months Ended	3 Months Ended			15 Months Ended						1 Months Ended	12 Months Ended
	Mar. 11, 2013	Apr. 30, 2012	Apr. 20, 2011	Dec. 31, 2009	Sep. 30, 2009	Jul. 30, 2009	Dec. 02, 2002	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2012	Dec. 31, 2009	Jun. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Apr. 30, 2010	Mar. 31, 2010	Aug. 31, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	May 31, 2007	Apr. 30, 2007	Dec. 31, 2006	Sep. 30, 2006	Aug. 31, 2006	May 31, 2006	Mar. 31, 2006	Dec. 31, 2005	Sep. 30, 2005	Jun. 30, 2005	Mar. 31, 2005	Dec. 31, 2004	Nov. 26, 2004	Nov. 16, 2004	Dec. 31, 2003	Nov. 19, 2003	Nov. 26, 2002	Apr. 20, 2011 Network 1 Financial Securities [Member]	Dec. 31, 2012 Network 1 Financial Securities [Member]	Jun. 30, 2012 Network 1 Financial Securities [Member]	Mar. 31, 2010 Network 1 Financial Securities [Member]	Jun. 30, 2011 Network 1 Financial Securities [Member]	Dec. 31, 2011 Network 1 Financial Securities [Member]	Feb. 28, 2007 Private Placement [Member]	Jan. 31, 2007 Private Placement [Member]	Jun. 30, 2005 Private Placement [Member]	Mar. 31, 2005 Private Placement [Member]	Feb. 22, 2013 Subsequent Event [Member] Private Placement [Member]	Dec. 31, 2012 Subsequent Event [Member] Private Placement [Member]	Dec. 31, 2012 Subsequent Event [Member] Private Placement [Member] Network 1 Financial Securities [Member]
Subsequent Event [Line Items]
Value of units issued under security purchase agreement																																																								$ 2,550,000
Purchase price per unit																																																								$ 0.75
Convertible preferred stock												8.00%																																												8.00%
Preferred stock, par value									$ 0.001			$ 0.001							$ 0.001																																					$ 0.001
Common stock purchase warrant																																																								1.25
Common stock, par value									$ 0.001			$ 0.001							$ 0.001																																					$ 0.001
Actual price of warrants exercised				0.935	0.98					0.935	0.935		0.935							1		0.935			1	1	0.5	1						2.13	0.935	0.935	0.935	1	1	1	1	1	1.25	1	0.001											1	1
Gross proceeds of common stock and warrants																																																									2,620,634
Common Stock to be Issued on Exercise of Warrant				338,000	545,625					338,000	1,830,164		338,000	2,000	1,497,528	7,527,279	439,443	123,334		1,584,760	100,016	292,112	203,500	1,156,555	1,075,104	197,013	80,000	2,305,756	260,000	260,000	330,881	732,534	732,534	350,000				325,500	322,000		525,000		100,000		452,919	649,518	317,249	371,035			500,000						3,494,179	349,418
Warrants exercise period																																																								5 years	5 years
Purchase Price Per Equity																																																									$ 0.75
Payment of private placement fees																																																									$ 340,682
Percentage Of Shares Purchased Under Private Offering																																																									100.00%
Percentage of Shares sold under private offering																																																									10.00%
Subsequent Events (Textual) [Abstract]
Purchase price of common stock share	$ 0.75			$ 0.9						$ 0.9	$ 0.75		$ 0.9																																							$ 1.05	$ 1	$ 0.75	$ 0.75
Warrant coverage	100.00%
Exercise price of common stock	$ 1	$ 1	$ 1.25	$ 1	$ 1	$ 1.5	$ 0.5	$ 1.25	$ 1.25	$ 0.95	$ 1.5		$ 1																																	$ 1.12	$ 1	$ 1.12	$ 1	$ 1
Percentage of shares purchase	(75.00%)

Selected Quarterly Financial Data (Unaudited) (Details) (USD $)	1 Months Ended												3 Months Ended									9 Months Ended	12 Months Ended										131 Months Ended
	Jan. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Apr. 23, 2002	Dec. 31, 2002	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2012
Consolidated Statement Of Operations Data
Total revenues																																	$ 39,757
Total operating loss													(2,253,000)	(3,594,000)	(4,285,000)	(4,205,000)	(4,398,000)	(7,471,000)	(5,379,000)	(4,193,000)			(14,337,619)	(21,440,864)	(20,692,949)								(116,049,698)
Other income (expense), net													332,000	1,247,000	453,000	(263,000)	945,000	1,028,000	844,000	(811,000)
Net loss													(1,921,000)	(2,347,000)	(3,833,000)	(4,468,000)	(3,453,000)	(6,443,000)	(4,535,000)	(5,004,000)	(1,316,198)	(5,749,937)	(12,568,354)	(19,434,699)	(18,552,102)	(12,322,314)	(10,269,571)	(10,005,631)	(8,870,579)	(11,763,853)	(4,344,525)	(3,155,313)	(118,353,076)
Dividends on preferred stock	(37,478)	(43,884)	(51,194)	(50,631)	(53,385)	(59,465)	(64,224)	(69,934)	(79,748)	(111,484)	(219,391)	(34,794)	(38,000)	(44,000)	(51,000)	(50,000)	(54,000)	(59,000)	(64,000)	(70,000)			(183,187)	(247,008)	(10,407,867)								(10,838,062)
Net loss applicable to common stockholders													$ (1,959,000)	$ (2,391,000)	$ (3,884,000)	$ (4,518,000)	$ (3,507,000)	$ (6,502,000)	$ (4,599,000)	$ (5,074,000)			$ (12,751,541)	$ (19,681,707)	$ (28,959,969)								$ (129,191,138)
Basic and diluted loss per common share													$ (0.02)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.03)	$ (0.06)	$ (0.04)	$ (0.05)
Weighted average number of common shares outstanding - basic and diluted													115,948	113,167	112,267	110,775	110,017	109,100	105,794	97,991